Schedule of Investments (unaudited)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28 (Call 07/01/28)	$79	$76,099
4.75%, 03/30/30 (Call 12/30/29)	34	33,035
5.40%, 10/01/48 (Call 04/01/48)	313	289,813
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	42	35,437
4.20%, 06/01/30 (Call 03/01/30)	17	16,058
WPP Finance 2010, 3.75%, 09/19/24	1,579	1,535,625
		1,986,067
Aerospace & Defense — 1.2%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	970	922,819
4.95%, 08/15/25 (Call 05/15/25)	790	779,122
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	249	198,560
2.90%, 12/15/29 (Call 09/15/29)	983	863,595
3.83%, 04/27/25 (Call 01/27/25)	332	322,810
4.40%, 06/15/28 (Call 03/15/28)(a)	573	557,151
4.40%, 06/15/28 (Call 03/15/28)	610	594,079
4.85%, 04/27/35 (Call 10/27/34)	323	310,306
5.05%, 04/27/45 (Call 10/27/44)	324	298,906
6.15%, 12/15/40	430	450,760
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	817	692,097
2.65%, 11/01/26 (Call 08/01/26)	157	146,899
2.82%, 09/01/51 (Call 03/01/51)	136	89,632
3.03%, 03/15/52 (Call 09/15/51)	80	55,334
3.13%, 05/04/27 (Call 02/04/27)(a)	119	112,631
3.13%, 07/01/50 (Call 01/01/50)	314	222,080
3.75%, 11/01/46 (Call 05/01/46)	217	172,528
4.05%, 05/04/47 (Call 11/04/46)	227	189,597
4.13%, 11/16/28 (Call 08/16/28)	1,150	1,113,441
4.15%, 05/15/45 (Call 11/16/44)	240	203,042
4.35%, 04/15/47 (Call 10/15/46)	120	104,566
4.45%, 11/16/38 (Call 05/16/38)	134	124,261
4.50%, 06/01/42	784	715,094
4.63%, 11/16/48 (Call 05/16/48)	502	458,115
4.70%, 12/15/41	102	93,983
4.80%, 12/15/43 (Call 06/15/43)	112	103,688
4.88%, 10/15/40	124	117,411
5.40%, 05/01/35	245	249,932
5.70%, 04/15/40	235	241,853
6.05%, 06/01/36	200	214,648
6.13%, 07/15/38	255	278,422
7.50%, 09/15/29	455	518,541
		11,515,903
Agriculture — 0.8%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	298	281,151
2.70%, 09/15/51 (Call 03/15/51)	210	139,927
3.25%, 03/27/30 (Call 12/27/29)(a)	100	92,628
3.75%, 09/15/47 (Call 03/15/47)	169	139,302
4.02%, 04/16/43	98	84,596
4.50%, 08/15/33 (Call 05/15/33)	125	122,680
4.50%, 03/15/49 (Call 09/15/48)	135	124,377
4.54%, 03/26/42	5	4,639
5.38%, 09/15/35	124	131,387
5.94%, 10/01/32	287	311,748

	Par
Security	(000)	Value

Agriculture (continued)
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	$3,765	$3,476,865
2.75%, 05/14/31 (Call 02/14/31)(a)	328	274,375
3.25%, 08/15/26 (Call 05/15/26)	1,533	1,449,145
3.75%, 09/25/27 (Call 06/25/27)	1,697	1,614,000
		8,246,820
Airlines — 0.1%
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	230	193,699
3.00%, 11/15/26 (Call 08/15/26)	72	67,037
3.45%, 11/16/27 (Call 08/16/27)(a)	144	133,403
5.13%, 06/15/27 (Call 04/15/27)(a)	462	459,967
		854,106
Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	605	567,623
2.75%, 03/27/27 (Call 01/27/27)	95	89,973
2.85%, 03/27/30 (Call 12/27/29)	154	140,402
3.25%, 03/27/40 (Call 09/27/39)	8	6,545
3.38%, 11/01/46 (Call 05/01/46)(a)	181	144,313
3.38%, 03/27/50 (Call 09/27/49)(a)	173	137,749
3.88%, 11/01/45 (Call 05/01/45)(a)	238	207,034
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	630	614,162
Ralph Lauren Corp.
2.95%, 06/15/30 (Call 03/15/30)	45	39,779
3.75%, 09/15/25 (Call 07/15/25)	93	90,446
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	5	4,735
4.25%, 04/01/25 (Call 01/01/25)	162	158,741
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	185	174,272
2.80%, 04/23/27 (Call 02/23/27)(a)	283	258,543
2.95%, 04/23/30 (Call 01/23/30)(a)	233	192,262
		2,826,579
Auto Manufacturers — 0.8%
American Honda Finance Corp.
2.30%, 09/09/26	897	832,048
2.35%, 01/08/27	370	342,435
3.50%, 02/15/28	553	528,220
4.60%, 04/17/30	200	197,342
5.00%, 05/23/25	250	249,772
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	1,221	997,288
2.60%, 09/01/50 (Call 03/01/50)(a)	140	88,703
4.88%, 10/01/43 (Call 04/01/43)(a)	245	230,930
General Motors Co.
5.00%, 04/01/35	121	108,865
5.15%, 04/01/38 (Call 10/01/37)	157	138,868
5.20%, 04/01/45	215	178,164
5.40%, 04/01/48 (Call 10/01/47)	161	135,131
5.60%, 10/15/32 (Call 07/15/32)(a)	45	43,346
5.95%, 04/01/49 (Call 10/01/48)	206	187,122
6.25%, 10/02/43	261	246,543
6.60%, 04/01/36 (Call 10/01/35)	338	342,499
6.75%, 04/01/46 (Call 10/01/45)	183	181,375
General Motors Financial Co. Inc.
2.35%, 01/08/31 (Call 10/08/30)	35	27,329
2.70%, 06/10/31 (Call 03/10/31)	205	162,635
3.10%, 01/12/32 (Call 10/12/31)	150	120,972

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
3.60%, 06/21/30 (Call 03/21/30)	$225	$194,751
4.30%, 04/06/29 (Call 02/06/29)	200	184,920
5.65%, 01/17/29 (Call 10/17/28)	99	97,892
6.40%, 01/09/33 (Call 10/09/32)(a)	75	76,379
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	10	8,880
Mercedes-Benz Finance North America LLC, 8.50%,
01/18/31	528	661,647
Toyota Motor Corp., 3.67%, 07/20/28(a)	28	27,116
Toyota Motor Credit Corp.
1.80%, 02/13/25	66	62,736
2.00%, 10/07/24	15	14,411
2.15%, 02/13/30	90	77,756
3.00%, 04/01/25	85	82,169
3.05%, 01/11/28	92	86,156
3.20%, 01/11/27	33	31,425
3.38%, 04/01/30	48	44,466
3.40%, 04/14/25	58	56,488
3.65%, 01/08/29	23	21,887
4.45%, 05/18/26	220	218,526
4.55%, 05/17/30	220	216,927
4.70%, 01/12/33	300	298,980
		7,803,099
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	352	211,922
4.35%, 03/15/29 (Call 12/15/28)(a)	122	117,946
4.40%, 10/01/46 (Call 04/01/46)(a)	36	27,428
5.40%, 03/15/49 (Call 09/15/48)(a)	108	94,234
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32 (Call 12/01/31)(a)	315	267,671
4.15%, 05/01/52 (Call 11/01/51)	285	209,669
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)(a)	21	20,290
4.38%, 03/15/45 (Call 09/15/44)	93	73,604
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	107	94,500
3.55%, 01/15/52 (Call 07/15/51)(a)	62	40,390
3.80%, 09/15/27 (Call 06/15/27)	80	75,275
4.25%, 05/15/29 (Call 02/15/29)	80	75,446
5.25%, 05/15/49 (Call 11/15/48)	163	141,204
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	30	29,236
		1,478,815
Banks — 22.3%
Australia & New Zealand Banking Group Ltd., 3.70%,
11/16/25(a)	2,362	2,295,155
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	6,110	5,529,244
5.86%, 09/14/26 (Call 09/14/25),
(1-year CMT + 2.300%)(b)	465	462,452
6.13%, 09/14/28 (Call 09/14/27),
(1-year CMT + 2.700%)(b)	295	298,714
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(b)	635	554,806
2.71%, 06/27/24	200	193,414
2.96%, 03/25/31	235	195,739
3.23%, 11/22/32 (Call 08/22/31),
(1-year CMT + 1.600%)(b)	190	149,939
3.49%, 05/28/30	180	157,954
3.80%, 02/23/28	190	175,418
	Par
Security	(000)	Value

Banks (continued)
4.25%, 04/11/27	$485	$462,942
4.38%, 04/12/28(a)	245	234,080
5.18%, 11/19/25	190	186,434
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30),
(3-mo. SOFR + 1.432%)(b)	55	43,721
1.92%, 10/24/31 (Call 10/24/30),
(3-mo. SOFR + 1.432%)(b)	5	3,951
2.02%, 02/13/26 (Call 02/13/25),
(3-mo. SOFR + 0.902%)(b)	90	84,431
2.09%, 06/14/29 (Call 06/14/28),
(3-mo. SOFR + 1.432%)(b)	50	42,858
2.30%, 07/21/32 (Call 07/21/31),
(3-mo. SOFR + 1.432%)(b)	400	318,912
2.48%, 09/21/36 (Call 09/21/31),
(5-year CMT + 1.200%)(b)	546	413,863
2.50%, 02/13/31 (Call 02/13/30),
(3-mo. SOFR + 1.252%)(b)	205	171,942
2.55%, 02/04/28 (Call 02/04/27),
(3-mo. SOFR + 1.432%)(b)	100	90,525
2.57%, 10/20/32 (Call 10/20/31),
(3-mo. SOFR + 1.432%)(b)	145	117,715
2.59%, 04/29/31 (Call 04/29/30),
(3-mo. SOFR + 1.432%)(b)	118	99,085
2.68%, 06/19/41 (Call 06/19/40),
(3-mo. SOFR + 1.432%)(b)	249	171,514
2.69%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.432%)(b)	987	815,568
2.83%, 10/24/51 (Call 10/24/50),
(3-mo. SOFR + 1.432%)(b)	280	178,335
2.88%, 10/22/30 (Call 10/22/29),
(3-mo. SOFR + 1.452%)(b)	223	192,362
2.97%, 02/04/33 (Call 02/04/32),
(3-mo. SOFR + 1.432%)(b)	280	233,290
2.97%, 07/21/52 (Call 07/21/51),
(3-mo. SOFR + 1.432%)(b)	730	484,778
3.19%, 07/23/30 (Call 07/23/29),
(3-mo. SOFR + 1.442%)(b)	262	231,281
3.25%, 10/21/27 (Call 10/21/26)	3,518	3,293,974
3.31%, 04/22/42 (Call 04/22/41),
(3-mo. SOFR + 1.432%)(b)	315	236,203
3.37%, 01/23/26 (Call 01/23/25),
(3-mo. SOFR + 3.072%)(b)	52	49,982
3.38%, 04/02/26 (Call 04/02/25),
(3-mo. SOFR + 1.432%)(b)	100	96,239
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.040%)(b)	635	584,219
3.50%, 04/19/26(a)	88	84,843
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(b)	57	54,077
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(b)	73	68,083
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.512%)(b)	282	265,379
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(b)	268	253,788
3.85%, 03/08/37 (Call 03/08/32),
(5-year CMT + 2.000%)(b)	445	379,540
3.88%, 08/01/25	153	149,369

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.95%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.452%)(b)	$201	$159,379
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(b)	277	261,289
3.97%, 02/07/30 (Call 02/07/29),
(3-mo. SOFR + 1.472%)(b)	73	67,813
4.00%, 01/22/25	74	72,310
4.08%, 04/23/40 (Call 04/23/39),
(3-mo. SOFR + 1582%)(b)	95	79,959
4.08%, 03/20/51 (Call 03/20/50),
(3-mo. SOFR + 3.412%)(b)	1,105	887,923
4.24%, 04/24/38 (Call 04/24/37),
(3-mo. SOFR + 2.076%)(b)	712	626,738
4.25%, 10/22/26	378	365,571
4.27%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.572%)(b)	272	258,503
4.33%, 03/15/50 (Call 03/15/49),
(3-mo. SOFR + 1.782%)(b)	593	499,697
4.44%, 01/20/48 (Call 01/20/47),
(3-mo. SOFR + 1.252%)(b)	627	540,574
4.45%, 03/03/26	254	248,696
4.57%, 04/27/33 (Call 04/27/32),
(3-mo. SOFR + 1.432%)(b)	840	790,759
4.88%, 04/01/44	293	274,101
5.00%, 01/21/44	596	563,387
5.02%, 07/22/33 (Call 07/22/32),
(3-mo. SOFR + 1.432%)(b)	1,147	1,120,539
5.08%, 01/20/27 (Call 01/20/26),
(3-mo. SOFR + 1.432%)(b)	125	124,074
5.20%, 04/25/29 (Call 04/25/28),
(3-mo. SOFR + 1.432%)(b)	725	723,108
5.29%, 04/25/34	960	954,173
5.88%, 02/07/42	621	652,634
6.11%, 01/29/37	667	697,429
6.22%, 09/15/26	155	159,776
7.75%, 05/14/38	372	441,560
Series L, 3.95%, 04/21/25	49	47,760
Series L, 4.18%, 11/25/27 (Call 11/25/26)	304	291,332
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(3-mo. SOFR + 1.432%)(b)	520	429,608
Series N, 3.48%, 03/13/52 (Call 03/13/51),
(3-mo. SOFR + 1.432%)(b)	385	280,153
Bank of America NA, 6.00%, 10/15/36	294	314,668
Bank of Montreal
1.85%, 05/01/25	77	72,202
2.50%, 06/28/24	437	422,881
3.09%, 01/10/37 (Call 01/10/32),
(5-year CMT + 1.400%)(b)	120	94,768
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(a)(b)	926	828,140
5.30%, 06/05/26	120	120,259
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	2,670	2,509,026
2.45%, 08/17/26 (Call 05/17/26)	1,576	1,458,493
2.80%, 05/04/26 (Call 02/04/26)	1,720	1,629,115
3.25%, 09/11/24 (Call 08/11/24)	296	288,112
3.25%, 05/16/27 (Call 02/16/27)	523	494,889
3.30%, 08/23/29 (Call 05/23/29)	411	371,375
3.40%, 01/29/28 (Call 10/29/27)(a)	821	773,604
	Par
Security	(000)	Value

Banks (continued)
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(b)	$995	$944,225
3.85%, 04/28/28	1,008	971,762
3.95%, 11/18/25 (Call 10/18/25)	330	320,664
Series G, 3.00%, 02/24/25 (Call 01/24/25)	429	413,616
Bank of Nova Scotia (The)
0.65%, 07/31/24	333	314,552
1.05%, 03/02/26	1,693	1,518,435
1.30%, 06/11/25(a)	2,578	2,378,231
1.35%, 06/24/26	348	311,028
1.95%, 02/02/27	458	412,566
2.15%, 08/01/31	943	761,963
2.20%, 02/03/25(a)	3,121	2,964,575
2.45%, 02/02/32	3	2,466
2.70%, 08/03/26	469	435,720
4.50%, 12/16/25	1,860	1,809,966
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3-mo. SOFR + 2.090%)(a)(b)	25	19,124
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	65	44,634
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31),
(1-year CMT + 1.200%)(b)	373	296,390
2.89%, 11/24/32 (Call 11/24/31),
(1-year CMT + 1.300%)(b)	685	540,650
3.56%, 09/23/35 (Call 09/23/30),
(5-year CMT + 2.900%)(b)	283	224,119
3.65%, 03/16/25	15	14,390
4.34%, 01/10/28 (Call 01/10/27)	370	351,456
4.38%, 09/11/24(a)	215	209,896
4.38%, 01/12/26	180	173,803
4.84%, 05/09/28 (Call 05/07/27)	726	672,356
4.95%, 01/10/47	227	199,696
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(b)	437	417,964
5.09%, 06/20/30 (Call 06/20/29),
(3-mo. LIBOR US + 3.054%)(b)	458	425,793
5.25%, 08/17/45(a)	225	207,785
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(b)	460	453,413
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(b)	400	399,236
6.22%, 05/09/34 (Call 05/09/33),
(1-day SOFR + 2.980%)(b)	400	403,876
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(b)	305	321,949
BNP Paribas SA, 4.25%, 10/15/24(a)	385	376,299
BPCE SA, 3.38%, 12/02/26	2,580	2,420,221
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24),
(3-mo. LIBOR US + 2.470%)(b)	7	6,346
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	157	149,246
3.60%, 04/07/32 (Call 03/07/32)(a)	210	189,370
Citigroup Inc.
2.01%, 01/25/26 (Call 01/25/25),
(1-day SOFR + 0.694%)(b)	20	18,817
2.56%, 05/01/32 (Call 05/01/31),
(1-day SOFR + 1.167%)(b)	219	179,788
2.57%, 06/03/31 (Call 06/03/30),
(1-day SOFR + 2.107%)(b)	460	385,420

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.67%, 01/29/31 (Call 01/29/30),
(1-day SOFR + 1.146%)(b)	$30	$25,496
2.98%, 11/05/30 (Call 11/05/29),
(1-day SOFR + 1.422%)(b)	293	253,999
3.06%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.351%)(b)	330	277,035
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(b)	58	55,612
3.20%, 10/21/26 (Call 07/21/26)	106	99,620
3.30%, 04/27/25	33	32,018
3.40%, 05/01/26	44	42,155
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(b)	359	334,164
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(b)	378	355,509
3.70%, 01/12/26(a)	127	122,846
3.79%, 03/17/33 (Call 03/17/32),
(1-day SOFR + 1.939%)(b)	703	623,252
3.88%, 01/24/39 (Call 01/24/38),
(3-mo. SOFR + 1.430%)(b)	241	201,900
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(b)	341	324,496
3.98%, 03/20/30 (Call 03/20/29),
(3-mo. SOFR + 1.600%)(b)	252	233,738
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(b)	238	224,877
4.13%, 07/25/28	177	166,194
4.28%, 04/24/48 (Call 04/24/47),
(3-mo. SOFR + 2.101%)(b)	403	340,446
4.30%, 11/20/26	86	82,905
4.40%, 06/10/25	91	88,798
4.41%, 03/31/31 (Call 03/31/30),
(1-day SOFR + 3.914%)(b)	636	601,522
4.45%, 09/29/27	1,145	1,100,150
4.60%, 03/09/26	139	135,430
4.65%, 07/30/45	346	304,511
4.65%, 07/23/48 (Call 06/23/48)	585	519,316
4.75%, 05/18/46	250	210,853
4.91%, 05/24/33 (Call 05/24/32),
(1-day SOFR + 2.086%)(b)	230	223,240
5.30%, 05/06/44	158	144,180
5.32%, 03/26/41 (Call 03/26/40),
(1-day SOFR + 4.548%)(b)	250	242,322
5.50%, 09/13/25	87	87,016
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(b)	55	55,300
5.88%, 02/22/33(a)	157	159,236
5.88%, 01/30/42	390	406,064
6.00%, 10/31/33	324	331,650
6.13%, 08/25/36	195	199,464
6.17%, 05/25/34	145	147,069
6.27%, 11/17/33 (Call 11/17/32),
(1-day SOFR + 2.338%)(b)	207	221,142
6.63%, 01/15/28(a)	469	499,921
6.63%, 06/15/32	289	305,060
6.68%, 09/13/43	161	171,315
8.13%, 07/15/39	588	745,796
Citizens Bank NA/Providence RI, 3.75%, 02/18/26
(Call 11/18/25)(a)	20	18,250
	Par
Security	(000)	Value

Banks (continued)
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	$72	$56,663
2.85%, 07/27/26 (Call 04/27/26)	31	26,980
3.25%, 04/30/30 (Call 01/30/30)(a)	154	125,621
4.30%, 12/03/25 (Call 11/03/25)(a)	40	36,686
Comerica Bank, 4.00%, 07/27/25(a)	1,275	1,105,540
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(a)	311	250,097
Cooperatieve Rabobank UA
3.75%, 07/21/26	50	47,024
5.25%, 05/24/41	65	67,574
5.75%, 12/01/43	202	201,440
Cooperatieve Rabobank UA/NY, 3.38%, 05/21/25	258	249,122
Credit Suisse AG/New York NY
1.25%, 08/07/26	20	17,152
2.95%, 04/09/25	295	276,312
3.63%, 09/09/24	1,510	1,446,806
3.70%, 02/21/25	1,200	1,139,844
4.75%, 08/09/24	2,050	1,996,556
5.00%, 07/09/27	280	270,824
7.50%, 02/15/28(a)	515	546,966
7.95%, 01/09/25	435	440,777
Credit Suisse Group AG
3.75%, 03/26/25	250	235,700
4.55%, 04/17/26	60	56,641
Deutsche Bank AG, 4.10%, 01/13/26(a)	419	400,107
Deutsche Bank AG/New York NY
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(b)	570	504,239
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(b)	620	533,281
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(b)	795	692,421
3.04%, 05/28/32 (Call 05/28/31),
(1-day SOFR + 1.718%)(b)	317	251,330
3.55%, 09/18/31 (Call 09/18/30),
(1-day SOFR + 3.043%)(b)	702	583,867
3.70%, 05/30/24	373	361,836
3.96%, 11/26/25 (Call 11/26/24),
(1-day SOFR + 2.581%)(b)	320	304,349
4.10%, 01/13/26	387	358,795
Discover Bank
2.70%, 02/06/30 (Call 11/06/29)	300	243,051
4.65%, 09/13/28 (Call 06/13/28)	65	60,392
Fifth Third Bancorp., 8.25%, 03/01/38	273	306,505
Goldman Sachs Capital I, 6.35%, 02/15/34	466	473,134
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31),
(1-day SOFR + 1.090%)(b)	554	438,170
2.38%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.248%)(b)	639	514,248
2.60%, 02/07/30 (Call 11/07/29)	88	75,486
2.62%, 04/22/32 (Call 04/22/31),
(1-day SOFR + 1.281%)(b)	594	489,830
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(b)	500	454,100
2.65%, 10/21/32 (Call 10/21/31),
(1-day SOFR + 1.264%)(b)	269	220,392
2.91%, 07/21/42 (Call 07/21/41),
(1-day SOFR + 1.472%)(b)	185	129,026

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.10%, 02/24/33 (Call 02/24/32),
(1-day SOFR + 1.410%)(b)	$549	$465,267
3.21%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 1.513%)(b)	335	244,915
3.27%, 09/29/25 (Call 09/29/24),
(3-mo. SOFR + 1.463%)(b)	73	70,573
3.44%, 02/24/43 (Call 02/24/42),
(1-day SOFR + 1.632%)(b)	180	134,426
3.50%, 01/23/25 (Call 10/23/24)	109	105,800
3.50%, 04/01/25 (Call 03/01/25)	30	28,978
3.50%, 11/16/26 (Call 11/16/25)	745	706,081
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.510%)(b)	154	145,188
3.75%, 05/22/25 (Call 02/22/25)	100	96,917
3.75%, 02/25/26 (Call 11/25/25)	349	337,267
3.80%, 03/15/30 (Call 12/15/29)	69	63,966
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(b)	304	283,495
3.85%, 01/26/27 (Call 01/26/26)	697	669,956
4.02%, 10/31/38 (Call 10/31/37),
(3-mo. SOFR + 1.634%)(b)	411	346,605
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.562%)(b)	717	679,515
4.25%, 10/21/25	271	264,005
4.41%, 04/23/39 (Call 04/23/38),
(3-mo. SOFR + 1.430%)(b)	250	217,868
4.75%, 10/21/45 (Call 04/21/45)	662	592,411
4.80%, 07/08/44 (Call 01/08/44)	542	490,331
5.15%, 05/22/45	168	155,284
5.95%, 01/15/27	133	136,318
6.13%, 02/15/33(a)	711	758,296
6.25%, 02/01/41	823	879,408
6.45%, 05/01/36	270	283,411
6.75%, 10/01/37	1,018	1,086,817
HSBC Bank USA NA/New York NY
5.63%, 08/15/35(a)	358	348,320
7.00%, 01/15/39	280	304,046
HSBC Holdings PLC
0.98%, 05/24/25 (Call 05/24/24),
(1-day SOFR + 0.708%)(b)	620	589,180
1.59%, 05/24/27 (Call 05/24/26),
(1-day SOFR + 1.290%)(b)	1,716	1,523,036
1.65%, 04/18/26 (Call 04/18/25),
(1-day SOFR + 1.538%)(b)	500	461,640
2.21%, 08/17/29 (Call 08/17/28),
(1-day SOFR + 1.285%)(b)	276	232,817
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(b)	955	850,131
2.63%, 11/07/25 (Call 11/07/24),
(1-day SOFR + 1.401%)(b)	435	413,976
2.80%, 05/24/32 (Call 05/24/31),
(1-day SOFR + 1.187%)(b)	1,207	980,048
2.85%, 06/04/31 (Call 06/04/30),
(1-day SOFR + 2.387%)(b)	235	196,293
2.87%, 11/22/32 (Call 11/22/31),
(1-day SOFR + 1.410%)(b)	450	364,491
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(b)	620	589,019
3.97%, 05/22/30 (Call 05/22/29),
(3-mo. LIBOR US + 1.610%)(b)	985	898,330
	Par
Security	(000)	Value

Banks (continued)
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. LIBOR US + 1.546%)(b)	$338	$319,052
4.29%, 09/12/26 (Call 09/12/25),
(3-mo. LIBOR US + 1.348%)(b)	600	580,122
4.30%, 03/08/26	435	424,699
4.38%, 11/23/26	361	346,592
4.58%, 06/19/29 (Call 06/19/28),
(3-mo. LIBOR US + 1.535%)(b)	946	896,742
4.95%, 03/31/30	911	890,029
5.40%, 08/11/33 (Call 08/11/32),
(1-day SOFR + 2.870%)(b)	245	239,826
6.10%, 01/14/42	579	611,372
6.25%, 03/09/34 (Call 03/09/33),
(1-day SOFR + 2.390%)(b)	45	46,310
6.50%, 05/02/36	235	242,602
6.50%, 09/15/37	205	213,797
8.11%, 11/03/33 (Call 11/03/32),
(1-day SOFR + 4.250%)(b)	282	314,202
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	784	623,468
2.63%, 08/06/24 (Call 07/06/24)	191	180,762
4.00%, 05/15/25 (Call 04/15/25)(a)	198	187,163
5.02%, 05/17/33 (Call 05/17/32),
(1-day SOFR + 2.050%)(b)	200	183,484
Huntington National Bank (The), 4.55%, 05/17/28
(Call 05/17/27), (1-day SOFR + 1.650%)(b)	325	303,335
ING Groep NV
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(b)	450	403,717
2.73%, 04/01/32 (Call 04/01/31),
(1-day SOFR + 1.316%)(b)	738	610,503
3.95%, 03/29/27	936	893,019
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(b)	40	37,937
4.05%, 04/09/29(a)	222	209,299
4.55%, 10/02/28	360	349,106
JPMorgan Chase & Co.
1.95%, 02/04/32 (Call 02/04/31),
(1-day SOFR + 1.065%)(b)	200	159,320
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(b)	174	163,708
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(b)	58	54,559
2.52%, 04/22/31 (Call 04/22/30),
(1-day SOFR + 2.040%)(a)(b)	186	158,050
2.53%, 11/19/41 (Call 11/19/40),
(3-mo. SOFR + 1.510%)(b)	200	135,828
2.55%, 11/08/32 (Call 11/08/31),
(1-day SOFR + 1.180%)(b)	60	49,193
2.58%, 04/22/32 (Call 04/22/31),
(3-mo. SOFR + 1.250%)(b)	969	807,225
2.74%, 10/15/30 (Call 10/15/29),
(3-mo. SOFR + 1.510%)(b)	596	516,875
2.95%, 10/01/26 (Call 07/01/26)	89	83,909
2.96%, 05/13/31 (Call 05/13/30),
(3-mo. SOFR + 2.515%)(b)	455	388,825
2.96%, 01/25/33 (Call 01/25/32),
(1-day SOFR + 1.260%)(b)	588	497,854
3.11%, 04/22/41 (Call 04/22/40),
(3-mo. SOFR + 2.460%)(b)	117	87,417

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.11%, 04/22/51 (Call 04/22/50),
(1-day SOFR + 2.440%)(b)	$644	$444,585
3.16%, 04/22/42 (Call 04/22/41),
(1-day SOFR + 2.460%)(b)	264	197,820
3.20%, 06/15/26 (Call 03/15/26)	75	71,513
3.30%, 04/01/26 (Call 01/01/26)	448	430,895
3.33%, 04/22/52 (Call 04/22/51),
(1-day SOFR + 1.580%)(b)	914	654,854
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 0.945%)(b)	223	207,970
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(b)	37	34,937
3.63%, 12/01/27 (Call 12/01/26)	318	301,117
3.70%, 05/06/30 (Call 05/06/29),
(3-mo. SOFR + 1.422%)(b)	446	412,523
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(b)	198	188,391
3.88%, 07/24/38 (Call 07/24/37),
(3-mo. SOFR + 1.622%)(b)	322	276,743
3.90%, 01/23/49 (Call 01/23/48),
(3-mo. SOFR + 1.482%)(b)	359	287,351
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.506%)(b)	90	87,046
3.96%, 11/15/48 (Call 11/15/47),
(3-mo. SOFR + 1.642%)(b)	650	526,812
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(b)	494	469,162
4.03%, 07/24/48 (Call 07/24/47),
(3-mo. SOFR + 1.722%)(b)	300	244,176
4.13%, 12/15/26	202	197,748
4.20%, 07/23/29 (Call 07/23/28),
(3-mo. SOFR + 1.522%)(b)	349	334,220
4.25%, 10/01/27	258	251,854
4.26%, 02/22/48 (Call 02/22/47),
(3-mo. SOFR + 1.842%)(b)	531	456,177
4.45%, 12/05/29 (Call 12/05/28),
(3-mo. SOFR + 1.330%)(b)	462	446,200
4.49%, 03/24/31 (Call 03/24/30),
(3-mo. SOFR + 3.790%)(b)	212	204,661
4.59%, 04/26/33 (Call 04/26/32),
(1-day SOFR + 1.800%)(b)	815	779,580
4.85%, 02/01/44	330	310,873
4.91%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.080%)(a)(b)	1,205	1,181,020
4.95%, 06/01/45	179	165,747
5.35%, 06/01/34	540	546,815
5.40%, 01/06/42	426	427,159
5.50%, 10/15/40	341	346,180
5.60%, 07/15/41(a)	418	433,625
5.72%, 09/14/33 (Call 09/14/32),
(1-day SOFR + 2.580%)(b)	390	394,185
6.40%, 05/15/38	843	941,058
7.63%, 10/15/26	114	122,925
7.75%, 07/15/25	63	66,435
8.00%, 04/29/27	546	605,110
8.75%, 09/01/30	14	16,981
KeyBank NA/Cleveland OH
3.30%, 06/01/25(a)	270	243,262
3.40%, 05/20/26	280	238,232
6.95%, 02/01/28	5	4,579
	Par
Security	(000)	Value

Banks (continued)
KeyCorp
2.25%, 04/06/27	$125	$103,178
2.55%, 10/01/29(a)	393	302,229
4.10%, 04/30/28	20	17,484
4.15%, 10/29/25	12	10,960
Lloyds Bank PLC, 3.50%, 05/14/25	210	200,584
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(b)	632	564,932
2.44%, 02/05/26 (Call 02/05/25),
(1-year CMT + 1.000%)(b)	370	348,984
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(b)	405	371,029
3.75%, 01/11/27	30	28,435
3.87%, 07/09/25 (Call 07/09/24),
(1-year CMT + 3.500%)(b)	220	214,639
4.34%, 01/09/48	280	209,622
4.38%, 03/22/28	481	463,150
4.45%, 05/08/25	260	253,799
4.58%, 12/10/25(a)	291	279,363
4.65%, 03/24/26	210	200,493
5.30%, 12/01/45(a)	252	219,772
7.95%, 11/15/33 (Call 08/15/32),
(1-year CMT + 3.750%)(b)	325	355,894
Mitsubishi UFJ Financial Group Inc.
2.31%, 07/20/32 (Call 07/20/31),
(1-year CMT + 0.950%)(b)	244	195,573
2.49%, 10/13/32 (Call 10/13/31),
(1-year CMT + 0.970%)(b)	25	20,233
2.85%, 01/19/33 (Call 01/19/32),
(1-year CMT + 1.100%)(b)	230	191,422
3.29%, 07/25/27(a)	22	20,552
3.68%, 02/22/27	45	43,655
3.74%, 03/07/29	1,067	994,572
3.75%, 07/18/39	368	310,132
3.96%, 03/02/28	48	45,921
4.05%, 09/11/28	225	215,694
4.15%, 03/07/39(a)	183	163,335
4.29%, 07/26/38	168	151,751
5.13%, 07/20/33 (Call 07/20/32),
(1-year CMT + 2.125%)(b)	212	209,477
5.41%, 04/19/34	15	15,074
5.47%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.125%)(b)	230	233,484
Mizuho Financial Group Inc.
2.17%, 05/22/32 (Call 05/22/31),
(1-year CMT + 0.870%)(b)	210	165,486
2.20%, 07/10/31 (Call 07/10/30),
(1-day SOFR + 1.772%)(b)	200	161,744
2.23%, 05/25/26 (Call 05/25/25),
(3-mo. LIBOR US + 0.830%)(a)(b)	215	200,548
2.26%, 07/09/32 (Call 07/09/31),
(1-year CMT + 0.900%)(b)	20	15,842
2.84%, 09/13/26	50	46,193
3.17%, 09/11/27	30	27,681
4.02%, 03/05/28	230	218,466
4.25%, 09/11/29 (Call 09/11/28),
(3-mo. SOFR + 1.532%)(b)	208	197,003
5.67%, 09/13/33 (Call 09/13/32),
(1-year CMT + 2.400%)(b)	325	330,447

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
5.75%, 05/27/34 (Call 05/27/33),
(1-year CMT + 1.800%)(b)	$370	$377,711
Morgan Stanley
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(b)	560	498,938
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(b)	275	247,142
1.79%, 02/13/32 (Call 02/13/31),
(1-day SOFR + 1.034%)(b)	765	594,443
1.93%, 04/28/32 (Call 04/28/31),
(1-day SOFR + 1.020%)(b)	510	398,228
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(b)	208	196,367
2.24%, 07/21/32 (Call 07/21/31),
(1-day SOFR + 1.178%)(b)	715	569,862
2.48%, 09/16/36 (Call 09/16/31),
(1-day SOFR + 1.360%)(b)	877	662,047
2.51%, 10/20/32 (Call 10/20/31),
(1-day SOFR + 1.200%)(b)	295	239,755
2.70%, 01/22/31 (Call 01/22/30),
(1-day SOFR + 1.143%)(b)	307	262,626
2.72%, 07/22/25 (Call 07/22/24),
(1-day SOFR + 1.152%)(b)	146	140,817
2.80%, 01/25/52 (Call 01/25/51),
(1-day SOFR + 1.430%)(b)	420	270,052
2.94%, 01/21/33 (Call 01/21/32),
(1-day SOFR + 1.290%)(b)	15	12,529
3.13%, 07/27/26	480	452,842
3.59%, 07/22/28 (Call 07/22/27),
(3-mo. LIBOR US + 1.340%)(b)	608	567,604
3.62%, 04/01/31 (Call 04/01/30),
(1-day SOFR + 3.120%)(b)	327	295,883
3.63%, 01/20/27	510	488,605
3.70%, 10/23/24(a)	170	166,151
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.140%)(b)	666	624,195
3.88%, 01/27/26	488	475,141
3.95%, 04/23/27	440	418,484
3.97%, 07/22/38 (Call 07/22/37),
(3-mo. LIBOR US + 1.455%)(b)	357	303,839
4.00%, 07/23/25	249	243,634
4.30%, 01/27/45	695	601,710
4.35%, 09/08/26	644	627,894
4.38%, 01/22/47	705	612,433
4.43%, 01/23/30 (Call 01/23/29),
(3-mo. SOFR + 1.628%)(b)	354	339,897
4.46%, 04/22/39 (Call 04/22/38),
(3-mo. SOFR + 1.693%)(b)	166	148,861
5.00%, 11/24/25	427	426,355
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(b)	15	14,936
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(b)	130	129,691
5.25%, 04/21/34	120	119,368
5.30%, 04/20/37 (Call 04/20/32),
(1-day SOFR + 2.620%)(b)	280	266,123
5.60%, 03/24/51 (Call 03/24/50),
(1-day SOFR + 4.840%)(a)(b)	400	414,060
5.95%, 01/19/38 (Call 01/19/33),
(5-year CMT + 2.430%)(b)	360	356,184
	Par
Security	(000)	Value

Banks (continued)
6.25%, 08/09/26	$515	$532,046
6.34%, 10/18/33 (Call 10/18/32),
(1-day SOFR + 2.560%)(b)	465	498,373
6.38%, 07/24/42	794	873,464
7.25%, 04/01/32(a)	682	784,736
National Australia Bank Ltd./New York
2.50%, 07/12/26(a)	1,251	1,168,246
3.38%, 01/14/26(a)	1,010	972,054
National Bank of Canada
0.55%, 11/15/24 (Call 11/15/23),
(1-year CMT + 0.400%)(b)	2,780	2,712,363
3.75%, 06/09/25 (Call 06/09/24),
(1-day SOFR + 1.009%)(b)	7,965	7,795,345
5.25%, 01/17/25	1,075	1,065,475
NatWest Group PLC
3.75%, 11/01/29 (Call 11/01/24),
(5-year CMT + 2.100%)(b)	506	476,232
4.45%, 05/08/30 (Call 05/08/29),
(3-mo. LIBOR US + 1.871%)(b)	349	326,500
4.80%, 04/05/26	281	277,004
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(b)	733	708,379
5.08%, 01/27/30 (Call 01/27/29),
(3-mo. LIBOR US + 1.905%)(b)	825	800,844
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	1,147	1,059,874
3.65%, 08/03/28 (Call 05/03/28)(a)	824	791,567
3.95%, 10/30/25	3,081	2,978,341
PNC Bank NA
3.10%, 10/25/27 (Call 09/25/27)	346	318,133
3.25%, 06/01/25 (Call 05/02/25)	250	238,602
3.30%, 10/30/24 (Call 09/30/24)	25	24,166
3.88%, 04/10/25 (Call 03/10/25)	2,944	2,814,788
4.20%, 11/01/25 (Call 10/02/25)(a)	105	100,586
2.50%, 08/27/24 (Call 07/27/24)	3,005	2,879,301
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	156	131,862
2.60%, 07/23/26 (Call 05/23/26)	141	130,928
3.15%, 05/19/27 (Call 04/19/27)	467	435,426
3.45%, 04/23/29 (Call 01/23/29)	648	592,363
5.07%, 01/24/34 (Call 01/24/33),
(1-day SOFR + 1.933%)(a)(b)	355	342,728
6.04%, 10/28/33 (Call 10/28/32),
(1-day SOFR + 2.140%)(b)	560	576,778
Regions Bank/Birmingham AL, 6.45%, 06/26/37	260	259,176
Regions Financial Corp., 7.38%, 12/10/37	103	108,897
Royal Bank of Canada
2.25%, 11/01/24	324	310,143
2.30%, 11/03/31	35	28,562
2.55%, 07/16/24(a)	4	3,873
4.24%, 08/03/27	30	29,144
4.65%, 01/27/26	187	183,976
4.90%, 01/12/28	400	397,180
5.00%, 02/01/33	330	325,489
5.00%, 05/02/33	300	294,954
6.00%, 11/01/27	35	36,265
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(b)	810	709,900
3.24%, 10/05/26 (Call 08/05/26)	118	107,093

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.40%, 07/13/27 (Call 04/14/27)	$1,032	$980,926
4.50%, 07/17/25 (Call 04/17/25)	1,666	1,611,555
Santander UK Group Holdings PLC
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(b)	425	368,203
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(b)	425	373,558
2.90%, 03/15/32 (Call 03/15/31),
(1-day SOFR + 1.475%)(b)	212	172,731
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(b)	20	18,213
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24),
(1-day SOFR + 0.940%)(b)	1,378	1,316,555
2.65%, 05/19/26	1,958	1,845,356
3.30%, 12/16/24	1,913	1,856,127
3.55%, 08/18/25	2,359	2,294,363
4.14%, 12/03/29 (Call 12/03/28),
(3-mo. LIBOR US + 1.030%)(b)	638	608,646
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(b)	200	199,532
5.16%, 05/18/34	200	199,336
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	249	230,442
2.75%, 01/15/30	790	683,848
3.01%, 10/19/26(a)	103	95,932
3.04%, 07/16/29	417	368,461
3.20%, 09/17/29(a)	349	306,788
3.35%, 10/18/27	294	273,485
3.36%, 07/12/27	185	174,257
3.45%, 01/11/27	144	135,770
3.54%, 01/17/28	421	393,382
3.78%, 03/09/26	234	225,279
3.94%, 07/19/28	71	66,957
4.31%, 10/16/28	118	112,958
5.77%, 01/13/33	300	312,840
Synchrony Financial, 5.63%, 08/23/27 (Call 07/23/27)	525	490,271
Toronto-Dominion Bank (The)
2.00%, 09/10/31	556	441,481
3.20%, 03/10/32	5	4,319
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(b)	1,217	1,133,806
4.46%, 06/08/32	30	28,363
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	5	4,607
2.15%, 12/06/24 (Call 11/05/24)	25	23,474
2.64%, 09/17/29 (Call 09/17/24),
(5-year CMT + 1.150%)(b)	45	41,570
3.63%, 09/16/25 (Call 08/16/25)	294	274,669
3.80%, 10/30/26 (Call 09/30/26)	5	4,554
4.05%, 11/03/25 (Call 09/03/25)	48	45,974
Truist Financial Corp.
1.95%, 06/05/30 (Call 03/05/30)	300	240,573
2.85%, 10/26/24 (Call 09/26/24)	87	83,380
3.70%, 06/05/25 (Call 05/05/25)	59	56,694
3.88%, 03/19/29 (Call 02/16/29)	46	41,247
4.00%, 05/01/25 (Call 03/01/25)(a)	65	62,637
4.92%, 07/28/33 (Call 07/28/32),
(1-day SOFR + 2.240%)(b)	10	9,105
	Par
Security	(000)	Value

Banks (continued)
5.12%, 01/26/34 (Call 01/26/33),
(1-day SOFR + 1.852%)(b)	$5	$4,776
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	25	19,009
2.68%, 01/27/33 (Call 01/27/32),
(1-day SOFR + 1.020%)(b)	700	562,562
3.00%, 07/30/29 (Call 04/30/29)	52	44,349
3.90%, 04/26/28 (Call 03/24/28)	91	85,995
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(b)	705	678,464
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(a)(b)	10	9,654
4.97%, 07/22/33 (Call 07/22/32),
(1-day SOFR + 2.110%)(b)	5	4,532
5.85%, 10/21/33 (Call 10/21/32),
(1-day SOFR + 2.090%)(b)	210	211,842
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	402	350,359
Wells Fargo & Co.
3.07%, 04/30/41 (Call 04/30/40),
(1-day SOFR + 2.530%)(b)	230	167,067
3.35%, 03/02/33 (Call 03/02/32),
(1-day SOFR + 1.500%)(b)	455	390,613
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(b)	1,460	1,370,940
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(b)	5	4,696
3.90%, 05/01/45	502	397,062
4.30%, 07/22/27	610	588,583
4.40%, 06/14/46	100	80,539
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(b)	85	83,610
4.61%, 04/25/53 (Call 04/25/52),
(1-day SOFR + 2.130%)(b)	784	676,796
4.65%, 11/04/44	147	124,505
4.75%, 12/07/46	302	253,737
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(b)	75	73,913
4.90%, 07/25/33 (Call 07/25/32),
(1-day SOFR + 2.100%)(b)	1,025	990,427
4.90%, 11/17/45	487	423,817
5.01%, 04/04/51 (Call 04/04/50),
(3-mo. SOFR + 4.502%)(b)	1,490	1,359,908
5.38%, 11/02/43	132	124,048
5.61%, 01/15/44	485	462,976
5.95%, 12/01/86	330	326,037
Westpac Banking Corp.
2.35%, 02/19/25	140	133,974
2.65%, 01/16/30(a)	176	156,038
2.67%, 11/15/35 (Call 11/15/30),
(5-year CMT + 1.750%)(b)	371	285,733
2.70%, 08/19/26	591	553,501
2.85%, 05/13/26	1,242	1,179,453
2.89%, 02/04/30 (Call 02/04/25),
(5-year CMT + 1.350%)(b)	241	224,761
3.02%, 11/18/36 (Call 11/18/31),
(5-year CMT + 1.530%)(b)	507	390,674
3.35%, 03/08/27(a)	963	917,729
3.40%, 01/25/28	415	393,802
4.11%, 07/24/34 (Call 07/24/29),
(5-year CMT + 2.000%)(b)	263	232,808

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(b)	$250	$233,540
Wintrust Financial Corp., 4.85%, 06/06/29	99	88,107
		222,179,454
Beverages — 4.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev
Worldwide Inc.
4.70%, 02/01/36 (Call 08/01/35)	1,162	1,138,191
4.90%, 02/01/46 (Call 08/01/45)	1,793	1,702,095
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	196	180,859
4.70%, 02/01/36 (Call 08/01/35)	465	453,240
4.90%, 02/01/46 (Call 08/01/45)	255	240,485
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	362	339,444
3.65%, 02/01/26 (Call 11/01/25)	363	353,526
3.75%, 07/15/42	15	12,550
4.00%, 04/13/28 (Call 01/13/28)	286	279,985
4.35%, 06/01/40 (Call 12/01/39)	87	79,812
4.38%, 04/15/38 (Call 10/15/37)	241	225,966
4.44%, 10/06/48 (Call 04/06/48)	493	442,645
4.50%, 06/01/50 (Call 12/01/49)	50	45,240
4.60%, 04/15/48 (Call 10/15/47)	465	427,354
4.60%, 06/01/60 (Call 12/01/59)	35	31,290
4.75%, 01/23/29 (Call 10/23/28)	516	519,756
4.75%, 04/15/58 (Call 10/15/57)	330	302,970
4.90%, 01/23/31 (Call 10/23/30)(a)	259	267,210
4.95%, 01/15/42	439	425,496
5.45%, 01/23/39 (Call 07/23/38)	304	315,750
5.55%, 01/23/49 (Call 07/23/48)	729	762,177
5.80%, 01/23/59 (Call 07/23/58)	389	418,758
5.88%, 06/15/35(a)	65	70,023
8.00%, 11/15/39	109	138,352
8.20%, 01/15/39	249	324,372
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	132	128,804
4.00%, 04/15/38 (Call 10/15/37)	34	30,150
4.50%, 07/15/45 (Call 01/15/45)	114	104,139
Coca-Cola Co. (The)
1.38%, 03/15/31	965	777,066
1.65%, 06/01/30	473	396,260
1.75%, 09/06/24	443	428,230
2.00%, 03/05/31	280	236,561
2.13%, 09/06/29	385	339,531
2.25%, 01/05/32	1,380	1,181,666
2.50%, 06/01/40	133	99,402
2.50%, 03/15/51	381	256,234
2.60%, 06/01/50(a)	320	221,456
2.75%, 06/01/60	355	241,979
2.90%, 05/25/27	170	162,030
3.00%, 03/05/51	438	327,322
3.38%, 03/25/27	310	302,154
3.45%, 03/25/30	313	297,647
4.20%, 03/25/50	202	187,012
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (Call 06/01/32)	50	39,740
5.25%, 11/26/43	200	200,714
Constellation Brands Inc.
2.88%, 05/01/30 (Call 02/01/30)	50	43,608
3.15%, 08/01/29 (Call 05/01/29)	35	31,579
	Par
Security	(000)	Value

Beverages (continued)
3.50%, 05/09/27 (Call 02/09/27)	$63	$60,194
3.60%, 02/15/28 (Call 11/15/27)	75	70,681
3.70%, 12/06/26 (Call 09/06/26)(a)	20	19,194
3.75%, 05/01/50 (Call 11/01/49)	117	89,665
4.10%, 02/15/48 (Call 08/15/47)	80	64,095
4.50%, 05/09/47 (Call 11/09/46)	127	108,015
4.65%, 11/15/28 (Call 08/15/28)	75	74,236
5.25%, 11/15/48 (Call 05/15/48)	45	42,229
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	1,796	1,662,755
2.00%, 04/29/30 (Call 01/29/30)	1,847	1,564,335
2.13%, 10/24/24 (Call 09/24/24)	4,228	4,053,510
2.13%, 04/29/32 (Call 01/29/32)	830	681,297
2.38%, 10/24/29 (Call 07/24/29)(a)	1,625	1,425,482
3.88%, 05/18/28 (Call 02/18/28)(a)	1,890	1,835,077
5.20%, 10/24/25	590	595,428
Diageo Investment Corp.
4.25%, 05/11/42	80	72,510
7.45%, 04/15/35	535	651,812
Fomento Economico Mexicano SAB de CV, 3.50%,
01/16/50 (Call 07/16/49)	150	114,121
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	55	51,066
3.20%, 05/01/30 (Call 02/01/30)	55	49,809
3.35%, 03/15/51 (Call 09/15/50)	130	90,429
3.40%, 11/15/25 (Call 08/15/25)	233	224,822
3.43%, 06/15/27 (Call 03/15/27)	82	78,111
3.80%, 05/01/50 (Call 11/01/49)	129	99,152
4.05%, 04/15/32 (Call 01/15/32)(a)	203	189,094
4.42%, 05/25/25 (Call 03/25/25)(a)	112	110,648
4.42%, 12/15/46 (Call 06/15/46)	163	138,113
4.50%, 11/15/45 (Call 05/15/45)	166	144,330
4.50%, 04/15/52 (Call 10/15/51)	205	176,888
4.60%, 05/25/28 (Call 02/25/28)(a)	95	94,002
5.09%, 05/25/48 (Call 11/25/47)	75	69,944
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	959	903,551
4.20%, 07/15/46 (Call 01/15/46)	562	453,186
5.00%, 05/01/42	437	404,452
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	209	174,670
2.25%, 03/19/25 (Call 02/19/25)	526	505,234
2.38%, 10/06/26 (Call 07/06/26)	745	701,894
2.63%, 03/19/27 (Call 01/19/27)	479	451,199
2.63%, 07/29/29 (Call 04/29/29)(a)	968	879,176
2.75%, 04/30/25 (Call 01/30/25)	2,120	2,047,602
2.75%, 03/19/30 (Call 12/19/29)	153	138,388
2.75%, 10/21/51 (Call 04/21/51)	75	53,263
2.85%, 02/24/26 (Call 11/24/25)	901	866,474
2.88%, 10/15/49 (Call 04/15/49)	169	124,516
3.00%, 10/15/27 (Call 07/15/27)	1,358	1,293,278
3.38%, 07/29/49 (Call 01/29/49)	168	135,621
3.45%, 10/06/46 (Call 04/06/46)	398	324,788
3.50%, 07/17/25 (Call 04/17/25)(a)	996	974,676
3.50%, 03/19/40 (Call 09/19/39)	35	29,457
3.63%, 03/19/50 (Call 09/19/49)	234	195,505
3.88%, 03/19/60 (Call 09/19/59)	135	114,789
4.00%, 03/05/42(a)	125	112,224
4.00%, 05/02/47 (Call 11/02/46)(a)	15	13,692
4.45%, 04/14/46 (Call 10/14/45)	527	505,846

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Beverages (continued)
4.88%, 11/01/40	$60	$60,571
5.50%, 01/15/40	55	59,667
7.00%, 03/01/29	197	224,466
		41,980,059
Biotechnology — 1.7%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	275	260,194
2.20%, 02/21/27 (Call 12/21/26)	1,082	990,885
2.30%, 02/25/31 (Call 11/25/30)	94	78,295
2.45%, 02/21/30 (Call 11/21/29)	680	584,698
2.60%, 08/19/26 (Call 05/19/26)	319	297,841
2.77%, 09/01/53 (Call 03/01/53)	120	73,212
3.00%, 01/15/52 (Call 07/15/51)	250	163,555
3.13%, 05/01/25 (Call 02/01/25)	902	870,196
3.15%, 02/21/40 (Call 08/21/39)	20	15,077
3.20%, 11/02/27 (Call 08/02/27)	623	586,168
3.38%, 02/21/50 (Call 08/21/49)	235	167,640
4.20%, 03/01/33 (Call 12/01/32)	300	280,707
4.20%, 02/22/52 (Call 08/22/51)	135	109,932
4.40%, 05/01/45 (Call 11/01/44)	506	427,970
4.40%, 02/22/62 (Call 08/22/61)	220	177,252
4.56%, 06/15/48 (Call 12/15/47)	332	288,860
4.66%, 06/15/51 (Call 12/15/50)	793	696,547
4.88%, 03/01/53 (Call 09/01/52)(a)	35	31,600
4.95%, 10/01/41	237	218,170
5.15%, 03/02/28 (Call 02/02/28)	410	413,284
5.15%, 11/15/41 (Call 05/15/41)	265	250,621
5.25%, 03/02/33 (Call 12/02/32)	955	958,142
5.65%, 06/15/42 (Call 12/15/41)	118	117,849
5.65%, 03/02/53 (Call 09/02/52)	635	634,429
5.75%, 03/15/40	105	105,154
5.75%, 03/02/63 (Call 09/02/62)	570	567,133
6.38%, 06/01/37	70	75,937
6.40%, 02/01/39	50	52,884
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	504	492,443
5.25%, 06/23/45 (Call 12/23/44)	170	164,533
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	85	71,159
3.15%, 05/01/50 (Call 11/01/49)	273	183,497
3.25%, 02/15/51 (Call 08/15/50)	85	58,121
4.05%, 09/15/25 (Call 06/15/25)	235	229,087
5.20%, 09/15/45 (Call 03/15/45)	475	465,643
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	220	179,302
2.80%, 10/01/50 (Call 04/01/50)	100	66,538
2.95%, 03/01/27 (Call 12/01/26)(a)	1,082	1,022,360
3.50%, 02/01/25 (Call 11/01/24)	963	938,280
3.65%, 03/01/26 (Call 12/01/25)	1,066	1,035,022
4.00%, 09/01/36 (Call 03/01/36)	170	154,477
4.15%, 03/01/47 (Call 09/01/46)	495	422,923
4.50%, 02/01/45 (Call 08/01/44)	396	356,966
4.60%, 09/01/35 (Call 03/01/35)	340	328,386
4.75%, 03/01/46 (Call 09/01/45)	434	405,747
4.80%, 04/01/44 (Call 10/01/43)	491	461,373
5.65%, 12/01/41 (Call 06/01/41)	327	341,182
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	145	120,846
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50
(Call 03/15/50)	210	133,753
	Par
Security	(000)	Value

Biotechnology (continued)
Royalty Pharma PLC
3.35%, 09/02/51 (Call 03/02/51)	$92	$58,414
3.55%, 09/02/50 (Call 03/02/50)	164	108,748
		17,293,032
Building Materials — 1.7%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)(a)	405	342,577
2.72%, 02/15/30 (Call 11/15/29)	210	180,921
3.38%, 04/05/40 (Call 10/05/39)	138	103,902
3.58%, 04/05/50 (Call 10/05/49)	426	306,247
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	378	329,888
4.00%, 06/15/25 (Call 03/15/25)	2,026	1,963,741
4.00%, 03/25/32 (Call 12/25/31)	195	173,967
4.50%, 03/25/52 (Call 09/25/51)	190	141,873
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(c)	1,318	1,292,246
3.90%, 02/14/26 (Call 11/14/25)	546	529,544
6.00%, 01/15/36(a)	330	345,576
Johnson Controls International PLC/Tyco Fire & Security
Finance SCA
1.75%, 09/15/30 (Call 06/15/30)	2,528	2,055,770
2.00%, 09/16/31 (Call 06/16/31)	859	692,431
Lafarge SA, 7.13%, 07/15/36	55	60,249
Martin Marietta Materials Inc.
3.20%, 07/15/51 (Call 01/15/51)	217	148,311
3.45%, 06/01/27 (Call 03/01/27)	41	38,738
3.50%, 12/15/27 (Call 09/15/27)(a)	60	56,879
4.25%, 12/15/47 (Call 06/15/47)	71	58,348
Series CB, 2.50%, 03/15/30 (Call 12/15/29)	61	51,493
Masco Corp.
3.13%, 02/15/51 (Call 08/15/50)	40	24,996
3.50%, 11/15/27 (Call 08/15/27)(a)	238	224,822
4.50%, 05/15/47 (Call 11/15/46)(a)	95	75,979
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	5	4,496
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	268	255,308
3.95%, 08/15/29 (Call 05/15/29)	329	307,858
4.20%, 12/01/24 (Call 09/01/24)(a)	615	603,500
4.30%, 07/15/47 (Call 01/15/47)	137	111,956
4.40%, 01/30/48 (Call 07/30/47)	67	54,894
7.00%, 12/01/36	167	184,680
Trane Technologies Financing Ltd., 5.25%, 03/03/33
(Call 12/03/32)(a)	730	742,593
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	976	934,500
4.30%, 02/21/48 (Call 08/21/47)	71	59,116
5.75%, 06/15/43	176	178,228
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	1,250	1,195,500
3.55%, 11/01/24 (Call 08/01/24)	1,961	1,908,524
3.80%, 03/21/29 (Call 12/21/28)	785	739,023
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)	192	186,526
4.50%, 06/15/47 (Call 12/15/46)	82	70,276
4.70%, 03/01/48 (Call 09/01/47)	9	7,954
		16,743,430
Chemicals — 1.7%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	168	155,796
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)(a)	60	55,708

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
Celanese U.S. Holdings LLC
6.17%, 07/15/27 (Call 06/15/27)	$435	$438,054
6.33%, 07/15/29 (Call 05/15/29)(a)	150	151,002
6.38%, 07/15/32 (Call 04/15/32)(a)	230	232,886
CF Industries Inc.
4.95%, 06/01/43	117	97,796
5.38%, 03/15/44	136	119,381
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	167	121,082
4.25%, 10/01/34 (Call 04/01/34)	46	41,899
4.38%, 11/15/42 (Call 05/15/42)	208	174,331
4.63%, 10/01/44 (Call 04/01/44)	118	101,318
4.80%, 11/30/28 (Call 08/30/28)(a)	52	51,726
4.80%, 05/15/49 (Call 11/15/48)	152	129,986
5.25%, 11/15/41 (Call 05/15/41)	228	215,809
5.55%, 11/30/48 (Call 05/30/48)	133	127,125
6.30%, 03/15/33 (Call 12/15/32)(a)	170	182,769
6.90%, 05/15/53 (Call 11/15/52)	85	94,653
7.38%, 11/01/29	63	70,154
9.40%, 05/15/39	174	231,636
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	118	116,750
4.73%, 11/15/28 (Call 08/15/28)	359	356,918
5.32%, 11/15/38 (Call 05/15/38)	410	403,493
5.42%, 11/15/48 (Call 05/15/48)	419	410,318
Eastman Chemical Co.
4.50%, 12/01/28 (Call 09/01/28)	52	50,329
4.65%, 10/15/44 (Call 04/15/44)	195	162,043
4.80%, 09/01/42 (Call 03/01/42)	124	107,200
Ecolab Inc.
1.30%, 01/30/31 (Call 10/30/30)(a)	552	434,926
2.13%, 02/01/32 (Call 11/01/31)(a)	160	132,061
2.13%, 08/15/50 (Call 02/15/50)	70	40,741
2.70%, 11/01/26 (Call 08/01/26)	4,574	4,325,952
2.70%, 12/15/51 (Call 06/15/51)	73	47,176
3.25%, 12/01/27 (Call 09/01/27)	1,872	1,786,824
4.80%, 03/24/30 (Call 12/24/29)	890	897,974
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	17	15,882
3.45%, 10/01/29 (Call 07/01/29)	23	20,379
4.50%, 10/01/49 (Call 04/01/49)	56	43,365
International Flavors & Fragrances Inc.
4.38%, 06/01/47 (Call 12/01/46)	266	201,075
4.45%, 09/26/28 (Call 06/26/28)	206	194,818
5.00%, 09/26/48 (Call 03/26/48)	43	35,678
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	58	55,797
3.20%, 01/30/26 (Call 10/30/25)(a)	12	11,666
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	240	207,096
5.25%, 07/15/43	206	183,810
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)	17	16,216
LYB International Finance III LLC
3.63%, 04/01/51 (Call 10/01/50)	194	132,519
3.80%, 10/01/60 (Call 04/01/60)	166	109,201
4.20%, 10/15/49 (Call 04/15/49)	182	135,861
4.20%, 05/01/50 (Call 11/01/49)	195	145,474
LyondellBasell Industries NV, 4.63%, 02/26/55
(Call 08/26/54)	196	155,544
	Par
Security	(000)	Value

Chemicals (continued)
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)(a)	$60	$57,385
4.88%, 11/15/41 (Call 05/15/41)	15	12,696
5.45%, 11/15/33 (Call 05/15/33)	427	414,246
5.63%, 11/15/43 (Call 05/15/43)	50	45,894
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	128	122,245
3.95%, 05/13/50 (Call 11/13/49)(a)	55	41,640
4.00%, 12/15/26 (Call 09/15/26)	30	28,966
4.13%, 03/15/35 (Call 09/15/34)	197	174,727
4.20%, 04/01/29 (Call 01/01/29)	36	34,277
4.90%, 06/01/43 (Call 12/01/42)	72	63,939
5.00%, 04/01/49 (Call 10/01/48)	176	156,244
5.25%, 01/15/45 (Call 07/15/44)	177	162,831
5.63%, 12/01/40	87	84,043
5.80%, 03/27/53 (Call 09/27/52)	25	24,583
5.88%, 12/01/36	68	70,062
6.13%, 01/15/41 (Call 07/15/40)	25	25,397
PPG Industries Inc.
2.40%, 08/15/24 (Call 07/15/24)	100	96,229
2.80%, 08/15/29 (Call 05/15/29)(a)	57	50,668
3.75%, 03/15/28 (Call 12/15/27)	106	101,461
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	19	14,363
4.55%, 03/01/29 (Call 12/01/28)	21	19,860
5.25%, 06/01/45 (Call 12/01/44)	62	55,048
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	70	58,912
2.95%, 08/15/29 (Call 05/15/29)	92	81,524
3.30%, 05/15/50 (Call 11/15/49)	36	24,700
3.45%, 08/01/25 (Call 05/01/25)	58	55,893
3.45%, 06/01/27 (Call 03/01/27)	35	33,266
3.80%, 08/15/49 (Call 02/15/49)	56	42,124
3.95%, 01/15/26 (Call 10/15/25)	34	33,121
4.00%, 12/15/42 (Call 06/15/42)	65	52,020
4.50%, 06/01/47 (Call 12/01/46)	433	369,687
4.55%, 08/01/45 (Call 02/01/45)	142	120,291
Westlake Corp.
3.38%, 08/15/61 (Call 02/15/61)	125	75,185
4.38%, 11/15/47 (Call 05/15/47)	15	11,645
5.00%, 08/15/46 (Call 02/15/46)	70	59,979
		16,605,348
Commercial Services — 1.7%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	4,181	3,406,428
1.70%, 05/15/28 (Call 03/15/28)	3,493	3,096,929
3.38%, 09/15/25 (Call 06/15/25)	2,296	2,235,569
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	174	149,250
5.25%, 10/01/25 (Call 07/01/25)(a)	90	88,580
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	64	62,243
Global Payments Inc.
4.15%, 08/15/49 (Call 02/15/49)	71	51,958
5.40%, 08/15/32 (Call 05/15/32)	85	82,786
5.95%, 08/15/52 (Call 02/15/52)	248	230,848
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)	1,040	901,649
2.65%, 07/15/31 (Call 04/15/31)	435	337,012
Moody’s Corp.
3.10%, 11/29/61 (Call 05/29/61)	160	102,352

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Commercial Services (continued)
3.25%, 01/15/28 (Call 10/15/27)	$67	$63,032
3.25%, 05/20/50 (Call 11/20/49)	89	62,662
4.25%, 02/01/29 (Call 11/01/28)	58	56,563
4.25%, 08/08/32 (Call 05/08/32)	110	105,465
4.88%, 12/17/48 (Call 06/17/48)	158	145,174
5.25%, 07/15/44	165	159,763
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)	162	137,692
2.85%, 10/01/29 (Call 07/01/29)	53	47,198
3.25%, 06/01/50 (Call 12/01/49)(a)	275	193,311
5.05%, 06/01/52 (Call 12/01/51)(a)	60	56,518
5.25%, 06/01/62 (Call 12/01/61)(a)	135	126,537
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	420	333,031
2.90%, 10/01/30 (Call 07/01/30)	469	397,956
3.05%, 10/01/41 (Call 04/01/41)	127	86,841
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)(a)	1,916	1,699,339
4.00%, 03/18/29 (Call 12/18/28)	2,042	1,961,300
S&P Global Inc.
2.30%, 08/15/60 (Call 02/15/60)	275	153,645
2.50%, 12/01/29 (Call 09/01/29)	46	40,507
3.25%, 12/01/49 (Call 06/01/49)	255	187,178
3.90%, 03/01/62 (Call 09/01/61)	25	20,137
Triton Container International Ltd./TAL International
Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	50	38,224
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	67	47,871
5.50%, 06/15/45 (Call 12/15/44)	27	25,893
		16,891,441
Computers — 1.8%
Apple Inc.
2.40%, 08/20/50 (Call 02/20/50)(a)	300	196,464
2.55%, 08/20/60 (Call 02/20/60)	1,140	737,033
2.65%, 05/11/50 (Call 11/11/49)	281	193,384
2.65%, 02/08/51 (Call 08/08/50)	335	229,120
2.70%, 08/05/51 (Call 02/05/51)	312	215,536
2.80%, 02/08/61 (Call 08/08/60)	234	154,576
2.85%, 08/05/61 (Call 02/05/61)	197	131,592
2.95%, 09/11/49 (Call 03/11/49)	156	114,889
3.35%, 08/08/32 (Call 05/08/32)(a)	200	188,036
3.45%, 02/09/45	288	241,151
3.75%, 09/12/47 (Call 03/12/47)	144	123,084
3.75%, 11/13/47 (Call 05/13/47)	112	96,144
3.85%, 05/04/43	231	205,327
3.85%, 08/04/46 (Call 02/04/46)	578	506,074
3.95%, 08/08/52 (Call 02/08/52)	310	270,357
4.10%, 08/08/62 (Call 02/08/62)	295	255,511
4.25%, 02/09/47 (Call 08/09/46)(a)	302	286,181
4.30%, 05/10/33	220	220,601
4.38%, 05/13/45	503	475,642
4.45%, 05/06/44	173	168,964
4.50%, 02/23/36 (Call 08/23/35)(a)	10	10,246
4.65%, 02/23/46 (Call 08/23/45)	950	939,768
Dell Inc., 6.50%, 04/15/38	125	127,120
Dell International LLC/EMC Corp.
3.45%, 12/15/51 (Call 06/15/51)(d)	275	176,709
8.10%, 07/15/36 (Call 01/15/36)(a)	77	88,929
8.35%, 07/15/46 (Call 01/15/46)	300	354,063
	Par
Security	(000)	Value

Computers (continued)
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	$70	$64,190
4.90%, 10/15/25 (Call 07/15/25)	2,288	2,273,540
6.20%, 10/15/35 (Call 04/15/35)	411	434,990
HP Inc.
4.20%, 04/15/32 (Call 01/15/32)	360	321,966
5.50%, 01/15/33 (Call 10/15/32)	305	299,867
6.00%, 09/15/41(a)	480	477,379
International Business Machines Corp.
2.95%, 05/15/50 (Call 11/15/49)(a)	195	127,692
3.30%, 05/15/26	251	241,203
3.30%, 01/27/27	812	775,809
3.45%, 02/19/26	1,315	1,272,105
3.50%, 05/15/29	1,260	1,176,727
4.00%, 06/20/42(a)	125	104,250
4.15%, 05/15/39	160	139,438
4.25%, 05/15/49	610	510,954
4.70%, 02/19/46	110	97,459
4.75%, 02/06/33 (Call 11/06/32)(a)	100	98,180
4.90%, 07/27/52 (Call 01/27/52)	20	18,297
5.60%, 11/30/39(a)	156	159,387
5.88%, 11/29/32(a)	132	142,011
6.22%, 08/01/27	340	357,609
6.50%, 01/15/28(a)	67	71,589
7.00%, 10/30/25(a)	428	449,858
7.13%, 12/01/96(a)	60	75,019
Kyndryl Holdings Inc.
3.15%, 10/15/31 (Call 07/15/31)(a)	45	33,038
4.10%, 10/15/41 (Call 04/15/41)	42	26,990
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	180	140,720
4.38%, 05/15/30 (Call 02/15/30)	816	744,543
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	30	25,105
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)(a)	147	118,761
3.10%, 02/01/32 (Call 11/01/31)(a)	412	309,276
4.75%, 02/15/26 (Call 11/15/25)	212	202,061
		17,996,514
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co.
3.70%, 08/01/47 (Call 02/01/47)	492	427,179
4.00%, 08/15/45	262	237,194
Conopco Inc., Series E, 7.25%, 12/15/26(a)	70	75,845
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29 (Call 09/01/29)	53	46,194
2.60%, 04/15/30 (Call 01/15/30)	61	53,634
3.13%, 12/01/49 (Call 06/01/49)	158	114,893
4.15%, 03/15/47 (Call 09/15/46)	123	107,071
4.38%, 06/15/45 (Call 12/15/44)	109	97,056
6.00%, 05/15/37	64	70,776
Procter & Gamble Co. (The)
2.45%, 11/03/26	301	284,048
2.70%, 02/02/26(a)	51	49,260
2.80%, 03/25/27	349	332,475
2.85%, 08/11/27(a)	671	638,906
3.00%, 03/25/30	121	112,680
3.60%, 03/25/50	55	46,321
5.55%, 03/05/37	690	772,324
5.80%, 08/15/34(a)	35	39,760

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Cosmetics & Personal Care (continued)
Unilever Capital Corp.
1.38%, 09/14/30 (Call 06/14/30)	$100	$80,731
1.75%, 08/12/31 (Call 05/12/31)	610	495,039
2.00%, 07/28/26(a)	157	146,304
2.13%, 09/06/29 (Call 06/06/29)(a)	102	89,354
2.90%, 05/05/27 (Call 02/05/27)	179	169,694
3.10%, 07/30/25	390	376,958
3.38%, 03/22/25 (Call 01/22/25)	390	380,059
3.50%, 03/22/28 (Call 12/22/27)(a)	181	174,732
5.90%, 11/15/32	242	266,181
Series 30Y, 2.63%, 08/12/51 (Call 02/12/51)	110	74,217
		5,758,885
Distribution & Wholesale — 0.1%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	532	506,448
3.75%, 05/15/46 (Call 11/15/45)(a)	178	141,848
4.20%, 05/15/47 (Call 11/15/46)	83	71,836
4.60%, 06/15/45 (Call 12/15/44)	344	320,367
		1,040,499
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26 (Call 09/29/26)	15	13,382
2.88%, 08/14/24 (Call 07/14/24)(a)	242	232,499
3.00%, 10/29/28 (Call 08/29/28)	500	433,470
3.30%, 01/30/32 (Call 10/30/31)	910	738,420
3.40%, 10/29/33 (Call 07/29/33)	382	304,183
3.50%, 01/15/25 (Call 11/15/24)	251	240,237
3.65%, 07/21/27 (Call 04/21/27)	365	334,804
3.85%, 10/29/41 (Call 04/29/41)	177	132,189
3.88%, 01/23/28 (Call 10/23/27)	207	190,581
4.45%, 10/01/25 (Call 08/01/25)	185	178,338
4.45%, 04/03/26 (Call 02/03/26)	439	420,593
4.63%, 10/15/27 (Call 08/15/27)	126	119,599
5.75%, 06/06/28	150	148,760
6.50%, 07/15/25 (Call 06/15/25)(a)	1,659	1,673,466
Affiliated Managers Group Inc., 3.50%, 08/01/25	86	82,010
Air Lease Corp.
2.88%, 01/15/32 (Call 10/15/31)(a)	145	116,580
3.00%, 02/01/30 (Call 11/01/29)	229	190,766
3.25%, 03/01/25 (Call 01/01/25)	64	60,995
3.25%, 10/01/29 (Call 07/01/29)	207	176,813
3.63%, 04/01/27 (Call 01/01/27)	271	250,168
3.63%, 12/01/27 (Call 09/01/27)	128	116,739
3.75%, 06/01/26 (Call 04/01/26)	299	283,033
4.63%, 10/01/28 (Call 07/01/28)	268	251,515
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	799	752,914
Ally Financial Inc.
5.13%, 09/30/24	161	156,614
5.80%, 05/01/25 (Call 04/01/25)(a)	211	208,774
8.00%, 11/01/31	757	787,020
American Express Co.
2.50%, 07/30/24 (Call 06/30/24)	840	812,574
3.00%, 10/30/24 (Call 09/29/24)	996	963,122
3.13%, 05/20/26 (Call 04/20/26)	1,037	989,091
3.63%, 12/05/24 (Call 11/04/24)	846	824,342
4.05%, 12/03/42	390	338,442
4.20%, 11/06/25 (Call 10/06/25)	1,397	1,367,761
4.42%, 08/03/33 (Call 08/03/32),
(1-day SOFR + 1.760%)(b)	162	153,362
4.99%, 05/01/26	300	299,436
	Par
Security	(000)	Value

Diversified Financial Services (continued)
4.99%, 05/26/33 (Call 02/26/32),
(1-day SOFR + 2.255%)(b)	$115	$111,282
5.04%, 05/01/34	500	493,585
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	430	408,036
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(a)	23	21,687
3.00%, 04/02/25 (Call 03/02/25)	15	14,355
3.70%, 10/15/24(a)	35	34,167
Brookfield Finance Inc.
2.34%, 01/30/32 (Call 10/30/31)	205	162,161
3.50%, 03/30/51 (Call 09/30/50)	98	63,962
3.63%, 02/15/52 (Call 08/15/51)	155	103,520
3.90%, 01/25/28 (Call 10/25/27)	181	169,231
4.25%, 06/02/26 (Call 03/02/26)	237	228,568
4.35%, 04/15/30 (Call 01/15/30)	79	73,538
4.70%, 09/20/47 (Call 03/20/47)	278	231,724
4.85%, 03/29/29 (Call 12/29/28)	282	272,065
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	176	116,063
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31),
(1-day SOFR + 1.337%)(b)	270	192,699
2.64%, 03/03/26 (Call 03/03/25),
(1-day SOFR + 1.290%)(b)	20	18,725
3.27%, 03/01/30 (Call 03/01/29),
(1-day SOFR + 1.790%)(b)	122	104,694
3.80%, 01/31/28 (Call 12/31/27)	10	9,283
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(b)	55	52,855
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(b)	200	196,006
5.25%, 07/26/30 (Call 07/26/29),
(1-day SOFR + 2.600%)(b)	120	114,622
5.27%, 05/10/33 (Call 05/10/32),
(1-day SOFR + 2.370%)(a)(b)	400	381,888
5.82%, 02/01/34 (Call 02/01/33),
(1-day SOFR + 2.600%)(b)	55	53,413
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	137	131,488
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	300	228,894
2.00%, 03/20/28 (Call 01/20/28)	20	17,120
2.30%, 05/13/31 (Call 02/13/31)(a)	10	7,939
2.90%, 03/03/32 (Call 12/03/31)	400	328,348
3.20%, 01/25/28 (Call 10/25/27)(a)	24	21,869
3.25%, 05/22/29 (Call 02/22/29)	72	63,756
4.00%, 02/01/29 (Call 11/01/28)(a)	45	42,218
4.63%, 03/22/30 (Call 12/22/29)(a)	65	62,569
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	295	221,418
4.10%, 06/15/51 (Call 12/15/50)	59	35,152
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	10	8,564
3.75%, 06/15/28 (Call 03/15/28)	39	37,902
4.15%, 06/15/48 (Call 12/15/47)(a)	83	75,073
5.30%, 09/15/43 (Call 03/15/43)	55	56,650
Credit Suisse USA Inc., 7.13%, 07/15/32	310	341,688
Discover Financial Services
4.10%, 02/09/27 (Call 11/09/26)	269	250,915
4.50%, 01/30/26 (Call 11/30/25)(a)	80	77,534
6.70%, 11/29/32 (Call 08/29/32)	195	202,213

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Franklin Resources Inc.
2.85%, 03/30/25	$51	$48,619
2.95%, 08/12/51 (Call 02/12/51)	15	9,574
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)	90	69,815
2.65%, 09/15/40 (Call 03/15/40)	122	86,487
3.00%, 06/15/50 (Call 12/15/49)	332	226,852
3.00%, 09/15/60 (Call 03/15/60)	375	236,786
3.10%, 09/15/27 (Call 06/15/27)(a)	82	77,155
3.75%, 12/01/25 (Call 09/01/25)(a)	197	192,063
3.75%, 09/21/28 (Call 06/21/28)(a)	50	47,910
4.25%, 09/21/48 (Call 03/21/48)	225	192,004
4.60%, 03/15/33 (Call 12/15/32)	295	288,778
4.95%, 06/15/52 (Call 12/15/51)	250	238,048
5.20%, 06/15/62 (Call 12/15/61)	260	258,679
Invesco Finance PLC
3.75%, 01/15/26	55	53,160
5.38%, 11/30/43	161	155,756
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25
(Call 05/01/25)	1,427	1,404,596
Jefferies Financial Group Inc.
4.15%, 01/23/30	52	47,072
6.25%, 01/15/36	53	54,191
6.50%, 01/20/43	65	64,895
Jefferies Group LLC/Jefferies Group Capital Finance Inc.,
2.63%, 10/15/31 (Call 07/15/31)	5	3,891
Legg Mason Inc.
4.75%, 03/15/26	385	380,753
5.63%, 01/15/44	271	264,133
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	69	63,751
2.95%, 03/15/51 (Call 09/15/50)	75	54,170
3.35%, 03/26/30 (Call 12/26/29)	20	18,786
3.65%, 06/01/49 (Call 12/01/48)	245	201,517
3.80%, 11/21/46 (Call 05/21/46)(a)	131	110,728
3.85%, 03/26/50 (Call 09/26/49)	231	196,311
3.95%, 02/26/48 (Call 08/26/47)	108	94,444
Morgan Stanley Domestic Holdings Inc.
3.80%, 08/24/27 (Call 05/24/27)	91	86,733
4.50%, 06/20/28 (Call 03/20/28)	751	737,129
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	295	232,366
3.25%, 04/28/50 (Call 10/28/49)(a)	108	73,603
3.85%, 06/30/26 (Call 03/30/26)	85	83,310
3.95%, 03/07/52 (Call 09/07/51)	209	160,959
Nomura Holdings Inc.
2.17%, 07/14/28	225	190,166
2.61%, 07/14/31	332	264,358
2.65%, 01/16/25	262	248,465
2.68%, 07/16/30	278	228,752
2.71%, 01/22/29	206	175,203
3.00%, 01/22/32	286	232,263
3.10%, 01/16/30	436	373,334
5.39%, 07/06/27	220	216,973
ORIX Corp.
3.25%, 12/04/24	7	6,757
3.70%, 07/18/27	56	53,211
4.00%, 04/13/32	125	115,748
5.20%, 09/13/32(a)	100	101,745
	Par
Security	(000)	Value

Diversified Financial Services (continued)
Radian Group Inc.
4.88%, 03/15/27 (Call 09/15/26)(a)	$40	$38,211
6.63%, 03/15/25 (Call 09/15/24)	590	590,667
Raymond James Financial Inc.
3.75%, 04/01/51 (Call 10/01/50)	177	129,534
4.65%, 04/01/30 (Call 01/01/30)(a)	24	23,409
4.95%, 07/15/46	190	168,408
Synchrony Financial
2.88%, 10/28/31 (Call 07/28/31)(a)	54	39,038
3.70%, 08/04/26 (Call 05/04/26)	235	207,573
3.95%, 12/01/27 (Call 09/01/27)	317	273,159
4.50%, 07/23/25 (Call 04/23/25)	170	157,990
5.15%, 03/19/29 (Call 12/19/28)	526	465,473
Visa Inc.
2.00%, 08/15/50 (Call 02/15/50)(a)	246	150,495
2.05%, 04/15/30 (Call 01/15/30)	56	48,363
3.65%, 09/15/47 (Call 03/15/47)	208	175,752
4.15%, 12/14/35 (Call 06/14/35)	443	426,990
4.30%, 12/14/45 (Call 06/14/45)	613	569,311
Voya Financial Inc.
3.65%, 06/15/26	55	52,050
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(b)	250	204,705
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	116	110,982
6.20%, 11/17/36	313	314,102
		33,050,242
Electric — 8.0%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	355	252,650
4.70%, 05/15/32 (Call 02/15/32)(a)	330	318,113
5.25%, 05/15/52 (Call 11/15/51)	335	314,602
5.40%, 06/01/33 (Call 03/01/33)	255	256,045
Series G, 4.15%, 05/01/49 (Call 11/01/48)	60	47,443
Series H, 3.45%, 01/15/50 (Call 07/15/49)	100	71,126
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,956	2,847,456
3.20%, 04/15/25 (Call 03/15/25)	31	29,666
3.80%, 06/01/29 (Call 03/01/29)(a)	4,307	3,994,656
Avista Corp.
4.00%, 04/01/52 (Call 10/01/51)	248	196,366
4.35%, 06/01/48 (Call 12/01/47)	497	431,480
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	514	476,894
3.20%, 09/15/49 (Call 03/15/49)	454	323,888
3.50%, 08/15/46 (Call 02/15/46)	249	188,695
3.75%, 08/15/47 (Call 02/15/47)	214	166,494
4.25%, 09/15/48 (Call 03/15/48)	220	185,244
6.35%, 10/01/36	195	213,806
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)	267	211,411
3.60%, 03/01/52 (Call 09/01/51)	600	461,622
3.95%, 03/01/48 (Call 09/01/47)	184	151,007
4.50%, 04/01/44 (Call 10/01/43)	142	127,206
5.30%, 04/01/53 (Call 10/01/52)	40	40,670
Series AA, 3.00%, 02/01/27 (Call 11/01/26)(a)	129	121,930
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	202	175,500
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	98	65,857
Series AF, 3.35%, 04/01/51 (Call 10/01/50)	122	91,759
Series K2, 6.95%, 03/15/33(a)	50	57,645

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series Z, 2.40%, 09/01/26 (Call 06/01/26)(a)	$52	$48,324
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	200	201,380
CMS Energy Corp.
3.75%, 12/01/50 (Call 09/01/30),
(5-year CMT + 2.900%)(b)	200	152,240
4.75%, 06/01/50 (Call 03/01/30),
(5-year CMT + 4.116%)(b)	20	17,568
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	967	823,091
2.55%, 06/15/26 (Call 03/15/26)	604	566,679
3.00%, 03/01/50 (Call 09/01/49)	260	177,837
3.65%, 06/15/46 (Call 12/15/45)	294	229,408
3.70%, 08/15/28 (Call 05/15/28)(a)	508	485,328
3.70%, 03/01/45 (Call 09/01/44)	194	152,249
3.80%, 10/01/42 (Call 04/01/42)	90	73,497
4.00%, 03/01/48 (Call 09/01/47)	217	179,758
4.00%, 03/01/49 (Call 09/01/48)(a)	240	196,680
4.35%, 11/15/45 (Call 05/15/45)	84	72,878
4.60%, 08/15/43 (Call 02/15/43)	15	13,598
4.70%, 01/15/44 (Call 07/15/43)	108	99,347
5.90%, 03/15/36	278	293,674
6.45%, 01/15/38	199	222,500
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	41	38,274
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	239	188,377
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	282	199,811
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	528	439,206
4.30%, 04/15/44 (Call 10/15/43)	345	298,635
Series A, 2.05%, 07/01/31 (Call 04/01/31)(a)	290	238,070
Series A, 3.20%, 03/15/27 (Call 12/15/26)(a)	220	208,617
Series A, 4.15%, 06/01/45 (Call 12/01/44)	379	319,107
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	154	110,429
3.80%, 05/15/28 (Call 02/15/28)(a)	74	71,009
3.85%, 06/15/46 (Call 12/15/45)	225	174,863
3.95%, 03/01/43 (Call 09/01/42)	210	171,181
4.45%, 03/15/44 (Call 09/15/43)	306	265,856
4.50%, 12/01/45 (Call 06/01/45)	183	157,817
4.50%, 05/15/58 (Call 11/15/57)(a)	89	74,185
4.63%, 12/01/54 (Call 06/01/54)	131	111,733
5.70%, 06/15/40	115	114,801
Series 05-A, 5.30%, 03/01/35(a)	180	181,831
Series 06-A, 5.85%, 03/15/36	134	138,894
Series 06-B, 6.20%, 06/15/36	35	37,443
Series 07-A, 6.30%, 08/15/37	93	100,947
Series 08-B, 6.75%, 04/01/38	198	224,871
Series 09-C, 5.50%, 12/01/39	187	183,073
Series 12-A, 4.20%, 03/15/42	124	105,554
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	163	127,536
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	543	494,678
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	231	185,733
Series A, 4.13%, 05/15/49 (Call 11/15/48)	213	173,518
Series B, 3.13%, 11/15/27 (Call 08/15/27)	131	122,938
Series C, 3.00%, 12/01/60 (Call 06/01/60)	205	127,412
Series C, 4.00%, 11/15/57 (Call 05/15/57)	50	38,848
Series C, 4.30%, 12/01/56 (Call 06/01/56)	115	91,572
Series D, 4.00%, 12/01/28 (Call 09/01/28)	159	154,240
Series E, 4.65%, 12/01/48 (Call 06/01/48)	113	99,631
Constellation Energy Generation LLC
5.60%, 06/15/42 (Call 12/15/41)(a)	47	45,428
	Par
Security	(000)	Value

Electric (continued)
5.80%, 03/01/33 (Call 12/01/32)	$505	$519,155
6.25%, 10/01/39	130	134,701
Consumers Energy Co.
2.50%, 05/01/60 (Call 11/01/59)	800	453,936
4.20%, 09/01/52 (Call 03/01/52)	35	29,807
Delmarva Power & Light Co., 4.15%, 05/15/45
(Call 11/15/44)	134	110,352
Edison International
3.55%, 11/15/24 (Call 10/15/24)	26	25,231
4.13%, 03/15/28 (Call 12/15/27)	203	190,891
4.95%, 04/15/25 (Call 03/15/25)	52	51,236
5.75%, 06/15/27 (Call 04/15/27)	202	203,735
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)(a)	105	93,156
6.00%, 05/15/35	60	61,138
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(a)	880	848,813
Entergy Louisiana LLC
2.90%, 03/15/51 (Call 09/15/50)	525	344,489
4.20%, 09/01/48 (Call 03/01/48)	185	153,918
4.20%, 04/01/50 (Call 10/01/49)	303	250,617
4.95%, 01/15/45 (Call 01/15/25)	945	864,580
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	465	389,089
3.45%, 01/15/50 (Call 07/15/49)	516	373,434
5.13%, 05/15/33	100	98,955
5.45%, 03/01/28 (Call 02/01/28)(a)	135	137,314
Series H, 3.15%, 01/15/25 (Call 10/15/24)	982	947,286
Series L, 2.90%, 10/01/24 (Call 08/01/24)	554	534,837
Series M, 3.30%, 01/15/28 (Call 10/15/27)	208	193,683
Series O, 4.25%, 04/01/29 (Call 01/01/29)	252	243,170
Series R, 1.65%, 08/15/30 (Call 05/15/30)	2,242	1,790,820
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	511	488,858
3.95%, 06/15/25 (Call 03/15/25)	575	560,780
4.05%, 04/15/30 (Call 01/15/30)	928	870,483
4.10%, 03/15/52 (Call 09/15/51)(a)	100	78,982
4.45%, 04/15/46 (Call 10/15/45)	291	245,325
4.70%, 04/15/50 (Call 10/15/49)	334	290,186
4.95%, 06/15/35 (Call 12/15/34)	168	161,806
5.10%, 06/15/45 (Call 12/15/44)	140	128,402
5.60%, 03/15/53 (Call 09/15/52)	90	88,928
5.63%, 06/15/35	235	239,775
Exelon Generation Co. LLC, 5.75%, 10/01/41
(Call 04/01/41)	62	59,472
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	402	388,167
2.88%, 12/04/51 (Call 06/04/51)	40	27,127
3.15%, 10/01/49 (Call 04/01/49)	339	244,416
3.70%, 12/01/47 (Call 06/01/47)	219	175,769
3.95%, 03/01/48 (Call 09/01/47)	301	250,847
3.99%, 03/01/49 (Call 09/01/48)	238	198,459
4.05%, 06/01/42 (Call 12/01/41)	171	147,120
4.05%, 10/01/44 (Call 04/01/44)	65	55,435
4.13%, 02/01/42 (Call 08/01/41)	264	229,258
4.13%, 06/01/48 (Call 12/01/47)	149	126,899
4.40%, 05/15/28 (Call 03/15/28)(a)	110	109,195
4.63%, 05/15/30 (Call 03/15/30)	115	113,849
4.95%, 06/01/35	251	250,759
5.25%, 02/01/41 (Call 08/01/40)	90	90,222
5.63%, 04/01/34	266	279,510

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
5.65%, 02/01/37(a)	$137	$144,134
5.69%, 03/01/40	155	163,841
5.95%, 02/01/38	201	217,665
5.96%, 04/01/39	179	192,971
Iberdrola International BV
5.81%, 03/15/25	1,208	1,221,928
6.75%, 07/15/36(a)	961	1,098,606
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	267	253,255
3.35%, 11/15/27 (Call 08/15/27)	269	252,255
3.65%, 06/15/24 (Call 03/15/24)	259	252,828
5.30%, 07/01/43 (Call 01/01/43)	458	431,431
National Grid USA, 5.80%, 04/01/35	810	824,507
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	51	43,415
3.70%, 03/15/29 (Call 12/15/28)	65	61,361
3.90%, 11/01/28 (Call 08/01/28)	82	78,430
4.02%, 11/01/32 (Call 05/01/32)	121	111,978
4.30%, 03/15/49 (Call 09/15/48)	334	280,941
4.40%, 11/01/48 (Call 05/01/48)	200	168,350
5.25%, 04/20/46 (Call 04/20/26),
(3-mo. LIBOR US + 3.630%)(b)	15	14,100
Series C, 8.00%, 03/01/32	238	282,356
Nevada Power Co.
5.90%, 05/01/53 (Call 11/01/52)(a)	685	743,006
Series EE, 3.13%, 08/01/50 (Call 02/01/50)	50	34,453
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	2,708	2,246,882
2.75%, 11/01/29 (Call 08/01/29)	3,131	2,748,360
3.50%, 04/01/29 (Call 01/01/29)	875	806,942
3.55%, 05/01/27 (Call 02/01/27)	2,413	2,286,679
4.80%, 12/01/77 (Call 12/01/27),
(3-mo. LIBOR US + 2.409%)(b)	21	18,262
NSTAR Electric Co.
1.95%, 08/15/31 (Call 05/15/31)	282	228,172
3.10%, 06/01/51 (Call 12/01/50)	333	229,797
3.20%, 05/15/27 (Call 02/15/27)	1,425	1,352,866
3.25%, 05/15/29 (Call 02/15/29)	240	223,258
3.95%, 04/01/30 (Call 01/01/30)	1,123	1,068,231
4.40%, 03/01/44 (Call 09/01/43)	381	337,795
4.55%, 06/01/52 (Call 12/01/51)	35	31,371
5.50%, 03/15/40	235	237,663
Ohio Edison Co., 6.88%, 07/15/36	70	78,369
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	273	219,910
4.15%, 04/01/48 (Call 10/01/47)	165	135,995
5.00%, 06/01/33	40	39,504
Series Q, 1.63%, 01/15/31 (Call 10/15/30)	680	538,893
Series R, 2.90%, 10/01/51 (Call 04/01/51)	530	348,910
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51 (Call 05/15/51)	625	405,681
3.10%, 09/15/49 (Call 03/15/49)	428	302,596
3.75%, 04/01/45 (Call 10/01/44)	318	258,887
3.80%, 09/30/47 (Call 03/30/47)	257	203,015
3.80%, 06/01/49 (Call 12/01/48)	286	229,950
4.10%, 11/15/48 (Call 05/15/48)	195	164,804
4.55%, 12/01/41 (Call 06/01/41)	120	110,758
4.95%, 09/15/52 (Call 03/15/52)	10	9,556
5.25%, 09/30/40	55	54,572
5.30%, 06/01/42 (Call 12/01/41)(a)	20	20,252
	Par
Security	(000)	Value

Electric (continued)
5.75%, 03/15/29 (Call 12/15/28)	$47	$49,539
7.00%, 05/01/32	25	28,654
7.25%, 01/15/33	77	90,568
7.50%, 09/01/38	10	12,311
Pacific Gas and Electric Co.
3.50%, 08/01/50 (Call 02/01/50)(a)	532	331,649
3.95%, 12/01/47 (Call 06/01/47)	120	81,035
4.25%, 03/15/46 (Call 09/15/45)	27	19,044
4.30%, 03/15/45 (Call 09/15/44)	45	32,095
4.40%, 03/01/32 (Call 12/01/31)	150	131,158
4.45%, 04/15/42 (Call 10/15/41)	35	26,111
4.50%, 07/01/40 (Call 01/01/40)	345	267,641
4.55%, 07/01/30 (Call 01/01/30)	77	70,169
4.60%, 06/15/43 (Call 12/15/42)	92	68,825
4.75%, 02/15/44 (Call 08/15/43)	280	214,847
4.95%, 07/01/50 (Call 01/01/50)	810	630,747
5.25%, 03/01/52 (Call 09/01/51)	360	289,573
5.90%, 06/15/32 (Call 03/15/32)(a)	579	566,303
6.15%, 01/15/33 (Call 10/15/32)	325	320,762
6.70%, 04/01/53 (Call 10/01/52)	100	97,502
6.75%, 01/15/53 (Call 07/15/52)	535	524,819
PECO Energy Co.
2.85%, 09/15/51 (Call 03/15/51)	70	46,103
3.00%, 09/15/49 (Call 03/15/49)	491	338,044
3.05%, 03/15/51 (Call 09/15/50)	45	30,898
3.15%, 10/15/25 (Call 07/15/25)	448	433,548
3.70%, 09/15/47 (Call 03/15/47)	375	294,154
3.90%, 03/01/48 (Call 09/01/47)	344	281,891
4.15%, 10/01/44 (Call 04/01/44)	263	222,495
5.95%, 10/01/36	51	54,224
Potomac Electric Power Co.
4.15%, 03/15/43 (Call 09/15/42)	555	480,008
6.50%, 11/15/37	132	148,315
PPL Electric Utilities Corp.
3.00%, 10/01/49 (Call 04/01/49)	175	123,004
3.95%, 06/01/47 (Call 12/01/46)	115	95,578
4.15%, 06/15/48 (Call 12/15/47)	159	137,262
5.00%, 05/15/33 (Call 02/15/33)	50	50,365
5.25%, 05/15/53 (Call 11/15/52)	515	517,621
Public Service Co. of New Hampshire
3.60%, 07/01/49 (Call 01/01/49)	800	618,976
Series V, 2.20%, 06/15/31 (Call 03/15/31)	427	356,468
Public Service Electric & Gas Co.
2.25%, 09/15/26 (Call 06/15/26)(a)	27	24,947
2.45%, 01/15/30 (Call 10/15/29)	147	127,703
3.00%, 05/15/25 (Call 02/15/25)(a)	41	39,507
3.00%, 05/15/27 (Call 02/15/27)	50	47,221
3.15%, 01/01/50 (Call 07/01/49)	375	268,807
3.20%, 05/15/29 (Call 02/15/29)	70	64,336
3.20%, 08/01/49 (Call 02/01/49)	262	191,394
3.60%, 12/01/47 (Call 06/01/47)	176	136,618
3.65%, 09/01/28 (Call 06/01/28)	60	56,892
3.65%, 09/01/42 (Call 03/01/42)	265	214,080
3.70%, 05/01/28 (Call 02/01/28)	98	94,084
3.80%, 01/01/43 (Call 07/01/42)(a)	75	62,140
3.80%, 03/01/46 (Call 09/01/45)	357	285,682
3.85%, 05/01/49 (Call 11/01/48)	253	205,998
3.95%, 05/01/42 (Call 11/01/41)	71	59,661
4.05%, 05/01/48 (Call 11/01/47)	106	89,270
5.50%, 03/01/40	35	35,793

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
5.80%, 05/01/37	$133	$141,451
Public Service Enterprise Group Inc.
1.60%, 08/15/30 (Call 05/15/30)	2,002	1,582,060
2.45%, 11/15/31 (Call 08/15/31)	1,100	893,871
2.88%, 06/15/24 (Call 05/15/24)	343	333,691
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	1,071	1,012,802
4.15%, 05/15/48 (Call 11/15/47)	174	145,161
4.50%, 08/15/40	197	181,023
6.00%, 06/01/39(a)	107	112,582
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	183	143,132
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	212	173,041
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	374	268,442
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	135	91,198
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	250	233,562
3.40%, 02/01/28 (Call 11/01/27)	452	421,110
3.80%, 02/01/38 (Call 08/01/37)	296	246,929
4.00%, 02/01/48 (Call 08/01/47)	387	301,005
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(b)	367	296,753
6.00%, 10/15/39	250	253,715
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	157	132,035
2.85%, 08/01/29 (Call 05/01/29)	65	57,582
3.45%, 02/01/52 (Call 08/01/51)	475	337,958
3.65%, 02/01/50 (Call 08/01/49)	313	232,978
4.00%, 04/01/47 (Call 10/01/46)	302	237,780
4.05%, 03/15/42 (Call 09/15/41)	151	121,490
4.50%, 09/01/40 (Call 03/01/40)	203	175,201
4.65%, 10/01/43 (Call 04/01/43)	167	146,020
4.90%, 06/01/26 (Call 05/01/26)	90	89,379
5.50%, 03/15/40	106	103,015
5.63%, 02/01/36	162	163,119
5.70%, 03/01/53 (Call 09/01/52)	30	29,860
5.88%, 12/01/53 (Call 06/01/53)	140	142,411
6.00%, 01/15/34	325	341,230
6.05%, 03/15/39	44	45,651
6.65%, 04/01/29(a)	186	194,147
Series 04-G, 5.75%, 04/01/35	107	110,427
Series 05-E, 5.35%, 07/15/35	109	106,714
Series 06-E, 5.55%, 01/15/37	10	10,014
Series 08-A, 5.95%, 02/01/38	60	62,017
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	178	141,236
Series 20A, 2.95%, 02/01/51 (Call 08/01/50)(a)	20	12,884
Series A, 4.20%, 03/01/29 (Call 12/01/28)	34	32,683
Series B, 3.65%, 03/01/28 (Call 12/01/27)	72	68,219
Series B, 4.88%, 03/01/49 (Call 09/01/48)	101	90,096
Series C, 3.60%, 02/01/45 (Call 08/01/44)	158	115,259
Series C, 4.13%, 03/01/48 (Call 09/01/47)	314	252,682
Series E, 3.70%, 08/01/25 (Call 06/01/25)	143	138,922
Southern California Gas Co., 5.20%, 06/01/33	140	139,509
Toledo Edison Co. (The), 6.15%, 05/15/37	190	200,254
		79,344,237
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30
(Call 09/15/30)	469	376,119
	Par
Security	(000)	Value

Electrical Components & Equipment (continued)
Emerson Electric Co.
2.80%, 12/21/51 (Call 06/21/51)	$140	$91,843
5.25%, 11/15/39(a)	15	15,281
		483,243
Electronics — 1.0%
Agilent Technologies Inc.
2.30%, 03/12/31 (Call 12/12/30)	45	37,274
2.75%, 09/15/29 (Call 06/15/29)	683	603,157
3.05%, 09/22/26 (Call 06/22/26)(a)	481	450,221
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	475	424,284
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	106	102,149
3.55%, 10/01/27 (Call 07/01/27)	467	438,294
5.41%, 07/01/32 (Call 04/01/32)	258	255,495
Amphenol Corp.
2.80%, 02/15/30 (Call 11/15/29)	41	36,194
4.35%, 06/01/29 (Call 03/01/29)	74	72,831
Avnet Inc.
3.00%, 05/15/31 (Call 02/15/31)	355	283,017
5.50%, 06/01/32 (Call 03/01/32)	40	37,809
Flex Ltd.
4.75%, 06/15/25 (Call 03/15/25)	131	128,212
4.88%, 06/15/29 (Call 03/15/29)	338	326,383
4.88%, 05/12/30 (Call 02/12/30)	609	586,656
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	165	156,446
4.30%, 06/15/46 (Call 12/15/45)	67	53,132
Honeywell International Inc.
2.30%, 08/15/24 (Call 07/15/24)	370	358,319
2.50%, 11/01/26 (Call 08/01/26)	1,660	1,565,762
2.70%, 08/15/29 (Call 05/15/29)	293	265,142
3.81%, 11/21/47 (Call 05/21/47)	137	115,612
4.25%, 01/15/29 (Call 12/15/28)	100	98,828
5.38%, 03/01/41(a)	115	118,920
5.70%, 03/15/36	38	40,998
5.70%, 03/15/37	228	245,323
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	28	26,178
3.35%, 03/01/26 (Call 12/01/25)	85	81,428
3.50%, 02/15/28 (Call 11/15/27)	42	39,346
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	182	160,333
4.55%, 10/30/24 (Call 07/30/24)(a)	404	397,912
4.60%, 04/06/27 (Call 01/06/27)	637	632,592
Legrand France SA, 8.50%, 02/15/25(a)	275	290,568
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	576	568,051
4.90%, 06/15/28 (Call 03/15/28)	410	404,670
Tyco Electronics Group SA, 7.13%, 10/01/37	109	126,468
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	142	118,997
2.95%, 04/01/31 (Call 01/01/31)	244	192,396
		9,839,397
Entertainment — 0.2%
Warnermedia Holdings Inc.
5.05%, 03/15/42 (Call 09/15/41)	760	614,916
5.14%, 03/15/52(a)	1,185	925,438
5.39%, 03/15/62	470	365,890
		1,906,244

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Environmental Control — 0.1%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	$140	$97,927
5.70%, 05/15/41 (Call 11/15/40)	20	20,768
6.20%, 03/01/40	70	75,480
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	92	79,992
2.95%, 01/15/52 (Call 07/15/51)	245	162,773
3.05%, 04/01/50 (Call 10/01/49)	57	38,521
3.50%, 05/01/29 (Call 02/01/29)(a)	71	65,793
4.25%, 12/01/28 (Call 09/01/28)	5	4,864
Waste Management Inc.
2.50%, 11/15/50 (Call 05/15/50)	310	194,959
3.15%, 11/15/27 (Call 08/15/27)(a)	73	69,100
4.10%, 03/01/45 (Call 09/01/44)	22	18,955
4.15%, 07/15/49 (Call 01/15/49)	161	140,664
		969,796
Food — 2.3%
Ahold Finance USA LLC, 6.88%, 05/01/29	141	153,239
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)(a)	70	59,512
3.13%, 04/24/50 (Call 10/24/49)	134	91,766
3.30%, 03/19/25 (Call 12/19/24)	985	951,136
3.95%, 03/15/25 (Call 01/15/25)(a)	363	355,068
4.15%, 03/15/28 (Call 12/15/27)	584	567,187
4.80%, 03/15/48 (Call 09/15/47)	244	218,592
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	143	141,893
4.85%, 11/01/28 (Call 08/01/28)	30	29,572
5.30%, 11/01/38 (Call 05/01/38)	246	235,156
5.40%, 11/01/48 (Call 05/01/48)	223	207,428
7.00%, 10/01/28	78	84,160
8.25%, 09/15/30	194	225,075
General Mills Inc.
2.25%, 10/14/31 (Call 07/14/31)	780	642,673
2.88%, 04/15/30 (Call 01/15/30)(a)	965	861,262
3.00%, 02/01/51 (Call 08/01/50)	253	176,050
3.20%, 02/10/27 (Call 11/10/26)	602	574,230
4.00%, 04/17/25 (Call 02/17/25)	606	595,389
4.20%, 04/17/28 (Call 01/17/28)	892	874,909
5.24%, 11/18/25 (Call 11/18/23)	870	870,183
5.40%, 06/15/40	112	112,190
Hershey Co. (The)
2.45%, 11/15/29 (Call 08/15/29)(a)	48	42,432
3.13%, 11/15/49 (Call 05/15/49)	17	12,497
3.38%, 08/15/46 (Call 02/15/46)	35	26,760
Hormel Foods Corp., 3.05%, 06/03/51 (Call 12/03/50)	320	223,725
Ingredion Inc.
2.90%, 06/01/30 (Call 03/01/30)	954	826,755
3.20%, 10/01/26 (Call 07/01/26)	60	56,534
3.90%, 06/01/50 (Call 12/01/49)	253	185,829
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
4.38%, 02/02/52 (Call 08/02/51)(d)	230	154,213
5.75%, 04/01/33 (Call 01/01/33)(d)	50	46,642
6.50%, 12/01/52 (Call 06/01/52)(d)	160	144,400
JM Smucker Co. (The)
2.38%, 03/15/30 (Call 12/15/29)	16	13,697
3.38%, 12/15/27 (Call 09/15/27)	54	50,829
3.50%, 03/15/25	405	393,409
3.55%, 03/15/50 (Call 09/15/49)	121	87,523
	Par
Security	(000)	Value

Food (continued)
4.25%, 03/15/35	$231	$211,277
4.38%, 03/15/45	87	75,044
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	1,447	1,206,639
3.25%, 04/01/26	1,721	1,644,983
3.40%, 11/15/27 (Call 08/15/27)	1,284	1,213,226
4.30%, 05/15/28 (Call 02/15/28)	949	927,780
Series B, 7.45%, 04/01/31	211	241,160
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	193	196,470
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	355	298,573
4.88%, 10/01/49 (Call 04/01/49)	422	380,340
5.00%, 06/04/42	111	103,189
5.20%, 07/15/45 (Call 01/15/45)	445	420,392
5.50%, 06/01/50 (Call 12/01/49)	345	339,835
6.50%, 02/09/40	164	175,054
6.88%, 01/26/39	205	229,789
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)(a)	72	59,647
2.65%, 10/15/26 (Call 07/15/26)	198	185,207
3.50%, 02/01/26 (Call 11/01/25)	354	341,861
3.70%, 08/01/27 (Call 05/01/27)	89	85,814
3.88%, 10/15/46 (Call 04/15/46)	177	135,486
3.95%, 01/15/50 (Call 07/15/49)	208	164,651
4.45%, 02/01/47 (Call 08/01/46)	218	187,380
4.50%, 01/15/29 (Call 10/15/28)(a)	35	34,373
4.65%, 01/15/48 (Call 07/15/47)	118	102,712
5.00%, 04/15/42 (Call 10/15/41)	69	62,977
5.15%, 08/01/43 (Call 02/01/43)	131	120,652
5.40%, 07/15/40 (Call 01/15/40)	110	105,969
5.40%, 01/15/49 (Call 07/15/48)	95	92,222
6.90%, 04/15/38	116	130,151
7.50%, 04/01/31(a)	131	150,675
McCormick & Co. Inc./MD
1.85%, 02/15/31 (Call 11/15/30)	295	234,873
2.50%, 04/15/30 (Call 01/15/30)	336	286,863
3.15%, 08/15/24 (Call 06/15/24)	149	144,844
3.40%, 08/15/27 (Call 05/15/27)	402	378,427
4.20%, 08/15/47 (Call 02/15/47)	208	171,367
Mondelez International Inc.
2.63%, 09/04/50 (Call 03/04/50)	143	91,632
2.75%, 04/13/30 (Call 01/13/30)(a)	68	59,970
4.13%, 05/07/28 (Call 02/07/28)(a)	25	24,521
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	109	93,292
3.25%, 07/15/27 (Call 04/15/27)	45	42,423
3.30%, 07/15/26 (Call 04/15/26)	85	81,160
3.30%, 02/15/50 (Call 08/15/49)(a)	170	118,796
4.45%, 03/15/48 (Call 09/15/47)	104	88,014
4.50%, 04/01/46 (Call 10/01/45)	77	65,140
4.85%, 10/01/45 (Call 04/01/45)	103	91,099
5.38%, 09/21/35	30	30,196
5.95%, 04/01/30 (Call 01/01/30)	207	217,876
6.60%, 04/01/40 (Call 10/01/39)	37	39,998
6.60%, 04/01/50 (Call 10/01/49)	360	400,608
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	63	59,602
4.35%, 03/01/29 (Call 12/01/28)	19	18,178
4.55%, 06/02/47 (Call 12/02/46)	148	121,261
4.88%, 08/15/34 (Call 02/15/34)(a)	47	45,454

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
5.10%, 09/28/48 (Call 03/28/48)	$207	$187,244
5.15%, 08/15/44 (Call 02/15/44)	70	62,666
		23,070,947
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)	10	9,240
5.50%, 11/02/47 (Call 05/02/47)	200	167,606
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	83	68,995
4.40%, 08/15/47 (Call 02/15/47)	239	199,656
4.80%, 06/15/44 (Call 12/15/43)	130	114,703
5.00%, 09/15/35 (Call 03/15/35)	245	235,386
5.15%, 05/15/46 (Call 11/15/45)	10	9,182
6.00%, 11/15/41 (Call 05/15/41)(a)	214	216,720
7.30%, 11/15/39(a)	25	28,148
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)(a)	232	184,008
3.75%, 01/15/31 (Call 10/15/30)	190	161,236
5.00%, 01/15/30 (Call 10/15/29)	652	608,049
6.00%, 01/15/29 (Call 10/15/28)	307	303,734
		2,306,663
Gas — 0.6%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)(a)	15	13,408
2.85%, 02/15/52 (Call 08/15/51)(a)	120	80,755
3.00%, 06/15/27 (Call 03/15/27)	40	37,548
3.38%, 09/15/49 (Call 03/15/49)	288	211,300
4.13%, 10/15/44 (Call 04/15/44)	174	146,144
4.13%, 03/15/49 (Call 09/15/48)	137	114,231
4.15%, 01/15/43 (Call 07/15/42)	16	13,691
4.30%, 10/01/48 (Call 04/01/48)	50	43,152
5.50%, 06/15/41 (Call 12/15/40)	28	27,838
National Fuel Gas Co.
2.95%, 03/01/31 (Call 12/01/30)	35	28,010
3.95%, 09/15/27 (Call 06/15/27)	420	392,969
4.75%, 09/01/28 (Call 06/01/28)	77	73,703
5.20%, 07/15/25 (Call 04/15/25)(a)	152	150,381
5.50%, 10/01/26	80	78,882
ONE Gas Inc.
2.00%, 05/15/30 (Call 02/15/30)	180	150,280
4.50%, 11/01/48 (Call 05/01/48)	175	150,052
4.66%, 02/01/44 (Call 08/01/43)(a)	179	160,699
Piedmont Natural Gas Co. Inc.
2.50%, 03/15/31 (Call 12/15/30)	525	432,054
3.35%, 06/01/50 (Call 12/01/49)	185	125,428
5.05%, 05/15/52 (Call 11/15/51)	222	201,809
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	630	615,044
3.20%, 06/15/25 (Call 03/15/25)	494	476,606
5.13%, 11/15/40	65	63,000
5.75%, 06/01/53 (Call 12/01/52)	140	142,183
Series TT, 2.60%, 06/15/26 (Call 03/15/26)(a)	709	665,602
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	193	155,705
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	196	163,060
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	190	147,843
Series XX, 2.55%, 02/01/30 (Call 11/01/29)	62	53,796
Southwest Gas Corp.
3.18%, 08/15/51 (Call 02/15/51)	80	51,210
3.70%, 04/01/28 (Call 01/01/28)	35	32,755
3.80%, 09/29/46 (Call 03/29/46)	184	134,344
	Par
Security	(000)	Value

Gas (continued)
4.15%, 06/01/49 (Call 12/01/48)	$141	$108,404
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	340	253,178
Series K, 3.80%, 09/15/46 (Call 03/15/46)	65	50,145
		5,745,209
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.30%, 02/15/30 (Call 12/15/29)(d)	45	44,947
6.40%, 04/15/33 (Call 01/15/33)(d)	295	291,664
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)(a)	27	19,821
3.25%, 03/01/27 (Call 12/01/26)	30	28,591
4.10%, 03/01/48 (Call 09/01/47)	15	13,017
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	29	23,802
4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(b)	272	203,230
4.25%, 11/15/28 (Call 08/15/28)	86	81,880
4.85%, 11/15/48 (Call 05/15/48)(a)	10	8,335
5.20%, 09/01/40	38	34,500
		749,787
Health Care - Products — 1.0%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	440	442,627
4.75%, 04/15/43 (Call 10/15/42)	115	112,258
4.90%, 11/30/46 (Call 05/30/46)	701	698,694
5.30%, 05/27/40	83	86,117
6.00%, 04/01/39(a)	173	192,952
6.15%, 11/30/37	131	147,177
Baxter International Inc.
2.54%, 02/01/32 (Call 11/01/31)(a)	295	238,425
2.60%, 08/15/26 (Call 05/15/26)	110	101,977
3.13%, 12/01/51 (Call 06/01/51)(a)	405	259,326
3.50%, 08/15/46 (Call 02/15/46)	218	150,475
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	8	7,324
4.70%, 03/01/49 (Call 09/01/48)(a)	221	203,789
6.50%, 11/15/35	110	122,957
7.38%, 01/15/40	113	134,602
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	335	219,117
2.80%, 12/10/51 (Call 06/10/51)(a)	438	294,108
4.38%, 09/15/45 (Call 03/15/45)	132	119,188
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	494	431,376
DH Europe Finance II Sarl
2.60%, 11/15/29 (Call 08/15/29)	21	18,677
3.25%, 11/15/39 (Call 05/15/39)	208	168,730
3.40%, 11/15/49 (Call 05/15/49)	292	223,780
Edwards Lifesciences Corp., 4.30%, 06/15/28
(Call 03/15/28)	1,749	1,721,208
GE Healthcare Holding LLC
5.91%, 11/22/32 (Call 08/22/32)(a)(d)	210	219,265
6.38%, 11/22/52 (Call 05/22/52)(d)	280	305,220
Medtronic Inc., 4.63%, 03/15/45	462	443,400
Revvity Inc.
2.25%, 09/15/31 (Call 06/15/31)(a)	195	156,324
3.30%, 09/15/29 (Call 06/15/29)	61	54,571
3.63%, 03/15/51 (Call 09/15/50)(a)	135	96,549
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)(a)	290	233,404

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Products (continued)
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (Call 12/15/30)	$821	$685,354
3.75%, 03/15/51 (Call 09/15/50)	365	265,242
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	78	53,366
4.10%, 04/01/43 (Call 10/01/42)	72	61,062
4.38%, 05/15/44 (Call 11/15/43)	132	115,868
4.63%, 03/15/46 (Call 09/15/45)	171	156,056
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	56	49,815
4.10%, 08/15/47 (Call 02/15/47)	242	214,151
5.30%, 02/01/44 (Call 08/01/43)	216	220,633
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31 (Call 08/24/31)(a)	650	543,107
4.45%, 08/15/45 (Call 02/15/45)	125	105,470
5.75%, 11/30/39	135	134,332
		10,208,073
Health Care - Services — 2.4%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	337	257,094
4.13%, 11/15/42 (Call 05/15/42)	96	78,483
4.50%, 05/15/42 (Call 11/15/41)	199	171,651
4.75%, 03/15/44 (Call 09/15/43)	154	135,788
6.63%, 06/15/36	161	177,018
6.75%, 12/15/37	137	149,001
Anthem Inc.
4.10%, 05/15/32 (Call 02/15/32)	360	338,332
4.55%, 05/15/52 (Call 11/15/51)	70	61,531
Centene Corp.
2.50%, 03/01/31 (Call 12/01/30)(a)	535	428,118
2.63%, 08/01/31 (Call 05/01/31)	592	473,748
3.00%, 10/15/30 (Call 07/15/30)	415	347,123
3.38%, 02/15/30 (Call 02/15/25)	355	306,042
4.63%, 12/15/29 (Call 12/15/24)	380	352,195
Elevance Health Inc.
2.55%, 03/15/31 (Call 12/15/30)	15	12,710
2.88%, 09/15/29 (Call 06/15/29)	38	34,053
3.13%, 05/15/50 (Call 11/15/49)	125	86,329
3.60%, 03/15/51 (Call 09/15/50)	170	127,995
3.65%, 12/01/27 (Call 09/01/27)	272	259,493
3.70%, 09/15/49 (Call 03/15/49)	205	156,556
4.10%, 03/01/28 (Call 12/01/27)(a)	264	257,025
4.38%, 12/01/47 (Call 06/01/47)	216	185,656
4.55%, 03/01/48 (Call 09/01/47)	177	155,459
4.63%, 05/15/42	248	221,853
4.65%, 01/15/43	276	249,521
4.65%, 08/15/44 (Call 02/15/44)	248	221,350
4.75%, 02/15/33 (Call 11/15/32)	180	176,353
5.10%, 01/15/44	209	196,983
5.13%, 02/15/53 (Call 08/15/52)	115	110,230
5.50%, 10/15/32 (Call 07/15/32)	280	289,797
5.85%, 01/15/36	189	196,649
5.95%, 12/15/34	150	157,817
6.10%, 10/15/52 (Call 04/15/52)	60	64,645
6.38%, 06/15/37	110	119,401
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	30	24,029
3.50%, 09/01/30 (Call 03/01/30)	202	178,285
3.50%, 07/15/51 (Call 01/15/51)	319	215,115
3.63%, 03/15/32 (Call 12/15/31)(d)	514	447,170
	Par
Security	(000)	Value

Health Care - Services (continued)
4.13%, 06/15/29 (Call 03/15/29)	$641	$595,758
4.50%, 02/15/27 (Call 08/15/26)	672	655,287
4.63%, 03/15/52 (Call 09/15/51)(d)	366	294,103
5.13%, 06/15/39 (Call 12/15/38)	247	225,323
5.20%, 06/01/28	50	49,712
5.25%, 04/15/25	352	349,325
5.25%, 06/15/26 (Call 12/15/25)	430	426,895
5.25%, 06/15/49 (Call 12/15/48)	466	410,672
5.50%, 06/01/33 (Call 03/01/33)	100	99,828
5.50%, 06/15/47 (Call 12/15/46)	394	361,125
5.88%, 02/01/29 (Call 08/01/28)	155	157,544
5.90%, 06/01/53 (Call 12/01/52)	60	57,727
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	32	28,615
3.85%, 10/01/24 (Call 07/01/24)	26	25,469
3.95%, 03/15/27 (Call 12/15/26)	167	160,936
3.95%, 08/15/49 (Call 02/15/49)	126	100,078
4.50%, 04/01/25 (Call 03/01/25)	91	90,033
4.63%, 12/01/42 (Call 06/01/42)	309	273,255
4.80%, 03/15/47 (Call 09/15/46)	147	129,898
4.88%, 04/01/30 (Call 01/01/30)	29	28,573
4.95%, 10/01/44 (Call 04/01/44)	261	236,150
5.88%, 03/01/33 (Call 12/01/32)	75	78,776
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (Call 03/01/31)(a)	420	357,575
2.95%, 12/01/29 (Call 09/01/29)	70	62,437
3.60%, 02/01/25 (Call 11/01/24)	295	286,516
3.60%, 09/01/27 (Call 06/01/27)(a)	73	69,477
4.70%, 02/01/45 (Call 08/01/44)	441	384,812
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	210	123,323
Series A, 3.93%, 10/01/48 (Call 04/01/48)(a)	145	113,238
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	718	618,607
2.95%, 06/30/30 (Call 03/30/30)	793	700,497
3.45%, 06/01/26 (Call 03/01/26)(a)	684	656,845
3.50%, 03/30/25 (Call 12/30/24)	372	360,055
4.20%, 06/30/29 (Call 03/30/29)	424	413,167
4.70%, 03/30/45 (Call 09/30/44)(a)	221	194,060
UnitedHealth Group Inc.
2.30%, 05/15/31 (Call 02/15/31)	5	4,276
2.88%, 08/15/29	36	32,648
2.90%, 05/15/50 (Call 11/15/49)	163	112,763
3.13%, 05/15/60 (Call 11/15/59)	215	146,037
3.25%, 05/15/51 (Call 11/15/50)	220	160,593
3.50%, 08/15/39 (Call 02/15/39)	79	65,743
3.70%, 08/15/49 (Call 02/15/49)	214	169,824
3.75%, 10/15/47 (Call 04/15/47)	240	192,490
3.88%, 08/15/59 (Call 02/15/59)	268	211,449
3.95%, 10/15/42 (Call 04/15/42)	190	161,185
4.20%, 05/15/32 (Call 02/15/32)	570	549,212
4.20%, 01/15/47 (Call 07/15/46)	266	231,324
4.25%, 01/15/29 (Call 12/15/28)	430	423,756
4.25%, 03/15/43 (Call 09/15/42)	132	118,236
4.25%, 04/15/47 (Call 10/15/46)	124	108,219
4.25%, 06/15/48 (Call 12/15/47)	305	266,140
4.38%, 03/15/42 (Call 09/15/41)	140	126,860
4.45%, 12/15/48 (Call 06/15/48)	319	287,425
4.50%, 04/15/33 (Call 01/15/33)	420	412,453
4.63%, 07/15/35	288	282,488

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Services (continued)
4.63%, 11/15/41 (Call 05/15/41)	$95	$88,857
4.75%, 07/15/45	520	489,029
4.75%, 05/15/52 (Call 11/15/51)	270	252,434
4.95%, 05/15/62 (Call 11/15/61)	230	217,051
5.35%, 02/15/33 (Call 11/15/32)	825	861,011
5.70%, 10/15/40 (Call 04/15/40)	58	61,082
5.80%, 03/15/36	139	148,813
5.88%, 02/15/53 (Call 08/15/52)	250	273,518
5.95%, 02/15/41 (Call 08/15/40)(a)	60	64,480
6.05%, 02/15/63 (Call 08/15/62)	235	260,411
6.50%, 06/15/37	96	107,702
6.63%, 11/15/37	209	239,915
6.88%, 02/15/38(a)	223	264,217
		23,987,930
Holding Companies - Diversified — 0.1%
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27
(Call 01/11/27)	977	905,992
Home Builders — 0.1%
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	80	62,134
3.85%, 01/15/30 (Call 07/15/29)	44	38,366
3.97%, 08/06/61 (Call 02/06/61)	97	57,021
6.00%, 01/15/43 (Call 10/15/42)	82	71,987
PulteGroup Inc.
6.00%, 02/15/35	127	129,567
6.38%, 05/15/33	130	135,439
7.88%, 06/15/32	52	59,551
Toll Brothers Finance Corp., 4.35%, 02/15/28
(Call 11/15/27)	302	284,756
		838,821
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)(a)	81	75,460
3.50%, 11/15/51 (Call 05/15/51)(a)	167	119,463
3.80%, 11/15/24 (Call 08/15/24)(a)	14	13,620
4.40%, 03/15/29 (Call 12/15/28)	155	149,146
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)(a)	112	89,571
4.60%, 05/15/50 (Call 11/15/49)(a)	135	109,378
4.75%, 02/26/29 (Call 11/26/28)(a)	11	10,841
		567,479
Household Products & Wares — 0.5%
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)(a)	50	39,279
2.65%, 04/30/30 (Call 02/01/30)	108	91,127
4.88%, 12/06/28 (Call 09/06/28)	202	199,629
5.75%, 03/15/33 (Call 12/15/32)(a)	200	206,288
Church & Dwight Co. Inc.
3.15%, 08/01/27 (Call 05/01/27)	33	31,379
3.95%, 08/01/47 (Call 02/01/47)	40	32,494
5.00%, 06/15/52 (Call 12/15/51)	85	81,824
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	618	508,076
3.10%, 10/01/27 (Call 07/01/27)	241	225,605
3.90%, 05/15/28 (Call 02/15/28)	287	276,648
Kimberly-Clark Corp.
2.75%, 02/15/26	482	460,797
2.88%, 02/07/50 (Call 08/07/49)(a)	169	120,544
3.05%, 08/15/25	1,095	1,061,515
	Par
Security	(000)	Value

Household Products & Wares (continued)
3.10%, 03/26/30 (Call 12/26/29)	$56	$51,387
3.20%, 04/25/29 (Call 01/25/29)(a)	724	679,988
3.90%, 05/04/47 (Call 11/04/46)	175	147,996
3.95%, 11/01/28 (Call 08/01/28)	346	338,454
5.30%, 03/01/41	93	96,271
6.63%, 08/01/37	279	332,481
		4,981,782
Insurance — 2.5%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28),
(6-mo. LIBOR US + 3.540%)(b)	310	296,078
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	61	56,293
4.00%, 10/15/46 (Call 04/15/46)(a)	10	7,860
4.75%, 01/15/49 (Call 07/15/48)(a)	42	37,875
Alleghany Corp., 4.90%, 09/15/44 (Call 03/15/44)	9	8,392
Allstate Corp. (The)
3.28%, 12/15/26 (Call 09/15/26)(a)	56	52,918
5.35%, 06/01/33	68	68,393
5.55%, 05/09/35	56	57,487
6.50%, 05/15/67 (Call 05/15/37),
(3-mo. LIBOR US + 2.120%)(b)	156	151,857
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	69	56,211
5.25%, 04/02/30 (Call 01/02/30)(a)	23	22,721
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	145	125,598
3.90%, 04/01/26 (Call 01/01/26)	207	200,554
4.20%, 04/01/28 (Call 01/01/28)	44	42,819
4.38%, 06/30/50 (Call 12/30/49)	80	66,172
4.50%, 07/16/44 (Call 01/16/44)	260	219,934
4.75%, 04/01/48 (Call 10/01/47)	46	40,158
4.80%, 07/10/45 (Call 01/10/45)	186	163,557
5.13%, 03/27/33 (Call 12/27/32)	210	205,540
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(b)	61	58,655
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	55	51,713
4.50%, 12/15/28 (Call 09/15/28)(a)	49	48,130
6.25%, 09/30/40	23	24,282
Aon Corp./Aon Global Holdings PLC
5.00%, 09/12/32 (Call 06/12/32)	500	497,860
5.35%, 02/28/33 (Call 11/28/32)	25	25,368
Aon Global Ltd.
4.60%, 06/14/44 (Call 03/14/44)	116	100,997
4.75%, 05/15/45 (Call 11/15/44)	12	10,726
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	144	127,545
Arch Capital Group Ltd.
3.64%, 06/30/50 (Call 12/30/49)	152	109,977
7.35%, 05/01/34(a)	29	33,326
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	12	10,915
Arthur J Gallagher & Co.
3.05%, 03/09/52 (Call 09/09/51)	70	44,231
3.50%, 05/20/51 (Call 11/20/50)	77	53,799
5.50%, 03/02/33 (Call 12/02/32)(a)	100	101,672
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	185	139,755
3.70%, 02/22/30 (Call 11/22/29)	134	116,918
4.90%, 03/27/28 (Call 12/27/27)	20	19,320
Athene Holding Ltd.
3.45%, 05/15/52 (Call 11/15/51)	84	50,163

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
3.95%, 05/25/51 (Call 11/25/50)	$31	$20,319
4.13%, 01/12/28 (Call 10/12/27)	66	61,016
6.15%, 04/03/30 (Call 01/03/30)(a)	127	127,549
AXA SA, 8.60%, 12/15/30(a)	1,350	1,621,795
AXIS Specialty Finance LLC
3.90%, 07/15/29 (Call 04/15/29)(a)	22	20,334
4.90%, 01/15/40 (Call 01/15/30),
(5-year CMT + 3.186%)(b)	70	55,739
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	172	163,782
Berkshire Hathaway Finance Corp.
2.88%, 03/15/32 (Call 12/15/31)	15	13,297
3.85%, 03/15/52 (Call 09/15/51)	175	142,716
4.20%, 08/15/48 (Call 02/15/48)	496	443,573
4.25%, 01/15/49 (Call 07/15/48)	380	341,400
5.75%, 01/15/40(a)	232	256,037
Brighthouse Financial Inc.
3.85%, 12/22/51 (Call 06/22/51)	5	3,061
4.70%, 06/22/47 (Call 12/22/46)	198	144,950
Brown & Brown Inc.
4.20%, 03/17/32 (Call 12/17/31)	145	131,284
4.50%, 03/15/29 (Call 12/15/28)	15	14,372
4.95%, 03/17/52 (Call 09/17/51)	15	12,677
Chubb Corp. (The)
6.00%, 05/11/37	100	107,932
Series 1, 6.50%, 05/15/38	50	57,075
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	55	37,481
3.05%, 12/15/61 (Call 06/15/61)	80	52,648
3.15%, 03/15/25(a)	100	97,113
3.35%, 05/03/26 (Call 02/03/26)	245	238,760
4.15%, 03/13/43	45	38,555
4.35%, 11/03/45 (Call 05/03/45)	485	433,367
6.70%, 05/15/36(a)	10	11,369
Cincinnati Financial Corp.
6.13%, 11/01/34	45	48,027
6.92%, 05/15/28	56	60,711
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	317	299,758
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	17	15,981
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(a)	312	296,731
5.00%, 04/20/48 (Call 10/20/47)	217	183,150
7.00%, 04/01/28	239	254,652
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	192	122,051
3.50%, 10/15/50 (Call 04/15/50)	20	13,926
4.87%, 06/01/44	25	22,380
Fairfax Financial Holdings Ltd., 5.63%, 08/16/32	105	102,778
First American Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	159	140,014
4.60%, 11/15/24	60	58,671
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26
(Call 01/15/26)	27	26,373
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	42	36,571
2.90%, 09/15/51 (Call 03/15/51)	30	19,194
3.60%, 08/19/49 (Call 02/19/49)	48	35,840
4.30%, 04/15/43	32	25,921
4.40%, 03/15/48 (Call 09/15/47)	38	31,493
5.95%, 10/15/36	90	92,729
	Par
Security	(000)	Value

Insurance (continued)
6.10%, 10/01/41	$148	$149,666
Jackson Financial Inc.
3.13%, 11/23/31 (Call 08/23/31)(a)	100	77,466
4.00%, 11/23/51 (Call 05/23/51)	75	48,806
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)(a)	51	42,008
3.40%, 01/15/31 (Call 10/15/30)(a)	25	20,611
3.63%, 12/12/26 (Call 09/15/26)(a)	56	52,054
3.80%, 03/01/28 (Call 12/01/27)(a)	90	81,927
4.35%, 03/01/48 (Call 09/01/47)	98	69,145
4.38%, 06/15/50 (Call 12/15/49)(a)	88	61,551
6.30%, 10/09/37	55	54,469
7.00%, 06/15/40	48	49,096
Loews Corp., 6.00%, 02/01/35	35	36,533
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(b)	308	289,619
4.15%, 03/04/26	310	301,931
5.38%, 03/04/46	197	192,989
Markel Group Inc.
3.35%, 09/17/29 (Call 06/17/29)	57	51,740
4.15%, 09/17/50 (Call 03/17/50)	104	80,742
5.00%, 05/20/49 (Call 11/20/48)	32	28,564
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)(a)	242	202,162
3.50%, 03/10/25 (Call 12/10/24)	294	286,718
3.75%, 03/14/26 (Call 12/14/25)	410	399,668
4.20%, 03/01/48 (Call 09/01/47)	159	133,046
4.35%, 01/30/47 (Call 07/30/46)	206	173,650
4.38%, 03/15/29 (Call 12/15/28)	738	720,915
4.75%, 03/15/39 (Call 09/15/38)	12	11,157
4.90%, 03/15/49 (Call 09/15/48)	283	259,307
5.88%, 08/01/33	352	376,978
MetLife Inc.
4.05%, 03/01/45	186	152,628
4.13%, 08/13/42	161	133,120
4.55%, 03/23/30 (Call 12/23/29)(a)	49	48,275
4.60%, 05/13/46 (Call 11/13/45)	119	104,049
4.72%, 12/15/44	115	101,117
4.88%, 11/13/43	245	221,590
5.70%, 06/15/35	107	110,537
5.88%, 02/06/41	127	129,461
6.38%, 06/15/34	90	99,073
6.40%, 12/15/66 (Call 12/15/31)(a)	269	266,146
6.50%, 12/15/32(a)	35	38,642
10.75%, 08/01/69 (Call 08/01/34)	215	279,644
Munich Re America Corp., Series B, 7.45%, 12/15/26(a)	541	582,792
Nationwide Financial Services Inc., 6.75%, 05/15/87	38	36,163
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	103	96,276
3.40%, 05/15/25 (Call 02/15/25)	34	32,702
3.70%, 05/15/29 (Call 02/15/29)(a)	42	39,047
4.30%, 11/15/46 (Call 05/15/46)	62	49,446
4.35%, 05/15/43	113	91,470
4.63%, 09/15/42	137	116,906
6.05%, 10/15/36	123	127,375
Progressive Corp. (The)
2.45%, 01/15/27	59	54,692
3.20%, 03/26/30 (Call 12/26/29)(a)	65	58,887
3.70%, 01/26/45	70	55,203

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
3.95%, 03/26/50 (Call 09/26/49)	$96	$78,558
4.00%, 03/01/29 (Call 12/01/28)	154	148,786
4.13%, 04/15/47 (Call 10/15/46)	77	64,638
4.20%, 03/15/48 (Call 09/15/47)	132	112,811
4.35%, 04/25/44	102	88,329
4.95%, 06/15/33 (Call 03/15/33)	100	99,977
6.25%, 12/01/32(a)	12	13,276
6.63%, 03/01/29(a)	80	87,986
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(a)	275	252,436
2.10%, 03/10/30 (Call 12/10/29)(a)	47	39,923
3.00%, 03/10/40 (Call 09/10/39)	37	27,346
3.70%, 03/13/51 (Call 09/13/50)	361	271,320
3.88%, 03/27/28 (Call 12/27/27)	110	106,271
3.91%, 12/07/47 (Call 06/07/47)	175	135,838
3.94%, 12/07/49 (Call 06/07/49)	235	184,019
4.35%, 02/25/50 (Call 08/25/49)	166	139,420
4.42%, 03/27/48 (Call 09/27/47)	77	64,293
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(a)(b)	152	141,442
4.60%, 05/15/44	81	70,668
5.13%, 03/01/52 (Call 11/28/31),
(5-year CMT + 3.162%)(b)	90	80,782
5.38%, 05/15/45 (Call 05/15/25),
(3-mo. LIBOR US + 3.031%)(b)	263	250,863
5.63%, 06/15/43 (Call 06/15/23),
(3-mo. LIBOR US + 3.920%)(b)	169	168,816
5.70%, 12/14/36	268	281,588
5.70%, 09/15/48 (Call 09/15/28),
(3-mo. LIBOR US + 2.665%)(b)	108	104,760
5.75%, 07/15/33(a)	126	133,084
6.00%, 09/01/52 (Call 06/01/32),
(5-year CMT + 3.234%)(a)(b)	240	233,208
6.63%, 12/01/37	158	175,854
6.63%, 06/21/40	101	110,662
Prudential Funding Asia PLC
3.13%, 04/14/30	287	255,419
3.63%, 03/24/32 (Call 12/24/31)	325	292,627
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	41	37,956
3.95%, 09/15/26 (Call 06/15/26)	45	42,971
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (Call 01/15/29)	17	15,498
5.75%, 06/05/33	200	199,928
Selective Insurance Group Inc., 5.38%, 03/01/49
(Call 09/01/48)	10	9,140
Stewart Information Services Corp., 3.60%, 11/15/31
(Call 08/15/31)	250	187,817
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	24	15,162
3.75%, 05/15/46 (Call 11/15/45)	157	124,459
4.00%, 05/30/47 (Call 11/30/46)	238	199,289
4.05%, 03/07/48 (Call 09/07/47)	152	126,672
4.10%, 03/04/49 (Call 09/04/48)	139	117,310
4.30%, 08/25/45 (Call 02/25/45)	114	98,893
4.60%, 08/01/43	185	167,538
5.35%, 11/01/40	250	256,585
6.25%, 06/15/37	218	242,329
6.75%, 06/20/36	184	210,980
Travelers Property Casualty Corp., 6.38%, 03/15/33	80	89,535
	Par
Security	(000)	Value

Insurance (continued)
Trinity Acquisition PLC, 4.40%, 03/15/26 (Call 12/15/25)	$81	$78,747
Unum Group
4.00%, 06/15/29 (Call 03/15/29)(a)	15	14,050
4.13%, 06/15/51 (Call 12/15/50)	145	101,549
4.50%, 12/15/49 (Call 06/15/49)	60	44,110
5.75%, 08/15/42	100	91,439
W R Berkley Corp., 4.00%, 05/12/50 (Call 11/12/49)	2	1,547
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	146	125,926
3.88%, 09/15/49 (Call 03/15/49)	104	74,275
4.50%, 09/15/28 (Call 06/15/28)	63	60,064
5.05%, 09/15/48 (Call 03/15/48)	101	85,731
5.35%, 05/15/33	100	98,327
XL Group Ltd., 5.25%, 12/15/43	265	263,251
		24,714,758
Internet — 0.8%
Alibaba Group Holding Ltd.
2.13%, 02/09/31 (Call 11/09/30)(a)	220	180,745
2.70%, 02/09/41 (Call 08/09/40)	10	6,710
3.15%, 02/09/51 (Call 08/09/50)	240	155,455
3.25%, 02/09/61 (Call 08/09/60)	272	168,382
4.00%, 12/06/37 (Call 06/06/37)	229	194,167
4.20%, 12/06/47 (Call 06/06/47)	200	157,966
4.40%, 12/06/57 (Call 06/06/57)	253	198,845
4.50%, 11/28/34 (Call 05/28/34)	236	219,754
Alphabet Inc.
2.05%, 08/15/50 (Call 02/15/50)	87	53,389
2.25%, 08/15/60 (Call 02/15/60)	337	200,235
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	521	339,682
2.70%, 06/03/60 (Call 12/03/59)	1,035	657,018
3.10%, 05/12/51 (Call 11/12/50)	565	413,608
3.15%, 08/22/27 (Call 05/22/27)	125	119,300
3.25%, 05/12/61 (Call 11/12/60)	277	196,363
3.88%, 08/22/37 (Call 02/22/37)	473	433,831
3.95%, 04/13/52 (Call 10/13/51)	455	389,198
4.05%, 08/22/47 (Call 02/22/47)	521	461,101
4.10%, 04/13/62 (Call 10/13/61)	265	224,254
4.25%, 08/22/57 (Call 02/22/57)(a)	588	521,862
4.70%, 12/01/32 (Call 09/01/32)	105	106,450
4.80%, 12/05/34 (Call 06/05/34)	135	138,232
4.95%, 12/05/44 (Call 06/05/44)	410	414,735
Baidu Inc., 2.38%, 08/23/31 (Call 05/23/31)(a)	200	164,452
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	118	112,421
3.60%, 06/01/26 (Call 03/01/26)	50	48,401
4.63%, 04/13/30 (Call 01/13/30)(a)	36	35,772
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	154	145,653
2.70%, 03/11/30 (Call 12/11/29)	110	95,069
3.45%, 08/01/24 (Call 05/01/24)(a)	101	98,715
3.60%, 06/05/27 (Call 03/05/27)	123	117,143
3.65%, 05/10/51 (Call 11/10/50)	225	160,963
4.00%, 07/15/42 (Call 01/15/42)	321	254,267
Expedia Group Inc., 3.25%, 02/15/30 (Call 11/15/29)	255	220,802
Meta Platforms Inc.
4.45%, 08/15/52 (Call 02/15/52)	250	211,272
4.65%, 08/15/62 (Call 02/15/62)	260	220,854
		7,837,066

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Iron & Steel — 0.1%
ArcelorMittal SA
6.75%, 03/01/41(a)	$10	$10,021
6.80%, 11/29/32 (Call 08/29/32)	77	79,486
7.00%, 10/15/39(a)	69	71,351
Nucor Corp.
2.98%, 12/15/55 (Call 06/15/55)	10	6,228
3.95%, 05/01/28 (Call 02/01/28)(a)	56	53,656
4.40%, 05/01/48 (Call 11/01/47)	105	88,586
6.40%, 12/01/37	210	234,734
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	65	62,187
3.25%, 10/15/50 (Call 04/15/50)(a)	101	66,063
3.45%, 04/15/30 (Call 01/15/30)	26	23,139
		695,451
Leisure Time — 0.1%
Brunswick Corp.
4.40%, 09/15/32 (Call 06/15/32)(a)	62	53,589
5.10%, 04/01/52 (Call 10/01/51)	112	80,959
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)(a)	1,022	973,843
		1,108,391
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	72	63,379
3.70%, 01/15/31 (Call 10/15/30)	47	40,099
Hyatt Hotels Corp., 5.75%, 04/23/30 (Call 01/23/30)	81	81,510
Marriott International Inc./MD
3.75%, 10/01/25 (Call 07/01/25)(a)	90	87,077
Series AA, 4.65%, 12/01/28 (Call 09/01/28)(a)	60	58,573
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	232	222,400
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	267	230,079
Series R, 3.13%, 06/15/26 (Call 03/15/26)	211	199,325
Series X, 4.00%, 04/15/28 (Call 01/15/28)	67	63,923
		1,046,365
Machinery — 1.5%
ABB Finance USA Inc.
3.80%, 04/03/28 (Call 01/03/28)(a)	25	24,548
4.38%, 05/08/42	185	165,529
Caterpillar Financial Services Corp.
2.15%, 11/08/24(a)	223	214,388
2.40%, 08/09/26	299	279,849
3.25%, 12/01/24(a)	108	105,273
4.35%, 05/15/26	100	99,490
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)(a)	99	89,819
2.60%, 04/09/30 (Call 01/09/30)	73	64,998
3.25%, 09/19/49 (Call 03/19/49)	155	120,085
3.25%, 04/09/50 (Call 10/09/49)	105	81,395
3.80%, 08/15/42	281	243,270
4.30%, 05/15/44 (Call 11/15/43)	121	112,426
4.75%, 05/15/64 (Call 11/15/63)	107	100,661
5.20%, 05/27/41(a)	86	89,121
5.30%, 09/15/35	104	108,738
6.05%, 08/15/36	185	204,936
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	745	661,292
1.88%, 01/15/26 (Call 12/15/25)	20	18,327
3.95%, 05/23/25	987	961,022
4.55%, 04/10/28 (Call 03/10/28)	130	126,550
5.45%, 10/14/25	1,997	2,004,908
	Par
Security	(000)	Value

Machinery (continued)
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	$1,689	$1,596,544
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	79	76,287
2.88%, 09/07/49 (Call 03/07/49)(a)	168	124,453
3.10%, 04/15/30 (Call 01/15/30)	84	76,916
3.75%, 04/15/50 (Call 10/15/49)(a)	48	41,799
3.90%, 06/09/42 (Call 12/09/41)(a)	46	41,129
5.38%, 10/16/29(a)	60	62,892
7.13%, 03/03/31	20	23,308
Dover Corp.
2.95%, 11/04/29 (Call 08/04/29)(a)	50	44,846
3.15%, 11/15/25 (Call 08/15/25)	65	62,162
5.38%, 10/15/35	25	25,600
5.38%, 03/01/41 (Call 12/01/40)	15	14,779
Flowserve Corp.
2.80%, 01/15/32 (Call 10/15/31)	72	57,425
3.50%, 10/01/30 (Call 07/01/30)	194	168,747
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	295	246,325
John Deere Capital Corp.
1.75%, 03/09/27	19	17,221
2.05%, 01/09/25(a)	78	74,690
2.25%, 09/14/26	162	150,581
2.45%, 01/09/30	47	41,284
2.65%, 06/10/26(a)	10	9,467
2.80%, 09/08/27	64	59,905
2.80%, 07/18/29	56	50,956
3.05%, 01/06/28(a)	55	52,044
3.40%, 09/11/25(a)	100	97,043
3.45%, 03/13/25	81	79,162
3.45%, 03/07/29(a)	70	66,683
4.35%, 09/15/32	25	24,589
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	52	49,196
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	554	487,326
4.60%, 05/15/28 (Call 02/15/28)(a)	488	475,756
Otis Worldwide Corp., 3.36%, 02/15/50 (Call 08/15/49)	74	53,168
Rockwell Automation Inc.
2.80%, 08/15/61 (Call 02/15/61)	45	28,803
2.88%, 03/01/25 (Call 12/01/24)	49	47,326
3.50%, 03/01/29 (Call 12/01/28)(a)	158	151,064
4.20%, 03/01/49 (Call 09/01/48)	76	67,131
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	69	64,978
4.95%, 09/15/28 (Call 06/15/28)	71	69,121
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	1,846	1,634,319
2.25%, 01/30/31 (Call 10/30/30)(a)	1,545	1,288,993
3.25%, 11/01/26 (Call 08/01/26)(a)	1,480	1,402,774
		15,083,417
Manufacturing — 1.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	1,027	976,708
2.25%, 09/19/26 (Call 06/19/26)(a)	990	910,958
2.38%, 08/26/29 (Call 05/26/29)(a)	708	606,204
2.65%, 04/15/25 (Call 03/15/25)(a)	931	892,503
2.88%, 10/15/27 (Call 07/15/27)(a)	2,575	2,373,661
3.00%, 08/07/25(a)	1,736	1,671,751
3.05%, 04/15/30 (Call 01/15/30)(a)	1,230	1,095,130
3.63%, 09/14/28 (Call 06/14/28)	720	677,239

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Manufacturing (continued)
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	$232	$196,929
3.75%, 12/01/27 (Call 09/01/27)(a)	66	63,006
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	41	38,857
3.92%, 09/15/47 (Call 03/15/47)	70	58,260
4.00%, 11/02/32	174	164,609
4.15%, 11/02/42	106	92,434
4.70%, 08/23/52 (Call 02/23/52)	30	28,284
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35(a)	460	435,928
General Electric Co.
4.35%, 05/01/50 (Call 11/01/49)	55	47,236
5.88%, 01/14/38	90	96,562
6.75%, 03/15/32(a)	525	592,058
6.88%, 01/10/39	102	119,667
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	203	192,111
3.90%, 09/01/42 (Call 03/01/42)	79	69,209
4.88%, 09/15/41 (Call 03/15/41)	15	14,889
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	168	154,048
4.00%, 06/14/49 (Call 12/14/48)	122	100,441
4.10%, 03/01/47 (Call 09/01/46)	53	44,446
4.20%, 11/21/34 (Call 05/21/34)	146	134,933
4.45%, 11/21/44 (Call 05/21/44)	16	14,259
6.25%, 05/15/38	82	88,926
Pentair Finance Sarl
4.50%, 07/01/29 (Call 04/01/29)	616	587,165
5.90%, 07/15/32 (Call 04/15/32)(a)	160	161,349
Teledyne Technologies Inc.
2.25%, 04/01/28 (Call 02/01/28)	197	173,957
2.75%, 04/01/31 (Call 01/01/31)	1,836	1,552,393
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	97	85,435
3.38%, 03/01/28 (Call 12/01/27)	62	57,088
3.65%, 03/15/27 (Call 12/15/26)	60	57,037
3.90%, 09/17/29 (Call 06/17/29)	4	3,732
4.00%, 03/15/26 (Call 12/15/25)	58	56,493
		14,685,895
Media — 2.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.80%, 04/01/31 (Call 01/01/31)	27	21,573
3.70%, 04/01/51 (Call 10/01/50)	305	186,443
3.85%, 04/01/61 (Call 10/01/60)	345	203,126
3.90%, 06/01/52 (Call 12/01/51)	429	269,691
3.95%, 06/30/62 (Call 12/30/61)	244	145,678
4.40%, 04/01/33 (Call 01/01/33)(a)	200	173,660
4.40%, 12/01/61 (Call 06/01/61)	267	173,045
4.80%, 03/01/50 (Call 09/01/49)	363	264,968
5.13%, 07/01/49 (Call 01/01/49)	196	148,950
5.25%, 04/01/53 (Call 10/01/52)	204	158,632
5.38%, 04/01/38 (Call 10/01/37)	127	106,900
5.38%, 05/01/47 (Call 11/01/46)	541	430,187
5.50%, 04/01/63 (Call 10/01/62)	212	163,596
5.75%, 04/01/48 (Call 10/01/47)	481	398,201
6.38%, 10/23/35 (Call 04/23/35)	469	454,278
6.48%, 10/23/45 (Call 04/23/45)	665	600,741
6.83%, 10/23/55 (Call 04/23/55)	194	179,322
	Par
Security	(000)	Value

Media (continued)
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	$682	$408,552
2.65%, 02/01/30 (Call 11/01/29)	59	52,042
2.65%, 08/15/62 (Call 02/15/62)	132	76,967
2.80%, 01/15/51 (Call 07/15/50)	65	42,524
2.89%, 11/01/51 (Call 05/01/51)(a)	666	438,281
2.94%, 11/01/56 (Call 05/01/56)	942	602,616
2.99%, 11/01/63 (Call 05/01/63)	580	359,124
3.20%, 07/15/36 (Call 01/15/36)	99	81,923
3.25%, 11/01/39 (Call 05/01/39)	76	59,689
3.40%, 04/01/30 (Call 01/01/30)	49	45,291
3.40%, 07/15/46 (Call 01/15/46)	261	195,048
3.45%, 02/01/50 (Call 08/01/49)	266	198,561
3.75%, 04/01/40 (Call 10/01/39)	116	96,896
3.90%, 03/01/38 (Call 09/01/37)	33	28,734
3.97%, 11/01/47 (Call 05/01/47)	360	294,613
4.00%, 08/15/47 (Call 02/15/47)	181	148,711
4.00%, 03/01/48 (Call 09/01/47)	256	211,507
4.00%, 11/01/49 (Call 05/01/49)	362	294,581
4.05%, 11/01/52 (Call 05/01/52)	419	341,938
4.15%, 10/15/28 (Call 07/15/28)	80	78,037
4.20%, 08/15/34 (Call 02/15/34)	145	136,143
4.25%, 10/15/30 (Call 07/15/30)	37	35,831
4.25%, 01/15/33	75	71,713
4.40%, 08/15/35 (Call 02/15/35)	38	35,894
4.60%, 10/15/38 (Call 04/15/38)	145	135,388
4.60%, 08/15/45 (Call 02/15/45)	146	130,712
4.65%, 07/15/42	672	617,219
4.70%, 10/15/48 (Call 04/15/48)	531	490,012
4.75%, 03/01/44	175	160,272
4.95%, 10/15/58 (Call 04/15/58)(a)	333	313,310
5.35%, 05/15/53	100	99,365
5.50%, 05/15/64	100	99,082
5.65%, 06/15/35	102	107,304
6.45%, 03/15/37	408	453,741
6.50%, 11/15/35	120	134,458
6.55%, 07/01/39	45	50,311
7.05%, 03/15/33	18	20,837
Discovery Communications LLC
3.95%, 06/15/25 (Call 03/15/25)	49	47,344
3.95%, 03/20/28 (Call 12/20/27)	198	183,485
4.00%, 09/15/55 (Call 03/15/55)	300	190,062
4.13%, 05/15/29 (Call 02/15/29)	29	26,377
4.65%, 05/15/50 (Call 11/15/49)	112	82,069
4.88%, 04/01/43	67	52,105
4.90%, 03/11/26 (Call 12/11/25)(a)	57	56,245
5.00%, 09/20/37 (Call 03/20/37)	172	143,783
5.20%, 09/20/47 (Call 03/20/47)	273	216,140
5.30%, 05/15/49 (Call 11/15/48)	144	114,407
6.35%, 06/01/40	160	151,413
FactSet Research Systems Inc., 3.45%, 03/01/32
(Call 12/01/31)(a)	80	68,735
Fox Corp.
3.50%, 04/08/30 (Call 01/08/30)	9	8,119
4.71%, 01/25/29 (Call 10/25/28)	66	64,312
5.48%, 01/25/39 (Call 07/25/38)	113	104,628
5.58%, 01/25/49 (Call 07/25/48)	394	355,703
Grupo Televisa SAB
5.25%, 05/24/49 (Call 11/24/48)(a)	205	184,375
6.13%, 01/31/46 (Call 07/31/45)	205	204,342

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
6.63%, 01/15/40	$154	$160,875
NBCUniversal Media LLC
4.45%, 01/15/43	145	129,202
5.95%, 04/01/41(a)	105	110,924
6.40%, 04/30/40(a)	35	38,380
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)	28	25,042
3.38%, 02/15/28 (Call 11/15/27)(a)	20	17,635
3.70%, 06/01/28 (Call 03/01/28)	26	23,033
4.20%, 06/01/29 (Call 03/01/29)(a)	32	28,670
4.20%, 05/19/32 (Call 02/19/32)(a)	97	81,160
4.38%, 03/15/43	221	153,188
4.60%, 01/15/45 (Call 07/15/44)	158	110,635
4.85%, 07/01/42 (Call 01/01/42)	65	47,971
4.90%, 08/15/44 (Call 02/15/44)	99	72,099
4.95%, 01/15/31 (Call 10/15/30)(a)	259	232,204
4.95%, 05/19/50 (Call 11/19/49)(a)	230	170,789
5.25%, 04/01/44 (Call 10/01/43)	89	67,835
5.50%, 05/15/33(a)	93	83,988
5.85%, 09/01/43 (Call 03/01/43)	246	205,627
5.90%, 10/15/40 (Call 04/15/40)	97	83,030
6.88%, 04/30/36	228	223,173
7.88%, 07/30/30	34	35,983
Thomson Reuters Corp.
5.50%, 08/15/35	5	5,005
5.65%, 11/23/43 (Call 05/23/43)	97	91,577
5.85%, 04/15/40(a)	26	25,935
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	88	97,570
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	161	119,058
5.50%, 09/01/41 (Call 03/01/41)	228	188,118
5.88%, 11/15/40 (Call 05/15/40)	180	155,576
6.55%, 05/01/37	306	291,609
6.75%, 06/15/39	286	270,424
7.30%, 07/01/38	320	325,958
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	61	56,274
2.95%, 06/15/27(a)	41	38,692
3.00%, 02/13/26	44	42,248
3.00%, 07/30/46	82	57,457
3.15%, 09/17/25	68	65,708
4.13%, 06/01/44(a)	246	212,042
4.38%, 08/16/41	153	136,955
Series B, 7.00%, 03/01/32	15	17,282
Series E, 4.13%, 12/01/41	103	89,178
Walt Disney Co. (The)
2.00%, 09/01/29 (Call 06/01/29)(a)	169	144,916
2.75%, 09/01/49 (Call 03/01/49)	640	425,926
3.35%, 03/24/25	50	48,791
3.38%, 11/15/26 (Call 08/15/26)	42	40,377
3.60%, 01/13/51 (Call 07/13/50)	600	462,228
3.70%, 10/15/25 (Call 07/15/25)	35	34,223
3.70%, 03/23/27	84	81,857
3.80%, 03/22/30	19	17,991
3.80%, 05/13/60 (Call 11/13/59)(a)	342	265,351
4.63%, 03/23/40 (Call 09/23/39)	47	44,535
4.70%, 03/23/50 (Call 09/23/49)(a)	400	372,608
4.75%, 09/15/44 (Call 03/15/44)	100	92,692
4.75%, 11/15/46 (Call 05/15/46)	193	179,706
4.95%, 10/15/45 (Call 04/15/45)	212	202,363
	Par
Security	(000)	Value

Media (continued)
5.40%, 10/01/43	$274	$276,099
6.15%, 03/01/37	10	10,834
6.15%, 02/15/41	110	119,573
6.20%, 12/15/34	35	38,564
6.40%, 12/15/35	50	55,863
6.55%, 03/15/33	21	23,534
6.65%, 11/15/37	103	117,916
7.75%, 12/01/45(a)	45	57,556
		20,981,474
Metal Fabricate & Hardware — 0.0%
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	5	4,817
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)(a)	25	21,918
5.25%, 10/01/54 (Call 04/01/54)	25	21,936
		48,671
Mining — 0.4%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (Call 09/01/28)	200	176,380
3.75%, 10/01/30 (Call 07/01/30)	155	132,638
Freeport-McMoRan Inc.
5.40%, 11/14/34 (Call 05/14/34)(a)	245	234,962
5.45%, 03/15/43 (Call 09/15/42)	360	326,308
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)	85	82,836
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	37	30,687
2.60%, 07/15/32 (Call 04/15/32)	160	131,251
2.80%, 10/01/29 (Call 07/01/29)	46	40,095
4.88%, 03/15/42 (Call 09/15/41)	379	351,234
5.45%, 06/09/44 (Call 12/09/43)	18	17,824
5.88%, 04/01/35	77	79,732
6.25%, 10/01/39	291	306,021
Rio Tinto Alcan Inc.
5.75%, 06/01/35	81	83,985
6.13%, 12/15/33	295	318,783
7.25%, 03/15/31	92	106,004
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51 (Call 05/02/51)	40	26,486
5.20%, 11/02/40(a)	146	146,385
7.13%, 07/15/28	48	53,441
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	75	65,170
4.75%, 03/22/42 (Call 09/22/41)	162	153,179
5.13%, 03/09/53 (Call 09/09/52)	125	124,183
Southern Copper Corp.
5.88%, 04/23/45	225	228,409
6.75%, 04/16/40	150	162,429
7.50%, 07/27/35(a)	200	227,862
		3,606,284
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28 (Call 10/01/28)	192	166,806
3.57%, 12/01/31 (Call 09/01/31)	268	223,764
4.25%, 04/01/28 (Call 07/03/23)	40	36,945
		427,515
Oil & Gas — 2.7%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	311	201,864
2.94%, 06/04/51 (Call 12/04/50)	308	205,664
3.00%, 02/24/50 (Call 08/24/49)	527	358,771

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
3.00%, 03/17/52 (Call 09/17/51)	$130	$87,411
3.12%, 05/04/26 (Call 02/04/26)	68	65,221
3.38%, 02/08/61 (Call 08/08/60)(a)	369	256,451
3.41%, 02/11/26 (Call 12/11/25)(a)	90	86,951
3.54%, 04/06/27 (Call 02/06/27)	101	97,356
3.59%, 04/14/27 (Call 01/14/27)	110	106,074
3.63%, 04/06/30 (Call 01/06/30)	131	122,981
3.80%, 09/21/25 (Call 07/21/25)	158	154,627
3.94%, 09/21/28 (Call 06/21/28)	153	148,358
4.23%, 11/06/28 (Call 08/06/28)	165	162,116
4.89%, 09/11/33 (Call 06/11/33)	180	178,823
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	68	64,850
3.72%, 11/28/28 (Call 08/28/28)	139	133,111
Burlington Resources LLC
5.95%, 10/15/36(a)	40	42,833
7.20%, 08/15/31	240	274,622
7.40%, 12/01/31	122	141,951
Chevron Corp., 3.08%, 05/11/50 (Call 11/11/49)	281	207,086
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	149	93,657
5.25%, 11/15/43 (Call 05/15/43)	85	86,508
Conoco Funding Co., 7.25%, 10/15/31	325	373,126
ConocoPhillips Co.
4.03%, 03/15/62 (Call 09/15/61)	280	222,592
4.30%, 11/15/44 (Call 05/15/44)	242	211,702
4.88%, 10/01/47 (Call 04/01/47)(a)	40	38,062
5.30%, 05/15/53	160	159,603
5.90%, 10/15/32(a)	296	321,657
5.90%, 05/15/38	305	324,313
5.95%, 03/15/46 (Call 09/15/45)(a)	255	276,150
6.50%, 02/01/39	167	190,527
6.95%, 04/15/29	659	733,922
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	150	125,485
5.00%, 06/15/45 (Call 12/15/44)	130	111,156
5.60%, 07/15/41 (Call 01/15/41)	231	214,410
7.88%, 09/30/31	49	55,750
7.95%, 04/15/32(a)	56	65,098
Diamondback Energy Inc.
3.50%, 12/01/29 (Call 09/01/29)	464	419,252
4.25%, 03/15/52 (Call 09/15/51)	35	26,455
4.40%, 03/24/51 (Call 09/24/50)(a)	148	114,835
6.25%, 03/15/53 (Call 09/15/52)	80	80,377
Eni USA Inc., 7.30%, 11/15/27	170	185,098
EOG Resources Inc.
3.90%, 04/01/35 (Call 10/01/34)	97	87,543
4.38%, 04/15/30 (Call 01/15/30)	222	219,114
4.95%, 04/15/50 (Call 10/15/49)	188	181,787
EQT Corp.
5.00%, 01/15/29 (Call 07/15/28)	135	127,062
7.00%, 02/01/30 (Call 11/01/29)	400	415,964
Exxon Mobil Corp.
3.10%, 08/16/49 (Call 02/16/49)	221	159,467
3.45%, 04/15/51 (Call 10/15/50)	538	413,039
3.48%, 03/19/30 (Call 12/19/29)	264	249,039
3.57%, 03/06/45 (Call 09/06/44)	103	82,886
4.11%, 03/01/46 (Call 09/01/45)	503	437,665
4.23%, 03/19/40 (Call 09/19/39)	262	239,869
4.33%, 03/19/50 (Call 09/19/49)	500	446,205
	Par
Security	(000)	Value

Oil & Gas (continued)
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)(a)	$1,248	$1,219,196
4.30%, 04/01/27 (Call 01/01/27)	1,508	1,460,603
5.60%, 02/15/41	40	37,670
6.00%, 01/15/40	61	60,016
7.13%, 03/15/33	573	625,619
7.30%, 08/15/31	617	677,349
7.88%, 10/01/29	501	557,403
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)(a)	289	277,954
6.60%, 10/01/37	249	249,057
6.80%, 03/15/32	256	265,905
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	42	40,922
3.80%, 04/01/28 (Call 01/01/28)	180	169,304
4.50%, 04/01/48 (Call 10/01/47)	122	94,422
4.70%, 05/01/25 (Call 04/01/25)	75	74,062
4.75%, 09/15/44 (Call 03/15/44)	143	117,660
5.00%, 09/15/54 (Call 03/15/54)	25	20,092
5.13%, 12/15/26 (Call 09/15/26)	141	140,752
6.50%, 03/01/41 (Call 09/01/40)	261	265,565
Occidental Petroleum Corp., 6.45%, 09/15/36	400	406,224
Ovintiv Exploration Inc., 5.38%, 01/01/26 (Call 10/01/25)	540	536,738
Ovintiv Inc.
5.65%, 05/15/25	180	179,838
5.65%, 05/15/28 (Call 04/15/28)	180	179,134
6.25%, 07/15/33 (Call 04/15/33)	140	138,775
6.50%, 08/15/34(a)	508	510,586
6.50%, 02/01/38	195	193,105
6.63%, 08/15/37	175	174,135
7.10%, 07/15/53	140	140,956
7.20%, 11/01/31	268	281,215
7.38%, 11/01/31	200	213,660
8.13%, 09/15/30	170	187,296
Phillips 66
3.30%, 03/15/52 (Call 09/15/51)	85	57,369
3.85%, 04/09/25 (Call 03/09/25)	112	109,313
3.90%, 03/15/28 (Call 12/15/27)	101	96,855
4.65%, 11/15/34 (Call 05/15/34)	298	278,353
4.88%, 11/15/44 (Call 05/15/44)	367	331,669
5.88%, 05/01/42	247	252,851
Shell International Finance BV
3.00%, 11/26/51 (Call 05/26/51)	425	294,244
3.13%, 11/07/49 (Call 05/07/49)	125	89,644
3.25%, 04/06/50 (Call 10/06/49)	335	245,763
3.75%, 09/12/46	80	64,286
4.00%, 05/10/46	360	301,651
4.13%, 05/11/35	357	331,428
4.38%, 05/11/45	440	389,831
4.55%, 08/12/43	105	95,971
6.38%, 12/15/38	600	670,014
Tosco Corp., 8.13%, 02/15/30(a)	450	529,699
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	184	176,787
2.83%, 01/10/30 (Call 10/10/29)	205	184,781
2.99%, 06/29/41 (Call 12/29/40)	97	73,359
3.13%, 05/29/50 (Call 11/29/49)	490	348,517
3.39%, 06/29/60 (Call 12/29/59)	167	119,380
3.46%, 02/19/29 (Call 11/19/28)	109	102,750
3.46%, 07/12/49 (Call 01/12/49)	231	176,262

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
TotalEnergies Capital SA, 3.88%, 10/11/28	$193	$188,221
Valero Energy Corp.
3.40%, 09/15/26 (Call 06/15/26)(a)	35	33,329
3.65%, 12/01/51 (Call 06/01/51)(a)	194	132,892
4.00%, 04/01/29 (Call 01/01/29)	40	38,081
4.00%, 06/01/52 (Call 12/01/51)(a)	59	43,550
4.35%, 06/01/28 (Call 03/01/28)	31	29,960
4.90%, 03/15/45(a)	103	89,957
6.63%, 06/15/37(a)	471	506,264
7.50%, 04/15/32	285	321,329
		26,786,069
Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	436	413,328
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
3.14%, 11/07/29 (Call 08/07/29)	630	564,915
3.34%, 12/15/27 (Call 09/15/27)	1,322	1,237,921
4.08%, 12/15/47 (Call 06/15/47)	149	116,865
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	386	341,621
3.80%, 11/15/25 (Call 08/15/25)	70	68,085
4.50%, 11/15/41 (Call 05/15/41)(a)	107	89,124
4.75%, 08/01/43 (Call 02/01/43)	143	122,561
4.85%, 11/15/35 (Call 05/15/35)	327	309,316
5.00%, 11/15/45 (Call 05/15/45)	245	217,481
6.70%, 09/15/38	98	107,473
7.45%, 09/15/39	219	249,669
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	272	243,473
3.95%, 12/01/42 (Call 06/01/42)	172	124,322
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	484	426,370
4.50%, 05/15/28	100	98,992
4.85%, 05/15/33	100	99,010
		4,830,526
Packaging & Containers — 0.1%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	35	33,373
4.50%, 05/15/28 (Call 02/15/28)	73	70,413
5.63%, 05/26/33 (Call 02/26/33)	140	140,295
Amcor Flexibles North America Inc.
2.63%, 06/19/30 (Call 03/19/30)(a)	252	210,158
2.69%, 05/25/31 (Call 02/25/31)	210	171,872
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	26	22,995
4.05%, 12/15/49 (Call 06/15/49)(a)	14	10,982
Sonoco Products Co.
3.13%, 05/01/30 (Call 02/01/30)	139	121,170
5.75%, 11/01/40 (Call 05/01/40)	105	103,877
WestRock MWV LLC
7.95%, 02/15/31	18	20,600
8.20%, 01/15/30	63	72,776
WRKCo Inc.
3.00%, 06/15/33 (Call 03/15/33)(a)	45	36,491
3.38%, 09/15/27 (Call 06/15/27)	29	26,884
3.90%, 06/01/28 (Call 03/01/28)	24	22,698
4.20%, 06/01/32 (Call 03/01/32)	35	31,792
4.90%, 03/15/29 (Call 12/15/28)(a)	29	28,286
		1,124,662
	Par
Security	(000)	Value

Pharmaceuticals — 4.2%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	$182	$174,740
4.05%, 11/21/39 (Call 05/21/39)	455	390,222
4.25%, 11/14/28 (Call 08/14/28)	52	50,959
4.25%, 11/21/49 (Call 05/21/49)	967	818,923
4.30%, 05/14/36 (Call 11/14/35)	417	383,915
4.40%, 11/06/42	600	526,590
4.45%, 05/14/46 (Call 11/14/45)	402	346,544
4.50%, 05/14/35 (Call 11/14/34)	752	713,407
4.70%, 05/14/45 (Call 11/14/44)	617	555,220
4.85%, 06/15/44 (Call 12/15/43)	63	57,872
4.88%, 11/14/48 (Call 05/14/48)	438	406,083
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	115	111,193
3.45%, 12/15/27 (Call 09/15/27)	38	36,083
4.25%, 03/01/45 (Call 09/01/44)	242	198,946
4.30%, 12/15/47 (Call 06/15/47)	166	139,777
Astrazeneca Finance LLC, 4.88%, 03/03/33 (Call 12/03/32)	245	249,444
AstraZeneca PLC
3.13%, 06/12/27 (Call 03/12/27)	367	349,292
3.38%, 11/16/25	1,010	978,892
4.00%, 01/17/29 (Call 10/17/28)	576	563,334
4.00%, 09/18/42	160	141,334
4.38%, 11/16/45	309	284,811
4.38%, 08/17/48 (Call 02/17/48)	156	143,155
6.45%, 09/15/37	758	873,959
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	962	922,558
4.67%, 06/06/47 (Call 12/06/46)	448	402,179
4.69%, 12/15/44 (Call 06/15/44)	292	262,561
Bristol-Myers Squibb Co.
2.55%, 11/13/50 (Call 05/13/50)	254	161,740
3.25%, 02/27/27	105	101,694
3.25%, 08/01/42	283	218,824
3.70%, 03/15/52 (Call 09/15/51)	235	187,840
3.90%, 03/15/62 (Call 09/15/61)	350	273,178
4.25%, 10/26/49 (Call 04/26/49)	793	690,084
4.35%, 11/15/47 (Call 05/15/47)	415	369,470
4.50%, 03/01/44 (Call 09/01/43)	25	23,090
4.55%, 02/20/48 (Call 08/20/47)	287	262,536
4.63%, 05/15/44 (Call 11/15/43)(a)	95	89,041
5.00%, 08/15/45 (Call 02/15/45)	124	121,240
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	1,179	1,123,693
3.50%, 11/15/24 (Call 08/15/24)	122	118,494
3.75%, 09/15/25 (Call 06/15/25)	395	383,652
4.37%, 06/15/47 (Call 12/15/46)	92	73,876
4.60%, 03/15/43	127	106,239
4.90%, 09/15/45 (Call 03/15/45)	151	129,381
Cigna Group (The)
2.40%, 03/15/30 (Call 12/15/29)	217	184,732
3.20%, 03/15/40 (Call 09/15/39)	55	41,890
3.40%, 03/15/50 (Call 09/15/49)	282	200,939
3.40%, 03/15/51 (Call 09/15/50)(a)	165	117,840
3.88%, 10/15/47 (Call 04/15/47)	331	256,737
4.13%, 11/15/25 (Call 09/15/25)	328	321,233
4.38%, 10/15/28 (Call 07/15/28)	885	862,459
4.80%, 08/15/38 (Call 02/15/38)	337	316,214
4.80%, 07/15/46 (Call 01/16/46)	269	240,279
4.90%, 12/15/48 (Call 06/15/48)	693	630,027

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
5.40%, 03/15/33 (Call 12/15/32)	$50	$50,968
6.13%, 11/15/41(a)	159	170,192
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	118	111,549
3.00%, 08/15/26 (Call 06/15/26)	101	95,138
3.25%, 08/15/29 (Call 05/15/29)	39	35,322
3.63%, 04/01/27 (Call 02/01/27)	61	58,268
3.75%, 04/01/30 (Call 01/01/30)	58	53,413
3.88%, 07/20/25 (Call 04/20/25)	27	26,421
4.13%, 04/01/40 (Call 10/01/39)	28	23,307
4.25%, 04/01/50 (Call 10/01/49)	71	57,449
4.30%, 03/25/28 (Call 12/25/27)	739	719,594
4.78%, 03/25/38 (Call 09/25/37)	766	708,780
4.88%, 07/20/35 (Call 01/20/35)	245	233,000
5.00%, 01/30/29	280	280,568
5.05%, 03/25/48 (Call 09/25/47)	1,537	1,387,557
5.13%, 07/20/45 (Call 01/20/45)	663	604,112
5.25%, 01/30/31	215	215,714
5.25%, 02/21/33 (Call 11/21/32)	320	320,870
5.30%, 06/01/33	280	280,613
5.30%, 12/05/43 (Call 06/05/43)	255	239,940
5.63%, 02/21/53 (Call 08/21/52)	380	370,451
5.88%, 06/01/53	280	281,949
6.00%, 06/01/63	280	281,000
6.13%, 09/15/39	131	134,960
6.25%, 06/01/27	89	92,906
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)(a)	327	209,748
2.50%, 09/15/60 (Call 03/15/60)	100	61,299
3.10%, 05/15/27 (Call 02/15/27)	73	69,649
3.38%, 03/15/29 (Call 12/15/28)	117	111,149
3.70%, 03/01/45 (Call 09/01/44)	91	77,057
3.95%, 05/15/47 (Call 11/15/46)	150	132,138
3.95%, 03/15/49 (Call 09/15/48)	155	136,575
4.15%, 03/15/59 (Call 09/15/58)	350	305,935
5.50%, 03/15/27	20	20,923
5.55%, 03/15/37	250	271,395
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	390	381,993
3.88%, 05/15/28	73	70,989
4.20%, 03/18/43	94	83,821
5.38%, 04/15/34	54	57,067
6.38%, 05/15/38	417	478,387
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)	78	73,651
Johnson & Johnson
2.45%, 09/01/60 (Call 03/01/60)(a)	341	215,669
3.50%, 01/15/48 (Call 07/15/47)	40	33,512
3.70%, 03/01/46 (Call 09/01/45)	383	331,084
3.75%, 03/03/47 (Call 09/03/46)	317	275,305
4.38%, 12/05/33 (Call 06/05/33)	146	147,926
4.50%, 09/01/40	41	39,929
4.50%, 12/05/43 (Call 06/05/43)	132	130,592
4.85%, 05/15/41	108	108,567
4.95%, 05/15/33(a)	45	47,848
5.85%, 07/15/38	322	362,189
5.95%, 08/15/37	183	209,799
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)(a)	89	86,019
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	385	379,125
	Par
Security	(000)	Value

Pharmaceuticals (continued)
4.60%, 06/01/44 (Call 12/01/43)	$120	$108,667
5.90%, 11/01/39	216	224,845
Merck & Co. Inc.
2.45%, 06/24/50 (Call 12/24/49)	100	64,547
2.75%, 12/10/51 (Call 06/10/51)	290	197,928
2.90%, 12/10/61 (Call 06/10/61)	345	225,744
3.40%, 03/07/29 (Call 12/07/28)	24	22,874
3.60%, 09/15/42 (Call 03/15/42)	228	189,680
3.70%, 02/10/45 (Call 08/10/44)	535	450,791
3.90%, 03/07/39 (Call 09/07/38)	12	10,659
4.00%, 03/07/49 (Call 09/07/48)	267	232,824
4.05%, 05/17/28(a)	115	114,390
4.15%, 05/18/43(a)	397	358,606
4.30%, 05/17/30	240	236,909
4.50%, 05/17/33 (Call 02/17/33)	135	134,640
4.90%, 05/17/44	160	159,101
5.00%, 05/17/53 (Call 11/17/52)	135	135,903
5.15%, 05/17/63 (Call 11/17/62)	300	302,766
6.50%, 12/01/33	342	398,721
6.55%, 09/15/37	112	130,003
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	175	188,571
5.95%, 12/01/28(a)	113	122,115
Mylan Inc.
5.20%, 04/15/48 (Call 10/15/47)	129	97,251
5.40%, 11/29/43 (Call 05/29/43)	69	55,893
Novartis Capital Corp.
2.75%, 08/14/50 (Call 02/14/50)(a)	105	74,118
4.00%, 11/20/45 (Call 05/20/45)	120	106,340
4.40%, 05/06/44	146	138,055
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)(a)	535	372,125
4.00%, 03/15/49 (Call 09/15/48)(a)	273	238,122
4.13%, 12/15/46	176	155,243
4.20%, 09/15/48 (Call 03/15/48)	196	175,116
4.40%, 05/15/44(a)	50	46,754
7.20%, 03/15/39	162	201,295
Pfizer Investment Enterprises Pte Ltd.
4.75%, 05/19/33 (Call 02/19/33)	1,035	1,039,078
5.30%, 05/19/53 (Call 11/19/52)	1,115	1,147,892
5.34%, 05/19/63	600	600,504
Shire Acquisitions Investments Ireland DAC, 3.20%,
09/23/26 (Call 06/23/26)	188	177,410
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	422	291,357
3.38%, 07/09/60 (Call 01/09/60)	222	149,295
Utah Acquisition Sub Inc., 5.25%, 06/15/46 (Call 12/15/45)	215	164,782
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)	554	354,588
Zoetis Inc.
2.00%, 05/15/30 (Call 02/15/30)	25	20,863
3.00%, 09/12/27 (Call 06/12/27)	437	411,007
3.00%, 05/15/50 (Call 11/15/49)	35	24,027
3.90%, 08/20/28 (Call 05/20/28)	362	349,627
3.95%, 09/12/47 (Call 03/12/47)(a)	208	168,919
4.45%, 08/20/48 (Call 02/20/48)	54	47,310
4.50%, 11/13/25 (Call 08/13/25)	773	764,675
4.70%, 02/01/43 (Call 08/01/42)	583	533,719
5.60%, 11/16/32 (Call 08/16/32)	140	147,588
		41,495,033

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines — 3.4%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)	$575	$555,277
4.80%, 05/03/29 (Call 02/03/29)	194	187,982
5.95%, 06/01/26 (Call 03/01/26)	172	174,850
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/39 (Call 07/04/39)	70	55,433
3.70%, 11/15/29 (Call 05/18/29)	629	574,120
5.13%, 06/30/27 (Call 01/01/27)	63	62,463
5.88%, 03/31/25 (Call 10/02/24)	262	262,383
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	15	14,099
Cheniere Energy Partners LP, 3.25%, 01/31/32
(Call 01/31/27)(a)	117	95,766
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	26	25,632
DCP Midstream Operating LP
5.60%, 04/01/44 (Call 10/01/43)	25	23,138
8.13%, 08/16/30	50	55,902
Enbridge Energy Partners LP
7.38%, 10/15/45 (Call 04/15/45)	134	153,623
Series B, 7.50%, 04/15/38	147	167,423
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	35	33,436
2.50%, 08/01/33 (Call 05/01/33)	330	257,717
3.13%, 11/15/29 (Call 08/15/29)	220	196,942
3.40%, 08/01/51 (Call 02/01/51)	70	47,281
3.50%, 06/10/24 (Call 03/10/24)	102	99,795
3.70%, 07/15/27 (Call 04/15/27)	34	32,424
4.00%, 11/15/49 (Call 05/15/49)	133	100,376
4.25%, 12/01/26 (Call 09/01/26)	41	39,872
4.50%, 06/10/44 (Call 12/10/43)	94	76,714
5.50%, 12/01/46 (Call 06/01/46)	132	124,580
5.70%, 03/08/33 (Call 12/08/32)	345	350,755
Energy Transfer LP
4.15%, 09/15/29 (Call 06/15/29)	315	294,402
4.40%, 03/15/27 (Call 12/15/26)	384	370,495
4.95%, 05/15/28 (Call 02/15/28)	336	328,453
5.00%, 05/15/44 (Call 11/15/43)	1,230	1,018,415
5.00%, 05/15/50 (Call 11/15/49)	380	311,273
5.40%, 10/01/47 (Call 04/01/47)	5	4,285
6.00%, 06/15/48 (Call 12/15/47)	35	32,138
6.25%, 04/15/49 (Call 10/15/48)	280	266,680
6.63%, 10/15/36	90	92,319
7.50%, 07/01/38	80	87,446
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	110	96,777
3.70%, 01/31/51 (Call 07/31/50)	90	67,143
3.95%, 01/31/60 (Call 07/31/59)	129	96,495
4.15%, 10/16/28 (Call 07/16/28)	129	124,675
4.20%, 01/31/50 (Call 07/31/49)	179	145,079
4.25%, 02/15/48 (Call 08/15/47)	63	51,925
4.45%, 02/15/43 (Call 08/15/42)	160	137,402
4.80%, 02/01/49 (Call 08/01/48)	158	141,132
4.85%, 08/15/42 (Call 02/15/42)	161	145,283
4.85%, 03/15/44 (Call 09/15/43)	212	190,512
4.90%, 05/15/46 (Call 11/15/45)	122	109,912
4.95%, 10/15/54 (Call 04/15/54)	125	110,635
5.10%, 02/15/45 (Call 08/15/44)	287	266,233
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. LIBOR US + 2.570%)(b)	362	295,225
5.70%, 02/15/42	90	89,127
	Par
Security	(000)	Value

Pipelines (continued)
5.95%, 02/01/41	$161	$165,255
6.13%, 10/15/39	125	131,324
6.45%, 09/01/40	174	185,761
7.55%, 04/15/38	100	115,427
Series D, 6.88%, 03/01/33	8	9,000
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. LIBOR US + 3.033%)(b)	174	150,693
Series H, 6.65%, 10/15/34	14	15,297
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	44	36,302
5.00%, 08/15/42 (Call 02/15/42)	142	120,085
5.00%, 03/01/43 (Call 09/01/42)	118	100,026
5.40%, 09/01/44 (Call 03/01/44)	143	126,602
5.50%, 03/01/44 (Call 09/01/43)(a)	170	152,767
5.63%, 09/01/41	70	64,349
5.80%, 03/15/35	173	171,735
6.38%, 03/01/41	118	117,915
6.50%, 02/01/37	178	183,470
6.50%, 09/01/39	118	120,788
6.55%, 09/15/40	110	111,176
6.95%, 01/15/38	271	292,756
7.30%, 08/15/33(a)	151	165,327
7.40%, 03/15/31	54	59,042
7.50%, 11/15/40	59	65,521
7.75%, 03/15/32	161	179,647
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	140	87,748
3.60%, 02/15/51 (Call 08/15/50)	62	41,683
4.30%, 06/01/25 (Call 03/01/25)	274	268,802
4.30%, 03/01/28 (Call 12/01/27)	274	264,988
5.05%, 02/15/46 (Call 08/15/45)	210	177,114
5.20%, 03/01/48 (Call 09/01/47)	125	107,466
5.30%, 12/01/34 (Call 06/01/34)	291	279,479
5.45%, 08/01/52 (Call 02/01/52)(a)	20	17,756
5.55%, 06/01/45 (Call 12/01/44)	397	360,325
7.75%, 01/15/32	288	326,137
7.80%, 08/01/31	153	171,932
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	145	101,993
4.20%, 10/03/47 (Call 04/03/47)	99	72,104
4.25%, 09/15/46 (Call 03/15/46)	12	8,706
4.85%, 02/01/49 (Call 08/01/48)	83	66,620
5.15%, 10/15/43 (Call 04/15/43)	43	36,159
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	204	193,816
4.13%, 03/01/27 (Call 12/01/26)	506	490,263
4.25%, 12/01/27 (Call 09/01/27)	121	116,404
4.50%, 04/15/38 (Call 10/15/37)	184	158,674
4.70%, 04/15/48 (Call 10/15/47)	318	255,030
4.80%, 02/15/29 (Call 11/15/28)	192	187,183
4.90%, 04/15/58 (Call 10/15/57)	207	165,350
4.95%, 03/14/52 (Call 09/14/51)	100	82,525
5.20%, 03/01/47 (Call 09/01/46)	327	281,632
5.50%, 02/15/49 (Call 08/15/48)	351	312,639
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	43	41,302
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)(a)	404	374,605
2.75%, 09/01/24 (Call 08/01/24)	984	948,852
3.10%, 03/15/30 (Call 12/15/29)	248	214,049
3.40%, 09/01/29 (Call 06/01/29)	262	231,527

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
4.00%, 07/13/27 (Call 04/13/27)(a)	$274	$258,568
4.35%, 03/15/29 (Call 12/15/28)	380	355,262
4.45%, 09/01/49 (Call 03/01/49)	118	87,914
4.50%, 03/15/50 (Call 09/15/49)	102	77,122
4.55%, 07/15/28 (Call 04/15/28)	328	315,723
4.90%, 03/15/25 (Call 12/15/24)	2,637	2,602,534
4.95%, 07/13/47 (Call 01/06/47)	80	65,002
5.85%, 01/15/26 (Call 12/15/25)	447	451,854
6.10%, 11/15/32 (Call 08/15/32)	425	431,179
6.35%, 01/15/31 (Call 10/15/30)	115	118,424
7.15%, 01/15/51 (Call 07/15/50)	89	92,054
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	186	179,047
6.20%, 09/15/43 (Call 03/15/43)	156	152,662
6.65%, 10/01/36	242	245,940
6.85%, 10/15/37	203	209,187
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	194	171,900
4.70%, 06/15/44 (Call 12/15/43)	71	54,637
4.90%, 02/15/45 (Call 08/15/44)	99	78,377
5.15%, 06/01/42 (Call 12/01/41)	69	56,532
6.65%, 01/15/37	211	212,139
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	379	361,221
4.50%, 05/15/30 (Call 11/15/29)	222	210,003
5.00%, 03/15/27 (Call 09/15/26)	709	700,719
5.63%, 03/01/25 (Call 12/01/24)	284	283,963
5.88%, 06/30/26 (Call 12/31/25)	522	529,532
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	273	258,277
3.50%, 03/15/25 (Call 12/15/24)	63	60,755
4.50%, 03/15/45 (Call 09/15/44)	241	195,306
5.95%, 09/25/43 (Call 03/25/43)	181	178,397
Targa Resources Corp.
4.95%, 04/15/52 (Call 10/15/51)	160	127,213
6.25%, 07/01/52 (Call 01/01/52)	10	9,454
6.50%, 02/15/53 (Call 08/15/52)	80	78,387
6.88%, 01/15/29 (Call 01/15/24)	345	349,802
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	256	246,369
4.38%, 03/13/25 (Call 12/13/24)	89	87,010
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	222	234,623
7.00%, 10/15/28	171	182,994
7.63%, 04/01/37(a)	5	5,649
Texas Eastern Transmission LP, 7.00%, 07/15/32	558	621,545
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	78	72,442
4.25%, 05/15/28 (Call 02/15/28)	87	83,506
4.63%, 03/01/34 (Call 12/01/33)	311	286,913
4.75%, 05/15/38 (Call 11/15/37)	81	72,966
4.88%, 05/15/48 (Call 11/15/47)	106	92,795
5.10%, 03/15/49 (Call 09/15/48)	193	175,464
5.60%, 03/31/34	87	87,339
5.85%, 03/15/36	128	128,076
6.10%, 06/01/40	111	112,119
6.20%, 10/15/37	215	222,714
7.25%, 08/15/38	138	154,109
7.63%, 01/15/39	226	257,918
	Par
Security	(000)	Value

Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	$158	$121,137
4.00%, 03/15/28 (Call 12/15/27)	103	97,864
4.45%, 08/01/42 (Call 02/01/42)	100	85,164
4.60%, 03/15/48 (Call 09/15/47)	148	124,039
5.40%, 08/15/41 (Call 02/15/41)	123	117,765
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)	147	143,643
Western Midstream Operating LP
4.30%, 02/01/30 (Call 11/01/29)	260	231,910
5.30%, 03/01/48 (Call 09/01/47)	10	8,167
5.45%, 04/01/44 (Call 10/01/43)	20	16,778
5.50%, 08/15/48 (Call 02/15/48)	10	8,217
5.50%, 02/01/50 (Call 08/01/49)	260	208,720
6.15%, 04/01/33 (Call 01/01/33)	400	399,056
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	48	45,756
4.85%, 03/01/48 (Call 09/01/47)	148	126,074
4.90%, 01/15/45 (Call 07/15/44)	102	87,562
5.10%, 09/15/45 (Call 03/15/45)	275	243,490
5.40%, 03/04/44 (Call 09/04/43)	172	157,664
5.75%, 06/24/44 (Call 12/24/43)	107	102,380
5.80%, 11/15/43 (Call 05/15/43)	107	102,759
6.30%, 04/15/40	268	277,509
8.75%, 03/15/32(a)	86	102,306
		33,416,169
Real Estate — 0.4%
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)(a)	336	328,027
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	443	358,196
4.88%, 03/01/26 (Call 12/01/25)	3,287	3,227,308
		3,913,531
Real Estate Investment Trusts — 3.3%
Agree LP, 4.80%, 10/01/32 (Call 07/01/32)	5	4,676
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (Call 11/01/32)	415	305,033
2.00%, 05/18/32 (Call 02/18/32)	20	15,192
2.75%, 12/15/29 (Call 09/15/29)	13	11,086
2.95%, 03/15/34 (Call 12/15/33)	95	75,531
3.00%, 05/18/51 (Call 11/18/50)	225	135,155
3.38%, 08/15/31 (Call 05/15/31)	10	8,639
3.55%, 03/15/52 (Call 09/15/51)	150	100,944
3.95%, 01/15/27 (Call 10/15/26)	61	58,420
3.95%, 01/15/28 (Call 10/15/27)	43	40,440
4.00%, 02/01/50 (Call 08/01/49)	239	175,345
4.30%, 01/15/26 (Call 10/15/25)	120	116,524
4.50%, 07/30/29 (Call 04/30/29)(a)	53	50,432
4.70%, 07/01/30 (Call 04/01/30)	43	41,000
4.85%, 04/15/49 (Call 10/15/48)	100	82,524
4.90%, 12/15/30 (Call 09/15/30)(a)	64	61,973
American Homes 4 Rent LP
3.38%, 07/15/51 (Call 01/15/51)	25	16,006
3.63%, 04/15/32 (Call 01/15/32)	190	164,264
4.25%, 02/15/28 (Call 11/15/27)	60	56,431
4.30%, 04/15/52 (Call 10/15/51)	22	16,568
4.90%, 02/15/29 (Call 11/15/28)	31	29,791
American Tower Corp.
1.88%, 10/15/30 (Call 07/15/30)	165	130,736
2.10%, 06/15/30 (Call 03/15/30)	180	146,295

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
2.30%, 09/15/31 (Call 06/15/31)	$185	$147,678
2.40%, 03/15/25 (Call 02/15/25)	36	34,146
2.70%, 04/15/31 (Call 01/15/31)	225	187,252
2.75%, 01/15/27 (Call 11/15/26)	47	43,184
2.90%, 01/15/30 (Call 10/15/29)	261	226,501
2.95%, 01/15/25 (Call 12/15/24)	33	31,697
2.95%, 01/15/51 (Call 07/15/50)	105	64,874
3.10%, 06/15/50 (Call 12/15/49)	290	185,388
3.13%, 01/15/27 (Call 10/15/26)	378	351,536
3.38%, 10/15/26 (Call 07/15/26)	359	338,268
3.55%, 07/15/27 (Call 04/15/27)	385	360,206
3.60%, 01/15/28 (Call 10/15/27)	280	261,153
3.70%, 10/15/49 (Call 04/15/49)	259	181,867
3.80%, 08/15/29 (Call 05/15/29)	302	278,444
3.95%, 03/15/29 (Call 12/15/28)	67	62,462
4.00%, 06/01/25 (Call 03/01/25)	270	262,715
4.40%, 02/15/26 (Call 11/15/25)	229	223,751
5.25%, 07/15/28 (Call 06/15/28)	130	129,912
5.55%, 07/15/33 (Call 04/15/33)	140	140,763
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	22	18,586
3.20%, 01/15/28 (Call 10/15/27)	13	12,051
3.30%, 06/01/29 (Call 03/01/29)	7	6,371
3.90%, 10/15/46 (Call 04/15/46)	121	92,273
4.15%, 07/01/47 (Call 01/01/47)	35	28,356
4.35%, 04/15/48 (Call 10/18/47)	25	20,912
5.00%, 02/15/33 (Call 11/15/32)(a)	490	491,818
Boston Properties LP
2.45%, 10/01/33 (Call 07/01/33)(a)	220	153,751
2.55%, 04/01/32 (Call 01/01/32)	165	121,320
2.75%, 10/01/26 (Call 07/01/26)	512	450,017
2.90%, 03/15/30 (Call 12/15/29)	76	60,370
3.20%, 01/15/25 (Call 10/15/24)(a)	97	91,810
3.25%, 01/30/31 (Call 10/30/30)	306	244,883
3.40%, 06/21/29 (Call 03/21/29)	114	94,448
3.65%, 02/01/26 (Call 11/03/25)	498	460,386
4.50%, 12/01/28 (Call 09/01/28)	208	186,324
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	411	302,582
4.55%, 10/01/29 (Call 07/01/29)	92	62,613
Brixmor Operating Partnership LP
2.50%, 08/16/31 (Call 05/16/31)	35	27,307
3.85%, 02/01/25 (Call 11/01/24)	148	142,225
3.90%, 03/15/27 (Call 12/15/26)	86	79,770
4.05%, 07/01/30 (Call 04/01/30)	55	49,645
4.13%, 06/15/26 (Call 03/15/26)	149	140,053
4.13%, 05/15/29 (Call 02/15/29)	88	79,664
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	14	12,121
3.15%, 07/01/29 (Call 04/01/29)	37	32,945
3.35%, 11/01/49 (Call 05/01/49)(a)	19	13,619
4.10%, 10/15/28 (Call 07/15/28)	31	29,736
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	320	245,146
2.25%, 03/15/26 (Call 02/15/26)	995	883,550
2.75%, 04/15/31 (Call 01/15/31)	132	98,316
2.90%, 12/01/33 (Call 09/01/33)	95	65,563
Crown Castle Inc.
3.25%, 01/15/51 (Call 07/15/50)	299	198,668
4.75%, 05/15/47 (Call 11/15/46)	153	130,249
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
5.10%, 05/01/33	$140	$137,862
Crown Castle International Corp.
2.10%, 04/01/31 (Call 01/01/31)	292	235,060
2.25%, 01/15/31 (Call 10/15/30)	145	118,667
2.50%, 07/15/31 (Call 04/15/31)(a)	162	133,765
3.10%, 11/15/29 (Call 08/15/29)	140	123,739
3.30%, 07/01/30 (Call 04/01/30)	210	185,485
3.65%, 09/01/27 (Call 06/01/27)	52	48,967
3.70%, 06/15/26 (Call 03/15/26)	47	45,039
3.80%, 02/15/28 (Call 11/15/27)	42	39,519
4.00%, 03/01/27 (Call 12/01/26)	43	41,363
4.00%, 11/15/49 (Call 05/15/49)	122	92,022
4.15%, 07/01/50 (Call 01/01/50)	190	147,641
4.30%, 02/15/29 (Call 11/15/28)(a)	149	142,204
4.45%, 02/15/26 (Call 11/15/25)	162	159,060
5.20%, 02/15/49 (Call 08/15/48)(a)	129	117,507
CubeSmart LP
2.50%, 02/15/32 (Call 11/15/31)(a)	100	79,596
3.00%, 02/15/30 (Call 11/15/29)(a)	20	17,210
4.38%, 02/15/29 (Call 11/15/28)	15	14,266
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)(a)	145	126,224
3.70%, 08/15/27 (Call 05/15/27)	7	6,396
4.45%, 07/15/28 (Call 04/15/28)	75	69,769
EPR Properties, 3.60%, 11/15/31 (Call 08/15/31)	50	38,220
Equinix Inc.
1.80%, 07/15/27 (Call 05/15/27)	166	143,917
2.15%, 07/15/30 (Call 04/15/30)	447	361,838
2.50%, 05/15/31 (Call 02/15/31)	255	207,697
2.63%, 11/18/24 (Call 10/18/24)	142	135,927
2.90%, 11/18/26 (Call 09/18/26)	174	160,463
2.95%, 09/15/51 (Call 03/15/51)	184	114,691
3.00%, 07/15/50 (Call 01/15/50)	174	110,393
3.20%, 11/18/29 (Call 08/18/29)	600	526,950
3.40%, 02/15/52 (Call 08/15/51)	125	85,896
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	135	115,580
2.85%, 11/01/26 (Call 08/01/26)	80	74,041
3.00%, 07/01/29 (Call 04/01/29)	64	57,089
3.25%, 08/01/27 (Call 05/01/27)	53	49,333
3.50%, 03/01/28 (Call 12/01/27)	57	53,074
4.00%, 08/01/47 (Call 02/01/47)	27	20,974
4.15%, 12/01/28 (Call 09/01/28)(a)	28	27,008
4.50%, 07/01/44 (Call 01/01/44)	104	90,170
4.50%, 06/01/45 (Call 12/01/44)	35	29,278
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)(a)	220	177,212
2.65%, 09/01/50 (Call 03/01/50)	20	11,223
3.00%, 01/15/30 (Call 10/15/29)	10	8,606
4.00%, 03/01/29 (Call 12/01/28)	20	18,725
4.50%, 03/15/48 (Call 09/15/47)	22	17,723
Extra Space Storage LP, 2.35%, 03/15/32 (Call 12/15/31)	100	78,381
Federal Realty Investment Trust
3.20%, 06/15/29 (Call 03/15/29)	56	49,281
3.25%, 07/15/27 (Call 04/15/27)(a)	95	86,923
3.50%, 06/01/30 (Call 03/01/30)(a)	150	131,161
4.50%, 12/01/44 (Call 06/01/44)	128	100,893
Federal Realty OP LP, 5.38%, 05/01/28	450	442,773
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	65	52,669

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
4.00%, 01/15/30 (Call 10/15/29)	$128	$111,640
4.00%, 01/15/31 (Call 10/15/30)	32	27,500
5.30%, 01/15/29 (Call 10/15/28)(a)	191	182,575
5.75%, 06/01/28 (Call 03/03/28)	168	162,404
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30
(Call 11/15/29)	10	8,577
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	233	203,246
3.25%, 07/15/26 (Call 05/15/26)	175	164,176
3.40%, 02/01/25 (Call 11/01/24)(a)	134	129,535
3.50%, 07/15/29 (Call 04/15/29)	224	203,589
4.00%, 06/01/25 (Call 03/01/25)	108	105,207
6.75%, 02/01/41 (Call 08/01/40)	141	146,974
Highwoods Realty LP
3.05%, 02/15/30 (Call 11/15/29)	72	55,567
4.20%, 04/15/29 (Call 01/15/29)	72	60,513
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	152	146,919
Series F, 4.50%, 02/01/26 (Call 11/01/25)	431	419,863
Series H, 3.38%, 12/15/29 (Call 09/15/29)	112	95,243
Series I, 3.50%, 09/15/30 (Call 06/15/30)	215	182,010
Series J, 2.90%, 12/15/31 (Call 09/15/31)	100	78,483
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	116	74,335
3.95%, 11/01/27 (Call 08/01/27)	119	87,190
4.65%, 04/01/29 (Call 01/01/29)	17	12,140
5.95%, 02/15/28 (Call 01/15/28)(a)	40	31,505
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	5	3,809
4.15%, 04/15/32 (Call 01/15/32)(a)	100	89,843
Kilroy Realty LP
2.50%, 11/15/32 (Call 08/15/32)	290	192,235
3.05%, 02/15/30 (Call 11/15/29)(a)	95	72,431
3.45%, 12/15/24 (Call 09/15/24)	41	39,085
4.25%, 08/15/29 (Call 05/15/29)	252	213,852
4.38%, 10/01/25 (Call 07/01/25)	208	193,103
4.75%, 12/15/28 (Call 09/15/28)	97	85,212
Kimco Realty Corp.
2.80%, 10/01/26 (Call 07/01/26)	26	23,858
3.30%, 02/01/25 (Call 12/01/24)	299	287,686
3.70%, 10/01/49 (Call 04/01/49)	88	61,265
3.80%, 04/01/27 (Call 01/01/27)	6	5,660
4.13%, 12/01/46 (Call 06/01/46)	120	88,339
4.25%, 04/01/45 (Call 10/01/44)	120	90,737
4.45%, 09/01/47 (Call 03/01/47)	43	33,586
4.60%, 02/01/33 (Call 11/01/32)	270	250,031
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	65	59,355
Kite Realty Group Trust, 4.75%, 09/15/30 (Call 06/15/30)	25	22,588
Life Storage LP
2.40%, 10/15/31 (Call 07/15/31)	100	79,595
3.88%, 12/15/27 (Call 09/15/27)	9	8,459
4.00%, 06/15/29 (Call 03/15/29)	9	8,323
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	200	158,600
2.75%, 03/15/30 (Call 12/15/29)	30	26,134
3.95%, 03/15/29 (Call 12/15/28)	20	19,149
NNN REIT Inc.
2.50%, 04/15/30 (Call 01/15/30)	7	5,835
3.00%, 04/15/52 (Call 10/15/51)	15	9,001
3.10%, 04/15/50 (Call 10/15/49)	98	60,209
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.50%, 04/15/51 (Call 10/15/50)	$55	$36,548
4.30%, 10/15/28 (Call 07/15/28)	2	1,872
4.80%, 10/15/48 (Call 04/15/48)	31	25,418
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	140	103,662
3.38%, 02/01/31 (Call 11/01/30)	107	84,484
3.63%, 10/01/29 (Call 07/01/29)	190	155,958
Physicians Realty LP
2.63%, 11/01/31 (Call 08/01/31)(a)	10	7,805
3.95%, 01/15/28 (Call 10/15/27)	24	22,080
4.30%, 03/15/27 (Call 12/15/26)	112	106,142
Piedmont Operating Partnership LP
2.75%, 04/01/32 (Call 01/01/32)	5	3,394
3.15%, 08/15/30 (Call 05/15/30)(a)	42	30,962
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	73	66,575
2.13%, 10/15/50 (Call 04/15/50)	105	58,678
2.25%, 04/15/30 (Call 01/15/30)	73	62,030
3.00%, 04/15/50 (Call 10/15/49)	253	168,840
3.25%, 10/01/26 (Call 07/01/26)	27	25,866
3.88%, 09/15/28 (Call 06/15/28)	116	111,076
4.38%, 02/01/29 (Call 11/01/28)	81	78,588
4.38%, 09/15/48 (Call 03/15/48)	55	46,608
4.75%, 06/15/33 (Call 03/15/33)	600	586,656
5.25%, 06/15/53 (Call 12/15/52)	55	53,597
Public Storage, 2.25%, 11/09/31 (Call 08/09/31)	200	164,422
Realty Income Corp.
1.80%, 03/15/33 (Call 12/15/32)	100	73,382
2.85%, 12/15/32 (Call 09/15/32)	300	246,375
3.25%, 06/15/29 (Call 03/15/29)(a)	11	9,973
3.65%, 01/15/28 (Call 10/15/27)	87	81,949
4.65%, 03/15/47 (Call 09/15/46)	58	51,349
4.90%, 07/15/33 (Call 04/15/33)	200	192,150
5.63%, 10/13/32 (Call 07/13/32)(a)	300	305,835
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	99	86,279
3.60%, 02/01/27 (Call 11/01/26)	93	88,181
4.13%, 03/15/28 (Call 12/15/27)	40	37,628
4.40%, 02/01/47 (Call 08/01/46)	112	89,907
4.65%, 03/15/49 (Call 09/15/48)	111	92,048
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	96	70,864
3.90%, 10/15/29 (Call 07/15/29)	67	55,156
5.13%, 08/15/26 (Call 05/15/26)	289	273,865
Simon Property Group LP
2.25%, 01/15/32 (Call 10/15/31)	600	470,814
2.45%, 09/13/29 (Call 06/13/29)	155	132,302
2.65%, 02/01/32 (Call 12/01/31)(a)	30	24,399
3.25%, 09/13/49 (Call 03/13/49)	317	209,179
3.80%, 07/15/50 (Call 01/15/50)	111	81,634
4.25%, 10/01/44 (Call 04/01/44)	70	55,924
4.25%, 11/30/46 (Call 05/30/46)	136	107,825
4.75%, 03/15/42 (Call 09/15/41)	85	73,088
5.50%, 03/08/33 (Call 12/08/32)(a)	235	234,281
6.75%, 02/01/40 (Call 11/01/39)	111	120,548
SITE Centers Corp.
4.25%, 02/01/26 (Call 11/01/25)	5	4,706
4.70%, 06/01/27 (Call 03/01/27)	50	46,106

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
Spirit Realty LP
3.40%, 01/15/30 (Call 10/15/29)	$38	$32,300
4.00%, 07/15/29 (Call 04/15/29)	29	25,917
STORE Capital Corp.
4.50%, 03/15/28 (Call 12/15/27)	30	25,895
4.63%, 03/15/29 (Call 12/15/28)	18	15,495
Sun Communities Operating LP
4.20%, 04/15/32 (Call 01/15/32)	5	4,369
5.70%, 01/15/33 (Call 10/15/32)	105	102,265
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	14	12,437
3.88%, 07/15/27 (Call 04/15/27)	15	13,578
UDR Inc.
1.90%, 03/15/33 (Call 12/15/32)	200	147,378
2.10%, 06/15/33 (Call 03/15/33)	30	22,074
3.00%, 08/15/31 (Call 05/15/31)(a)	19	16,130
3.20%, 01/15/30 (Call 10/15/29)	41	36,080
4.40%, 01/26/29 (Call 10/26/28)	26	24,771
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	58	45,941
2.65%, 01/15/25 (Call 12/15/24)	55	51,854
3.00%, 01/15/30 (Call 10/15/29)	157	134,758
3.25%, 10/15/26 (Call 07/15/26)	54	49,872
3.50%, 02/01/25 (Call 11/01/24)	154	148,028
3.85%, 04/01/27 (Call 01/01/27)	43	40,556
4.00%, 03/01/28 (Call 12/01/27)	101	94,280
4.13%, 01/15/26 (Call 10/15/25)	90	86,371
4.38%, 02/01/45 (Call 08/01/44)	96	75,627
4.40%, 01/15/29 (Call 10/15/28)(a)	276	260,022
4.75%, 11/15/30 (Call 08/15/30)(a)	255	242,232
4.88%, 04/15/49 (Call 10/15/48)	80	66,905
5.70%, 09/30/43 (Call 03/30/43)	116	108,731
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	162	154,185
4.95%, 02/15/30 (Call 12/15/29)	209	195,147
5.13%, 05/15/32 (Call 02/15/32)	379	353,580
5.63%, 05/15/52 (Call 11/15/51)	162	142,814
Welltower Inc.
2.75%, 01/15/32 (Call 10/15/31)	415	335,606
4.00%, 06/01/25 (Call 03/01/25)	158	153,202
6.50%, 03/15/41 (Call 09/15/40)	202	205,091
Welltower OP LLC
2.05%, 01/15/29 (Call 11/15/28)	85	70,920
2.70%, 02/15/27 (Call 12/15/26)	87	79,220
2.75%, 01/15/31 (Call 10/15/30)	85	69,992
2.80%, 06/01/31 (Call 03/01/31)	250	206,570
3.10%, 01/15/30 (Call 10/15/29)	215	186,603
4.13%, 03/15/29 (Call 12/15/28)	215	200,096
4.25%, 04/01/26 (Call 01/01/26)	49	47,781
4.25%, 04/15/28 (Call 01/15/28)	119	113,195
4.95%, 09/01/48 (Call 03/01/48)	140	123,899
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	151	140,504
4.00%, 04/15/30 (Call 01/15/30)	125	115,596
4.75%, 05/15/26	180	178,744
6.95%, 10/01/27	209	223,099
7.38%, 03/15/32	710	796,364
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
WP Carey Inc.
2.25%, 04/01/33 (Call 01/01/33)(a)	$115	$86,072
3.85%, 07/15/29 (Call 04/15/29)	77	69,843
		32,467,888
Retail — 2.4%
Advance Auto Parts Inc.
3.50%, 03/15/32 (Call 12/15/31)(a)	55	46,646
3.90%, 04/15/30 (Call 01/15/30)(a)	150	134,403
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	166	152,773
3.85%, 03/01/32 (Call 12/01/31)(a)	30	25,341
4.50%, 10/01/25 (Call 07/01/25)	32	31,120
4.75%, 06/01/30 (Call 03/01/30)	191	177,976
AutoZone Inc.
3.75%, 04/18/29 (Call 01/18/29)	74	68,693
4.00%, 04/15/30 (Call 01/15/30)	4	3,730
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)(a)	2,110	1,697,411
4.45%, 10/01/28 (Call 07/01/28)	2,209	2,157,044
Costco Wholesale Corp.
1.60%, 04/20/30 (Call 01/20/30)	73	61,177
1.75%, 04/20/32 (Call 01/20/32)	51	41,375
Darden Restaurants Inc., 4.55%, 02/15/48 (Call 08/15/47)	61	50,470
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	55	49,823
4.13%, 05/01/28 (Call 02/01/28)(a)	44	42,552
4.13%, 04/03/50 (Call 10/03/49)	77	60,451
Dollar Tree Inc.
3.38%, 12/01/51 (Call 06/01/51)	90	60,705
4.20%, 05/15/28 (Call 02/15/28)	53	50,966
Home Depot Inc. (The)
1.88%, 09/15/31 (Call 06/15/31)(a)	155	126,533
2.13%, 09/15/26 (Call 06/15/26)	79	73,501
2.38%, 03/15/51 (Call 09/15/50)	90	54,791
2.50%, 04/15/27 (Call 02/15/27)	125	117,050
2.70%, 04/15/30 (Call 01/15/30)	312	278,853
2.75%, 09/15/51 (Call 03/15/51)	90	59,334
2.80%, 09/14/27 (Call 06/14/27)	440	413,305
2.95%, 06/15/29 (Call 03/15/29)	1,172	1,078,310
3.00%, 04/01/26 (Call 01/01/26)(a)	270	260,615
3.13%, 12/15/49 (Call 06/15/49)	167	119,295
3.25%, 04/15/32 (Call 01/15/32)	360	325,289
3.30%, 04/15/40 (Call 10/15/39)	111	88,986
3.35%, 09/15/25 (Call 06/15/25)	303	294,764
3.35%, 04/15/50 (Call 10/15/49)	232	173,260
3.50%, 09/15/56 (Call 03/15/56)	274	206,810
3.63%, 04/15/52 (Call 10/15/51)	200	155,626
3.90%, 12/06/28 (Call 09/06/28)	453	442,930
3.90%, 06/15/47 (Call 12/15/46)	186	155,671
4.20%, 04/01/43 (Call 10/01/42)	190	167,069
4.25%, 04/01/46 (Call 10/01/45)	423	371,064
4.40%, 03/15/45 (Call 09/15/44)(a)	318	285,424
4.50%, 09/15/32 (Call 06/15/32)(a)	410	407,347
4.50%, 12/06/48 (Call 06/06/48)	291	266,122
4.88%, 02/15/44 (Call 08/15/43)	262	251,853
4.95%, 09/15/52 (Call 03/15/52)	20	19,394
5.40%, 09/15/40 (Call 03/15/40)	137	140,136
5.88%, 12/16/36	731	802,199
5.95%, 04/01/41 (Call 10/01/40)	155	169,302

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
Lowe’s Companies Inc.
1.70%, 10/15/30 (Call 07/15/30)	$25	$19,998
2.50%, 04/15/26 (Call 01/15/26)	78	73,457
2.63%, 04/01/31 (Call 01/01/31)(a)	327	275,955
3.00%, 10/15/50 (Call 04/15/50)	265	170,252
3.10%, 05/03/27 (Call 02/03/27)	147	138,471
3.13%, 09/15/24 (Call 06/15/24)	266	258,895
3.38%, 09/15/25 (Call 06/15/25)	87	83,927
3.65%, 04/05/29 (Call 01/05/29)	100	93,865
3.70%, 04/15/46 (Call 10/15/45)	327	246,303
3.75%, 04/01/32 (Call 01/01/32)(a)	365	331,146
4.00%, 04/15/25 (Call 03/15/25)	35	34,345
4.05%, 05/03/47 (Call 11/03/46)	312	245,544
4.25%, 04/01/52 (Call 10/01/51)	165	131,789
4.38%, 09/15/45 (Call 03/15/45)	200	165,608
4.45%, 04/01/62 (Call 10/01/61)	330	259,215
4.50%, 04/15/30 (Call 01/15/30)	272	265,798
4.55%, 04/05/49 (Call 10/05/48)	102	84,785
4.65%, 04/15/42 (Call 10/15/41)	266	233,700
5.00%, 04/15/33 (Call 01/15/33)(a)	310	306,289
5.00%, 04/15/40 (Call 10/15/39)(a)	74	68,118
5.13%, 04/15/50 (Call 10/15/49)	180	166,426
5.50%, 10/15/35(a)	318	321,460
5.63%, 04/15/53 (Call 10/15/52)	45	43,871
5.80%, 09/15/62 (Call 03/15/62)	170	164,295
5.85%, 04/01/63 (Call 10/01/62)	100	97,237
6.50%, 03/15/29	57	61,205
McDonald’s Corp.
2.13%, 03/01/30 (Call 12/01/29)	68	58,196
2.63%, 09/01/29 (Call 06/01/29)	11	9,844
3.50%, 07/01/27 (Call 05/01/27)	93	89,318
3.60%, 07/01/30 (Call 04/01/30)	34	31,779
3.63%, 09/01/49 (Call 03/01/49)	315	242,077
3.70%, 02/15/42	24	19,319
3.80%, 04/01/28 (Call 01/01/28)	24	23,236
4.20%, 04/01/50 (Call 10/01/49)	112	94,816
4.45%, 03/01/47 (Call 09/01/46)	173	152,692
4.45%, 09/01/48 (Call 03/01/48)	65	57,426
4.60%, 05/26/45 (Call 11/26/44)	134	119,961
4.70%, 12/09/35 (Call 06/09/35)	72	70,159
4.88%, 07/15/40	118	112,944
4.88%, 12/09/45 (Call 06/09/45)	439	413,441
5.70%, 02/01/39	117	120,812
6.30%, 10/15/37	192	213,377
6.30%, 03/01/38	177	196,426
O’Reilly Automotive Inc.
3.90%, 06/01/29 (Call 03/01/29)	72	68,395
4.20%, 04/01/30 (Call 01/01/30)	44	41,789
Starbucks Corp.
2.25%, 03/12/30 (Call 12/12/29)	16	13,652
3.35%, 03/12/50 (Call 09/12/49)	172	124,248
3.50%, 03/01/28 (Call 12/01/27)(a)	84	79,845
3.50%, 11/15/50 (Call 05/15/50)	294	219,909
3.55%, 08/15/29 (Call 05/15/29)(a)	42	39,553
3.75%, 12/01/47 (Call 06/01/47)	113	88,195
4.00%, 11/15/28 (Call 08/15/28)(a)	35	33,944
4.30%, 06/15/45 (Call 12/15/44)(a)	87	75,171
4.45%, 08/15/49 (Call 02/15/49)	178	155,510
4.50%, 11/15/48 (Call 05/15/48)(a)	227	199,510
	Par
Security	(000)	Value

Retail (continued)
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)(a)	$528	$504,441
2.35%, 02/15/30 (Call 11/15/29)	86	75,093
2.50%, 04/15/26	285	271,693
2.65%, 09/15/30 (Call 06/15/30)	160	140,490
3.38%, 04/15/29 (Call 01/15/29)	112	106,456
3.50%, 07/01/24	305	300,190
3.63%, 04/15/46(a)	381	307,539
3.90%, 11/15/47 (Call 05/15/47)(a)	126	105,559
4.00%, 07/01/42	205	182,565
4.50%, 09/15/32 (Call 06/15/32)(a)	150	148,005
6.35%, 11/01/32(a)	335	373,676
6.50%, 10/15/37	180	206,554
7.00%, 01/15/38	135	161,914
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	166	154,559
3.88%, 04/15/30 (Call 01/15/30)	102	97,805
4.50%, 04/15/50 (Call 10/15/49)	214	196,553
Tractor Supply Co.
1.75%, 11/01/30 (Call 08/01/30)	456	359,702
5.25%, 05/15/33 (Call 02/15/33)	150	149,178
Walgreens Boots Alliance Inc.
4.10%, 04/15/50 (Call 10/15/49)	206	149,725
4.80%, 11/18/44 (Call 05/18/44)	255	212,349
		23,929,033
Semiconductors — 2.8%
Analog Devices Inc., 5.30%, 12/15/45 (Call 06/15/45)(a)	12	11,986
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	130	108,519
2.75%, 06/01/50 (Call 12/01/49)(a)	142	98,899
3.30%, 04/01/27 (Call 01/01/27)	302	290,820
3.90%, 10/01/25 (Call 07/01/25)	278	273,277
4.35%, 04/01/47 (Call 10/01/46)	271	249,805
5.10%, 10/01/35 (Call 04/01/35)	211	215,971
5.85%, 06/15/41	227	245,920
Broadcom Inc.
2.60%, 02/15/33 (Call 11/15/32)(d)	75	58,276
3.14%, 11/15/35 (Call 08/15/35)(d)	367	279,672
3.19%, 11/15/36 (Call 08/15/36)(d)	179	134,030
3.42%, 04/15/33 (Call 01/15/33)(d)	461	382,570
3.47%, 04/15/34 (Call 01/15/34)(d)	452	368,434
3.50%, 02/15/41 (Call 08/15/40)(d)	480	354,240
3.75%, 02/15/51 (Call 08/15/50)(d)	682	492,452
4.15%, 11/15/30 (Call 08/15/30)	128	117,733
4.15%, 04/15/32 (Call 01/15/32)(d)	40	35,985
4.30%, 11/15/32 (Call 08/15/32)	215	195,463
4.93%, 05/15/37 (Call 02/15/37)(a)(d)	700	627,697
5.00%, 04/15/30 (Call 01/15/30)(a)	147	144,492
Intel Corp.
2.45%, 11/15/29 (Call 08/15/29)	84	72,882
2.60%, 05/19/26 (Call 02/19/26)(a)	371	351,396
2.70%, 06/17/24 (Call 04/17/24)(a)	10	9,765
3.05%, 08/12/51 (Call 02/12/51)	145	95,190
3.10%, 02/15/60 (Call 08/15/59)(a)	97	59,731
3.15%, 05/11/27 (Call 02/11/27)	448	424,959
3.20%, 08/12/61 (Call 02/12/61)	93	59,056
3.25%, 11/15/49 (Call 05/15/49)	368	251,256
3.40%, 03/25/25 (Call 02/25/25)	517	505,290
3.70%, 07/29/25 (Call 04/29/25)	778	761,397
3.73%, 12/08/47 (Call 06/08/47)	278	212,203

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
3.75%, 03/25/27 (Call 01/25/27)	$67	$65,084
3.90%, 03/25/30 (Call 12/25/29)	5	4,730
4.00%, 12/15/32(a)	385	360,807
4.10%, 05/19/46 (Call 11/19/45)	61	49,849
4.10%, 05/11/47 (Call 11/11/46)	180	146,630
4.15%, 08/05/32 (Call 05/05/32)(a)	95	90,184
4.25%, 12/15/42(a)	92	78,355
4.60%, 03/25/40 (Call 09/25/39)	51	46,852
4.75%, 03/25/50 (Call 09/25/49)	444	390,800
4.80%, 10/01/41	100	91,905
4.88%, 02/10/26	125	125,698
4.90%, 07/29/45 (Call 01/29/45)	390	374,813
4.90%, 08/05/52 (Call 02/05/52)	275	247,352
4.95%, 03/25/60 (Call 09/25/59)	299	266,310
5.05%, 08/05/62 (Call 02/05/62)	107	95,093
5.20%, 02/10/33 (Call 11/10/32)	770	774,420
5.70%, 02/10/53 (Call 08/10/52)	310	306,729
5.90%, 02/10/63 (Call 08/10/62)	190	189,212
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	43	31,901
4.95%, 07/15/52 (Call 01/15/52)(a)	20	19,307
5.00%, 03/15/49 (Call 09/15/48)	10	9,514
5.25%, 07/15/62 (Call 01/15/62)	130	127,507
Lam Research Corp.
1.90%, 06/15/30 (Call 03/15/30)	700	585,781
2.88%, 06/15/50 (Call 12/15/49)(a)	206	141,641
3.13%, 06/15/60 (Call 12/15/59)	187	124,796
3.75%, 03/15/26 (Call 01/15/26)	549	537,065
3.80%, 03/15/25 (Call 12/15/24)	294	288,402
4.00%, 03/15/29 (Call 12/15/28)	403	391,809
4.88%, 03/15/49 (Call 09/15/48)	221	211,179
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	35	29,284
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	70	55,274
3.48%, 11/01/51 (Call 05/01/51)	200	128,292
4.66%, 02/15/30 (Call 11/15/29)	10	9,432
5.33%, 02/06/29 (Call 11/06/28)	76	74,877
5.88%, 02/09/33 (Call 11/09/32)	65	64,734
5.88%, 09/15/33	200	196,788
NVIDIA Corp.
2.00%, 06/15/31 (Call 03/15/31)(a)	1,643	1,381,007
2.85%, 04/01/30 (Call 01/01/30)(a)	1,979	1,803,502
3.20%, 09/16/26 (Call 06/16/26)	3,444	3,337,270
NXP BV/NXP Funding LLC, 5.55%, 12/01/28
(Call 09/01/28)	300	302,403
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31 (Call 02/11/31)	263	214,534
2.65%, 02/15/32 (Call 11/15/31)	135	109,084
3.13%, 02/15/42 (Call 08/15/41)	15	10,375
3.15%, 05/01/27 (Call 03/01/27)	20	18,559
3.25%, 05/11/41 (Call 11/11/40)	175	124,961
3.25%, 11/30/51 (Call 05/30/51)(a)	225	145,832
3.40%, 05/01/30 (Call 02/01/30)	95	84,462
4.30%, 06/18/29 (Call 03/18/29)	202	190,221
5.00%, 01/15/33 (Call 10/15/32)	200	192,756
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	10	8,969
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	220	195,072
4.50%, 05/20/52 (Call 11/20/51)	185	164,587
4.65%, 05/20/35 (Call 11/20/34)(a)	10	9,934
	Par
Security	(000)	Value

Semiconductors (continued)
4.80%, 05/20/45 (Call 11/20/44)	$212	$201,523
6.00%, 05/20/53 (Call 11/20/52)	160	173,251
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	563	531,489
1.75%, 05/04/30 (Call 02/04/30)	820	687,668
1.90%, 09/15/31 (Call 06/15/31)	255	210,117
2.25%, 09/04/29 (Call 06/04/29)	723	639,096
2.70%, 09/15/51 (Call 03/15/51)(a)	263	178,014
2.90%, 11/03/27 (Call 08/03/27)	503	474,797
3.65%, 08/16/32 (Call 05/16/32)	300	280,194
3.88%, 03/15/39 (Call 09/15/38)	92	81,484
4.15%, 05/15/48 (Call 11/15/47)	444	394,334
4.60%, 02/15/28 (Call 01/15/28)(a)	510	516,538
5.05%, 05/18/63	120	117,350
TSMC Arizona Corp.
2.50%, 10/25/31 (Call 07/25/31)	400	337,284
3.25%, 10/25/51 (Call 04/25/51)(a)	355	268,625
4.25%, 04/22/32 (Call 01/22/32)	315	306,435
4.50%, 04/22/52 (Call 10/22/51)(a)	240	228,298
		28,141,797
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)	35	29,682
3.48%, 12/01/27 (Call 09/01/27)	134	123,876
3.84%, 05/01/25 (Call 04/01/25)	82	79,428
4.20%, 05/01/30 (Call 02/01/30)	270	251,003
		483,989
Software — 4.0%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	227	142,849
3.40%, 06/15/27 (Call 03/15/27)	35	33,174
4.50%, 06/15/47 (Call 12/15/46)	102	91,505
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	374	356,889
2.15%, 02/01/27 (Call 12/01/26)	825	762,473
2.30%, 02/01/30 (Call 11/01/29)	2,763	2,434,120
3.25%, 02/01/25 (Call 11/01/24)	2,841	2,776,112
Autodesk Inc.
2.40%, 12/15/31 (Call 09/15/31)(a)	1,255	1,031,146
2.85%, 01/15/30 (Call 10/15/29)	222	196,244
3.50%, 06/15/27 (Call 03/15/27)(a)	753	720,516
4.38%, 06/15/25 (Call 03/15/25)	763	754,103
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	671	662,861
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	140	113,854
2.95%, 02/15/51 (Call 08/15/50)	335	224,266
4.80%, 03/01/26 (Call 12/01/25)(a)	54	53,879
Fidelity National Information Services Inc.
4.50%, 08/15/46 (Call 02/15/46)	52	41,648
5.10%, 07/15/32 (Call 04/15/32)(a)	390	380,433
5.63%, 07/15/52 (Call 01/15/52)	145	136,256
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	79	72,405
4.40%, 07/01/49 (Call 01/01/49)	312	257,260
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	2,371	2,248,728
2.53%, 06/01/50 (Call 12/01/49)	301	207,257
2.68%, 06/01/60 (Call 12/01/59)	487	325,301
2.70%, 02/12/25 (Call 11/12/24)	2,716	2,635,063

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
2.92%, 03/17/52 (Call 09/17/51)	$668	$494,167
3.04%, 03/17/62 (Call 09/17/61)	190	137,900
3.13%, 11/03/25 (Call 08/03/25)	2,409	2,342,728
3.30%, 02/06/27 (Call 11/06/26)	1,971	1,927,224
3.45%, 08/08/36 (Call 02/08/36)	423	386,618
3.50%, 02/12/35 (Call 08/12/34)(a)	1,382	1,304,207
3.50%, 11/15/42	150	129,469
3.95%, 08/08/56 (Call 02/08/56)	310	276,132
4.00%, 02/12/55 (Call 08/12/54)	400	361,012
4.10%, 02/06/37 (Call 08/06/36)	365	356,744
4.20%, 11/03/35 (Call 05/03/35)	255	253,756
4.25%, 02/06/47 (Call 08/06/46)	460	445,685
4.45%, 11/03/45 (Call 05/03/45)	305	301,316
4.50%, 10/01/40(a)	5	5,136
4.50%, 02/06/57 (Call 08/06/56)(a)	150	149,148
5.30%, 02/08/41(a)	125	137,572
Oracle Corp.
2.95%, 04/01/30 (Call 01/01/30)	25	21,873
3.25%, 05/15/30 (Call 02/15/30)	77	68,584
3.60%, 04/01/40 (Call 10/01/39)	190	143,731
3.60%, 04/01/50 (Call 10/01/49)	709	489,274
3.80%, 11/15/37 (Call 05/15/37)	27	21,960
3.85%, 07/15/36 (Call 01/15/36)	299	249,007
3.85%, 04/01/60 (Call 10/01/59)	702	473,976
3.90%, 05/15/35 (Call 11/15/34)	364	311,955
3.95%, 03/25/51 (Call 09/25/50)	524	383,636
4.00%, 07/15/46 (Call 01/15/46)	746	557,762
4.00%, 11/15/47 (Call 05/15/47)	448	333,621
4.10%, 03/25/61 (Call 09/25/60)	317	225,577
4.13%, 05/15/45 (Call 11/15/44)	481	370,760
4.30%, 07/08/34 (Call 01/08/34)	470	423,080
4.38%, 05/15/55 (Call 11/15/54)	432	334,143
4.50%, 07/08/44 (Call 01/08/44)	232	189,911
4.90%, 02/06/33 (Call 11/06/32)	25	24,153
5.38%, 07/15/40	406	386,289
5.55%, 02/06/53 (Call 08/06/52)	345	322,337
6.13%, 07/08/39	331	339,490
6.25%, 11/09/32 (Call 08/09/32)	500	528,700
6.50%, 04/15/38	344	367,475
6.90%, 11/09/52 (Call 05/09/52)	325	353,629
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	54	51,881
2.95%, 09/15/29 (Call 06/15/29)	6	5,347
3.80%, 12/15/26 (Call 09/15/26)	64	61,533
3.85%, 12/15/25 (Call 09/15/25)	112	108,443
4.20%, 09/15/28 (Call 06/15/28)	4	3,865
salesforce.com Inc.
2.90%, 07/15/51 (Call 01/15/51)(a)	348	238,808
3.70%, 04/11/28 (Call 01/11/28)	4,674	4,557,945
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	325	258,602
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	672	639,966
4.50%, 05/15/25 (Call 04/15/25)	95	93,743
4.65%, 05/15/27 (Call 03/15/27)	167	163,819
4.70%, 05/15/30 (Call 02/15/30)	702	667,314
Workday Inc.
3.70%, 04/01/29 (Call 02/01/29)	445	414,059
3.80%, 04/01/32 (Call 01/01/32)	476	428,995
		40,282,399
	Par
Security	(000)	Value

Telecommunications — 4.1%
America Movil SAB de CV
2.88%, 05/07/30 (Call 02/07/30)	$35	$30,603
4.38%, 07/16/42	55	48,216
4.38%, 04/22/49 (Call 10/22/48)	200	174,078
4.70%, 07/21/32 (Call 04/21/32)	210	204,065
6.13%, 11/15/37	65	69,861
6.13%, 03/30/40	335	356,514
6.38%, 03/01/35	205	223,370
AT&T Inc.
3.30%, 02/01/52 (Call 08/01/51)	330	226,301
3.50%, 09/15/53 (Call 03/15/53)	1,080	749,887
3.50%, 02/01/61 (Call 08/01/60)(a)	280	192,016
3.55%, 09/15/55 (Call 03/15/55)	1,205	830,100
3.65%, 06/01/51 (Call 12/01/50)	520	376,532
3.65%, 09/15/59 (Call 03/15/59)	908	621,935
3.80%, 12/01/57 (Call 06/01/57)	1,023	727,333
3.85%, 06/01/60 (Call 12/01/59)	322	229,232
4.10%, 02/15/28 (Call 11/15/27)	90	87,035
4.30%, 02/15/30 (Call 11/15/29)	57	54,541
4.30%, 12/15/42 (Call 06/15/42)	295	247,729
4.35%, 03/01/29 (Call 12/01/28)	60	58,198
4.35%, 06/15/45 (Call 12/15/44)	177	146,110
4.50%, 05/15/35 (Call 11/15/34)	474	436,677
4.50%, 03/09/48 (Call 09/09/47)	276	230,937
4.55%, 03/09/49 (Call 09/09/48)	226	188,730
4.65%, 06/01/44 (Call 12/01/43)	27	23,288
4.75%, 05/15/46 (Call 11/15/45)	353	306,969
4.80%, 06/15/44 (Call 12/15/43)	177	156,020
4.85%, 03/01/39 (Call 09/01/38)	282	259,197
4.85%, 07/15/45 (Call 01/15/45)	25	21,855
4.90%, 08/15/37 (Call 02/14/37)	83	78,296
5.15%, 03/15/42(a)	102	95,620
5.15%, 11/15/46 (Call 05/15/46)	145	133,812
5.15%, 02/15/50 (Call 08/14/49)	171	158,154
5.25%, 03/01/37 (Call 09/01/36)	303	296,943
5.35%, 09/01/40(a)	202	193,973
5.40%, 02/15/34	370	371,158
5.45%, 03/01/47 (Call 09/01/46)(a)	135	128,385
5.55%, 08/15/41	162	157,605
5.65%, 02/15/47 (Call 08/15/46)(a)	255	250,117
5.70%, 03/01/57 (Call 09/01/56)	149	145,916
6.00%, 08/15/40 (Call 05/15/40)	163	166,614
6.30%, 01/15/38	40	42,526
6.38%, 03/01/41	40	42,158
6.55%, 02/15/39	5	5,338
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)(a)	90	67,157
4.30%, 07/29/49 (Call 01/29/49)	23	18,997
4.46%, 04/01/48 (Call 10/01/47)	56	47,767
Series US-6, 3.20%, 02/15/52 (Call 08/15/51)	75	51,129
British Telecommunications PLC
5.13%, 12/04/28 (Call 09/04/28)	477	477,835
9.63%, 12/15/30	1,341	1,657,932
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)	664	627,958
2.95%, 02/28/26(a)	298	287,183
3.50%, 06/15/25	221	216,043
5.50%, 01/15/40	544	573,218
5.90%, 02/15/39	597	654,993

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	$49	$35,676
4.38%, 11/15/57 (Call 05/15/57)	220	175,963
4.70%, 03/15/37	25	23,388
5.35%, 11/15/48 (Call 05/15/48)	56	53,739
5.45%, 11/15/79 (Call 05/19/79)	187	165,360
5.75%, 08/15/40	80	80,963
5.85%, 11/15/68 (Call 05/15/68)	73	69,105
Deutsche Telekom International Finance BV
8.75%, 06/15/30	335	402,938
9.25%, 06/01/32	35	44,707
Juniper Networks Inc.
3.75%, 08/15/29 (Call 05/15/29)	7	6,391
5.95%, 03/15/41	75	72,879
Koninklijke KPN NV, 8.38%, 10/01/30	1,094	1,276,610
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	55	44,484
4.00%, 09/01/24	92	90,267
4.60%, 02/23/28 (Call 11/23/27)	216	212,471
4.60%, 05/23/29 (Call 02/23/29)	117	114,427
5.50%, 09/01/44	232	216,516
5.60%, 06/01/32 (Call 03/01/32)	70	70,099
Nokia OYJ, 4.38%, 06/12/27	855	812,250
Orange SA
5.38%, 01/13/42	175	173,820
5.50%, 02/06/44 (Call 08/06/43)	160	163,762
9.00%, 03/01/31	812	1,009,389
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	56	51,604
3.63%, 12/15/25 (Call 09/15/25)	209	199,219
3.70%, 11/15/49 (Call 05/15/49)	215	150,638
4.30%, 02/15/48 (Call 08/15/47)	158	122,047
4.35%, 05/01/49 (Call 11/01/48)	288	224,718
4.50%, 03/15/43 (Call 09/15/42)	90	74,078
4.55%, 03/15/52 (Call 09/15/51)(a)(d)	180	142,922
5.00%, 03/15/44 (Call 09/15/43)	257	229,008
5.45%, 10/01/43 (Call 04/01/43)	165	151,645
7.50%, 08/15/38	227	252,585
Sprint Capital Corp., 8.75%, 03/15/32	15	18,213
Telefonica Emisiones SA
4.10%, 03/08/27	634	612,964
4.67%, 03/06/38	70	59,029
4.90%, 03/06/48	185	148,707
5.21%, 03/08/47	478	401,687
5.52%, 03/01/49 (Call 09/01/48)	150	130,563
7.05%, 06/20/36	551	600,596
Telefonica Europe BV, 8.25%, 09/15/30	239	279,644
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	827	774,461
3.70%, 09/15/27 (Call 06/15/27)	581	556,255
4.30%, 06/15/49 (Call 12/15/48)	137	110,711
4.60%, 11/16/48 (Call 05/16/48)	214	182,354
T-Mobile USA Inc.
2.88%, 02/15/31 (Call 02/15/26)	400	341,280
3.00%, 02/15/41 (Call 08/15/40)	225	162,475
3.30%, 02/15/51 (Call 08/15/50)	661	456,467
3.40%, 10/15/52 (Call 04/15/52)	460	322,419
3.50%, 04/15/31 (Call 04/15/26)	800	713,632
3.60%, 11/15/60 (Call 05/15/60)	516	356,561
3.75%, 04/15/27 (Call 02/15/27)	83	78,826
	Par
Security	(000)	Value

Telecommunications (continued)
3.88%, 04/15/30 (Call 01/15/30)	$542	$502,510
4.38%, 04/15/40 (Call 10/15/39)	300	263,514
4.50%, 04/15/50 (Call 10/15/49)	670	569,996
4.80%, 07/15/28	200	197,454
5.20%, 01/15/33 (Call 10/15/32)	57	57,039
5.65%, 01/15/53 (Call 07/15/52)	205	204,688
5.75%, 01/15/54	200	202,866
5.80%, 09/15/62 (Call 03/15/62)	220	219,795
Verizon Communications Inc.
2.36%, 03/15/32 (Call 12/15/31)	80	64,530
2.55%, 03/21/31 (Call 12/21/30)	285	238,596
2.63%, 08/15/26	61	57,220
2.88%, 11/20/50 (Call 05/20/50)	461	293,809
2.99%, 10/30/56 (Call 04/30/56)	768	474,977
3.00%, 03/22/27 (Call 01/22/27)	90	84,809
3.00%, 11/20/60 (Call 05/20/60)	372	227,411
3.15%, 03/22/30 (Call 12/22/29)	53	47,353
3.38%, 02/15/25	369	359,447
3.55%, 03/22/51 (Call 09/22/50)	680	494,061
3.70%, 03/22/61 (Call 09/22/60)	783	557,997
3.85%, 11/01/42 (Call 05/01/42)(a)	163	130,641
3.88%, 02/08/29 (Call 11/08/28)	17	16,072
4.00%, 03/22/50 (Call 09/22/49)	56	44,448
4.02%, 12/03/29 (Call 09/03/29)	4	3,767
4.13%, 03/16/27	174	170,628
4.13%, 08/15/46	245	200,782
4.27%, 01/15/36	848	764,574
4.33%, 09/21/28	41	39,854
4.40%, 11/01/34 (Call 05/01/34)	668	619,243
4.50%, 08/10/33	538	508,076
4.52%, 09/15/48	230	198,798
4.67%, 03/15/55(a)	190	164,899
4.75%, 11/01/41	236	216,981
4.81%, 03/15/39	348	322,927
4.86%, 08/21/46	657	599,532
5.01%, 04/15/49(a)	95	88,863
5.01%, 08/21/54	180	166,001
5.05%, 05/09/33	150	148,366
5.25%, 03/16/37	777	769,082
5.50%, 03/16/47	272	270,526
5.85%, 09/15/35	40	41,478
6.40%, 09/15/33	75	80,304
6.55%, 09/15/43	140	154,318
7.75%, 12/01/30	60	69,655
Vodafone Group PLC
4.13%, 05/30/25	476	467,489
4.25%, 09/17/50	311	244,689
4.38%, 05/30/28(a)	200	196,706
4.38%, 02/19/43	262	215,665
4.88%, 06/19/49	391	336,620
5.00%, 05/30/38(a)	30	28,557
5.13%, 06/19/59	50	43,508
5.25%, 05/30/48	240	221,676
6.15%, 02/27/37	383	399,458
6.25%, 11/30/32(a)	118	125,893
7.88%, 02/15/30	282	325,397
		40,958,213
Toys, Games & Hobbies — 0.2%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	963	927,263

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Toys, Games & Hobbies (continued)
3.50%, 09/15/27 (Call 06/15/27)(a)	$387	$364,252
3.55%, 11/19/26 (Call 09/19/26)	647	607,856
3.90%, 11/19/29 (Call 08/19/29)	580	529,198
		2,428,569
Transportation — 2.0%
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	189	132,616
3.55%, 02/15/50 (Call 08/15/49)	298	233,349
3.90%, 08/01/46 (Call 02/01/46)	145	119,519
4.05%, 06/15/48 (Call 12/15/47)	235	198,307
4.13%, 06/15/47 (Call 12/15/46)	170	146,091
4.15%, 04/01/45 (Call 10/01/44)	108	93,059
4.15%, 12/15/48 (Call 06/15/48)	169	144,365
4.38%, 09/01/42 (Call 03/01/42)	100	90,019
4.40%, 03/15/42 (Call 09/15/41)	84	75,493
4.55%, 09/01/44 (Call 03/01/44)	132	120,125
4.70%, 09/01/45 (Call 03/01/45)	63	58,501
4.90%, 04/01/44 (Call 10/01/43)	122	116,523
4.95%, 09/15/41 (Call 03/15/41)	63	60,620
5.05%, 03/01/41 (Call 09/01/40)	40	39,214
5.40%, 06/01/41 (Call 12/01/40)	55	55,641
5.75%, 05/01/40 (Call 11/01/39)	11	11,534
6.15%, 05/01/37	55	60,894
Canadian National Railway Co.
2.45%, 05/01/50 (Call 11/01/49)	180	112,631
3.20%, 08/02/46 (Call 02/02/46)	330	243,721
3.65%, 02/03/48 (Call 08/03/47)	366	295,402
4.45%, 01/20/49 (Call 07/20/48)	300	271,881
6.20%, 06/01/36	208	231,086
6.25%, 08/01/34	207	230,256
6.38%, 11/15/37	142	160,549
6.90%, 07/15/28	32	35,324
Canadian Pacific Railway Co.
2.05%, 03/05/30 (Call 12/05/29)	32	27,120
2.90%, 02/01/25 (Call 11/01/24)	77	74,066
3.10%, 12/02/51 (Call 06/02/51)	550	379,753
4.00%, 06/01/28 (Call 03/01/28)	34	33,006
4.20%, 11/15/69	165	127,837
4.80%, 09/15/35 (Call 03/15/35)	73	72,049
4.80%, 08/01/45 (Call 02/01/45)	185	172,809
5.95%, 05/15/37	61	64,436
6.13%, 09/15/2115 (Call 03/15/2115)	134	136,330
7.13%, 10/15/31	37	41,791
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	1,800	1,727,712
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	191	165,607
2.60%, 11/01/26 (Call 08/01/26)	90	83,931
3.25%, 06/01/27 (Call 03/01/27)	104	98,599
3.35%, 11/01/25 (Call 08/01/25)(a)	209	201,545
3.35%, 09/15/49 (Call 03/15/49)	201	145,482
3.80%, 03/01/28 (Call 12/01/27)(a)	123	118,485
3.80%, 11/01/46 (Call 05/01/46)	228	181,217
3.80%, 04/15/50 (Call 10/15/49)	91	71,271
3.95%, 05/01/50 (Call 11/01/49)	239	191,482
4.10%, 03/15/44 (Call 09/15/43)	181	153,980
4.25%, 03/15/29 (Call 12/15/28)	438	428,224
4.25%, 11/01/66 (Call 05/01/66)	227	182,753
4.30%, 03/01/48 (Call 09/01/47)	230	197,271
4.40%, 03/01/43 (Call 09/01/42)	99	86,561
	Par
Security	(000)	Value

Transportation (continued)
4.50%, 03/15/49 (Call 09/15/48)	$133	$117,329
4.50%, 08/01/54 (Call 02/01/54)	95	81,941
4.65%, 03/01/68 (Call 09/01/67)	85	73,997
4.75%, 05/30/42 (Call 11/30/41)	119	109,553
4.75%, 11/15/48 (Call 05/15/48)	94	85,969
5.50%, 04/15/41 (Call 10/15/40)	103	103,112
6.00%, 10/01/36	96	102,223
6.15%, 05/01/37	125	135,311
6.22%, 04/30/40	155	167,295
FedEx Corp.
3.10%, 08/05/29 (Call 05/05/29)	29	26,232
3.40%, 02/15/28 (Call 11/15/27)	15	14,129
3.88%, 08/01/42	77	60,933
3.90%, 02/01/35	90	78,827
4.05%, 02/15/48 (Call 08/15/47)	177	138,784
4.10%, 04/15/43	132	105,159
4.10%, 02/01/45	177	141,324
4.20%, 10/17/28 (Call 07/17/28)	26	25,323
4.25%, 05/15/30 (Call 02/15/30)(a)	69	66,438
4.40%, 01/15/47 (Call 07/15/46)	183	152,196
4.55%, 04/01/46 (Call 10/01/45)	324	272,733
4.75%, 11/15/45 (Call 05/15/45)	288	251,067
4.90%, 01/15/34	24	23,470
4.95%, 10/17/48 (Call 04/17/48)	147	132,234
5.10%, 01/15/44	143	131,634
5.25%, 05/15/50 (Call 11/15/49)(a)	173	163,724
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	58	50,701
2.90%, 06/15/26 (Call 03/15/26)	63	59,685
2.90%, 08/25/51 (Call 02/25/51)	245	157,944
3.15%, 06/01/27 (Call 03/01/27)	94	88,705
3.16%, 05/15/55 (Call 11/15/54)	155	103,055
3.40%, 11/01/49 (Call 05/01/49)	194	137,868
3.65%, 08/01/25 (Call 06/01/25)	58	56,234
3.70%, 03/15/53 (Call 09/15/52)	95	71,535
3.80%, 08/01/28 (Call 05/01/28)	190	182,736
3.94%, 11/01/47 (Call 05/01/47)	239	191,472
3.95%, 10/01/42 (Call 04/01/42)	93	76,715
4.05%, 08/15/52 (Call 02/15/52)	290	235,370
4.10%, 05/15/49 (Call 11/15/48)	129	104,512
4.10%, 05/15/2121 (Call 11/15/2120)	135	92,463
4.15%, 02/28/48 (Call 08/28/47)	288	236,341
4.45%, 06/15/45 (Call 12/15/44)	143	123,062
4.65%, 01/15/46 (Call 07/15/45)	123	109,333
4.84%, 10/01/41	233	213,218
7.80%, 05/15/27	10	11,091
Ryder System Inc.
2.50%, 09/01/24 (Call 08/01/24)	192	184,750
2.90%, 12/01/26 (Call 10/01/26)	129	118,779
4.63%, 06/01/25 (Call 05/01/25)	170	167,249
5.25%, 06/01/28 (Call 05/01/28)	130	128,049
5.65%, 03/01/28 (Call 02/01/28)	5	5,047
Union Pacific Corp.
2.95%, 03/10/52 (Call 09/10/51)	135	91,943
2.97%, 09/16/62 (Call 03/16/62)	210	133,461
3.25%, 02/05/50 (Call 08/05/49)	397	291,672
3.35%, 08/15/46 (Call 02/15/46)	63	46,408
3.38%, 02/01/35 (Call 08/01/34)	60	51,865
3.50%, 02/14/53 (Call 08/14/52)	250	190,510
3.55%, 08/15/39 (Call 02/15/39)(a)	32	26,568

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Transportation (continued)
3.55%, 05/20/61 (Call 11/20/60)	$130	$94,485
3.60%, 09/15/37 (Call 03/15/37)	62	53,288
3.75%, 02/05/70 (Call 08/05/69)	173	129,515
3.80%, 10/01/51 (Call 04/01/51)	321	259,638
3.80%, 04/06/71 (Call 10/06/70)	225	169,812
3.84%, 03/20/60 (Call 09/20/59)	235	182,781
3.85%, 02/14/72 (Call 08/14/71)	107	81,534
3.88%, 02/01/55 (Call 08/01/54)	183	146,266
3.95%, 09/10/28 (Call 06/10/28)	38	37,107
3.95%, 08/15/59 (Call 02/15/59)	193	153,703
4.00%, 04/15/47 (Call 10/15/46)	148	122,664
4.05%, 11/15/45 (Call 05/15/45)	67	56,076
4.05%, 03/01/46 (Call 09/01/45)	153	127,509
4.10%, 09/15/67 (Call 03/15/67)	141	113,767
4.30%, 03/01/49 (Call 09/01/48)	228	197,412
4.50%, 09/10/48 (Call 03/10/48)	233	204,425
6.63%, 02/01/29	8	8,849
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	20	17,889
3.40%, 03/15/29 (Call 12/15/28)(a)	87	82,779
3.40%, 11/15/46 (Call 05/15/46)	100	77,960
3.40%, 09/01/49 (Call 03/01/49)(a)	287	224,239
3.63%, 10/01/42	86	70,985
3.75%, 11/15/47 (Call 05/15/47)	326	269,374
4.25%, 03/15/49 (Call 09/15/48)	231	203,670
4.45%, 04/01/30 (Call 01/01/30)	117	116,875
4.88%, 11/15/40 (Call 05/15/40)	208	203,376
5.20%, 04/01/40 (Call 10/01/39)	145	147,275
5.30%, 04/01/50 (Call 10/01/49)	230	239,338
6.20%, 01/15/38	737	825,462
		19,617,368
Trucking & Leasing — 0.1%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	75	46,306
3.25%, 03/30/25 (Call 12/30/24)	68	65,085
3.25%, 09/15/26 (Call 06/15/26)	35	32,538
3.50%, 03/15/28 (Call 12/15/27)	19	17,489
3.50%, 06/01/32 (Call 03/01/32)	20	17,270
3.85%, 03/30/27 (Call 12/30/26)	28	26,602
4.55%, 11/07/28 (Call 08/07/28)	38	36,776
4.70%, 04/01/29 (Call 01/01/29)	33	31,998
4.90%, 03/15/33 (Call 12/15/32)(a)	200	191,186
5.20%, 03/15/44 (Call 09/15/43)	92	80,146
5.45%, 09/15/33	100	98,520
		643,916
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27 (Call 12/20/26)(a)	150	127,479
Water — 0.2%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	36	31,663
	Par/
	Shares
Security	(000)	Value

Water (continued)
2.95%, 09/01/27 (Call 06/01/27)	$53	$49,349
3.45%, 06/01/29 (Call 03/01/29)	72	66,757
3.45%, 05/01/50 (Call 11/01/49)	378	278,435
3.75%, 09/01/28 (Call 06/01/28)(a)	9	8,591
3.75%, 09/01/47 (Call 03/01/47)	71	55,418
4.00%, 12/01/46 (Call 06/01/46)	150	119,805
4.15%, 06/01/49 (Call 12/01/48)	238	197,350
4.20%, 09/01/48 (Call 03/01/48)	252	207,991
4.30%, 12/01/42 (Call 06/01/42)	87	76,261
4.30%, 09/01/45 (Call 03/01/45)	145	124,100
6.59%, 10/15/37(a)	192	215,921
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	89	76,169
3.35%, 04/15/50 (Call 10/15/49)	209	144,289
3.57%, 05/01/29 (Call 02/01/29)	89	82,453
4.28%, 05/01/49 (Call 11/01/48)	296	238,176
5.30%, 05/01/52 (Call 11/01/51)	162	151,911
United Utilities PLC, 6.88%, 08/15/28(a)	50	54,915
		2,179,554
Total Long-Term Investments — 98.8%
(Cost: $1,106,554,421)		983,217,375

Short-Term Securities

Money Market Funds — 7.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(e)(f)(g)	72,622	72,636,861
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(e)(f)	590	590,000
Total Short-Term Securities — 7.3%
(Cost: $73,215,613)		73,226,861

Total Investments — 106.1%
(Cost: $1,179,770,034)		1,056,444,236

Liabilities in Excess of Other Assets — (6.1)%		(60,879,092)
Net Assets — 100.0%		$995,565,144

(a)	All or a portion of this security is on loan.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware USD Corporate Bond ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$85,290,166	$—	$(12,623,535	)(a)	$(6,418)	$(23,352)	$72,636,861	72,622	$87,836	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,040,000	—	(12,450,000	)(a)	—	—	590,000	590	47,469		—
					$(6,418)	$(23,352)	$73,226,861		$135,305		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$983,217,375	$—	$983,217,375
Short-Term Securities
Money Market Funds	73,226,861	—	—	73,226,861
	$73,226,861	$983,217,375	$—	$1,056,444,236

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate